Filed with the Securities and Exchange Commission on April 27, 2026
Registration No. 333-233805
Registration No. 811-21933
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ /
Pre-Effective Amendment No. ___	/ /
Post-Effective Amendment No. 9	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ /
Amendment No. 128	/ X /
(Check appropriate box or boxes.)

Northwestern Mutual Variable Life Account II
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)
720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal Officer, Chief Compliance Officer, and Secretary
The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)
Copy to:
Terry R. Young
Assistant General Counsel and Assistant Secretary
The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
(414) 665-2092
Approximate Date of Proposed Public Offering	Continuous
It is proposed that this filing will become effective (check appropriate space)
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2026 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on _________________pursuant to paragraph (a)(1) of Rule 485 this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Interests in the Northwestern Mutual Variable Life Account II under flexible premium variable universal life insurance policies.

Variable Universal Life Plus - NY
Issued by The Northwestern Mutual Life Insurance Company through Northwestern Mutual Variable Life Account II
Prospectus May 1, 2026
This prospectus (the "Prospectus") describes an individual flexible premium variable universal life insurance policy (the “Policy”) issued by The Northwestern Mutual Life Insurance Company. The Policy is designed to provide a Life Insurance Benefit upon the death of the Insured and is not suitable for short-term investment. You should consider the Policy in conjunction with other insurance you own. Replacing your existing life insurance with this Policy may not be to your advantage. In addition, it may not be to your advantage to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy. Please consult your Financial Representative.
Subject to the limitations discussed in this Prospectus you may choose to invest your Net Premiums in up to 30 Divisions of the Northwestern Mutual Variable Life Account II (the “Separate Account”). Each Division of the Separate Account invests exclusively in shares of a single series of a Fund (a “Portfolio”). Each Portfolio available as an investment option under the Policy is identified below:
Northwestern Mutual Series Fund, Inc.
- Growth Stock Portfolio
- Focused Appreciation Portfolio
- Large Cap Core Stock Portfolio
- Large Cap Blend Portfolio
- Index 500 Stock Portfolio
- Large Company Value Portfolio
- Domestic Equity Portfolio
- Equity Income Portfolio
- Mid Cap Growth Stock Portfolio
- Index 400 Stock Portfolio
- Mid Cap Value Portfolio
- Small Cap Growth Stock Portfolio
- Index 600 Stock Portfolio
- Small Cap Value Portfolio
- International Growth Portfolio
- Research International Core Portfolio
- International Equity Portfolio
- Emerging Markets Equity Portfolio
- Government Money Market Portfolio
- Short-Term Bond Portfolio
- Select Bond Portfolio
- Long-Term U.S. Government Bond Portfolio
- Inflation Managed Portfolio (formerly “Inflation Protection Portfolio”)
- High Yield Bond Portfolio
- Multi-Sector Bond Portfolio
- Active/Passive Conservative Portfolio
- Active/Passive Balanced Portfolio (formerly “Balanced Portfolio”)
- Active/Passive Moderate Portfolio (formerly “Asset Allocation Portfolio”)
- Active/Passive Aggressive Portfolio
- Active/Passive Very Aggressive Portfolio (formerly “Active/Passive All Equity Portfolio”)
American Funds Insurance Series®
- Growth Fund
- Global Growth Fund
- New World Fund®
- The Bond Fund of America®
- Capital World Bond Fund®
- American High-Income Trust®
BlackRock Variable Series Funds
- International Index V.I. Fund
- Total Return V.I. Fund
Columbia Funds Variable Insurance Trust
- Small Cap Value Discovery Fund (formerly “Small Cap Value Fund”)
Cantor Fitzgerald Variable Insurance Trust (formerly “Credit Suisse Trust”)
- Cantor Fitzgerald Commodity Return Strategy Portfolio (formerly “Commodity Return Strategy Portfolio”)
Fidelity® Variable Insurance Products
- VIP Mid Cap Portfolio
- VIP ContrafundSM Portfolio
- VIP Value Strategies Portfolio
- VIP Health Care Portfolio
- VIP Technology Portfolio
- VIP Bond Index Portfolio
John Hancock Variable Insurance Trust
- Disciplined Value International Trust
- Real Estate Securities Trust
- Strategic Income Opportunities Trust
Neuberger Berman Advisers Management Trust
- Quality Equity Portfolio (formerly “Sustainable Equity Portfolio”)
Russell Investment Funds
- U.S. Strategic Equity Fund
- U.S. Small Cap Equity Fund
- Global Real Estate Securities Fund
- International Developed Markets Fund
- Strategic Bond Fund
Russell Investment Funds LifePoints® Variable Target Portfolio Series
- Moderate Strategy Fund
- Balanced Strategy Fund
- Aggressive Strategy Fund
- Equity Aggressive Strategy Fund
Please note that the Policy and the Portfolios are not guaranteed to achieve their goals; are not federally insured; are not bank deposits; and are not endorsed by any bank or government agency.
This Policy is subject to the laws of, and only available in, the State of New York. Unless clear from their context or otherwise appropriate, all of the capitalized terms used in this Prospectus are defined at the end of this Prospectus in the Glossary of Terms. "Northwestern Mutual," "Company," "we," "us," and "our" in this Prospectus mean The Northwestern Mutual Life Insurance Company.
Please carefully read this Prospectus and any accompanying prospectuses for the corresponding Portfolios and keep them for future reference. This Prospectus provides information that you should know before investing in the Policy. No person is authorized to make any representation in connection with the offering of the Policy other than those contained in this Prospectus. Our Distributor may limit sales of the Policy to certain government entities and government entity plans.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policy or passed upon the adequacy of this

Prospectus. Any representation to the contrary is a criminal offense.

You may cancel your Policy within 10 days of receiving it without paying fees or penalties.
In some circumstances, this cancellation period may be longer. Upon cancellation you will receive the greater of the full amount of your Premium Payment(s) or the Policy’s Contract Fund Value. You should review the Prospectus, or consult with your Financial Representative, for some additional information about the specific cancellation terms that apply.

Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC’s Staff and is available at www.investor.gov.

Table of Contents
Page
Appendix A—Portfolios Available under Your Policy	48
Page
Additional Information	53

Important Information You Should Consider About the Policy
FEES AND EXPENSES	Cross-Reference(s) to Location in Prospectus
Charges for Early Withdrawals
If you surrender your Policy (or if you change your Policy to Paid-up insurance)
in the first ten Policy Years you will be assessed a surrender charge of up to
50% of the Target Premium.
For example, if you surrender your Policy and your total Target Premium amount was $100,000, you could pay a surrender charge of up to $50,000.
Withdrawals are subject to a $25 service charge (currently waived) for each withdrawal request.
Fee and Expense Tables – Transaction Fees (Surrender Charge and Withdrawal Fee) Also see Information About the Policy – Other Benefits Available Under the Policy (Paid-Up Insurance)
Transaction Charges
In addition to surrender charges and withdrawal charges, you may also be charged for other transactions, such as certain tax-related charges, a front-end sales load, charges for transferring between investment options, requesting more than one illustration in a Policy Year, changes to your Death Benefit option or Specified Amount, as well as charges for expedited delivery or wire transfers.
Fee and Expense Tables – Transaction Fees
Ongoing Fees and Expenses (annual charges)
In addition to the charges above, investment in the Policy is subject to ongoing fees and expenses, including fees covering the cost of insurance and optional benefits available under the Policy. These fees are based on information as of
December 31, 2025, may change from year to year, and are generally based on characteristics of the insured (e.g., age, sex and rating classification). You should review your Policy specifications page for specific rates applicable under your Policy.
You bear the expenses associated with the Portfolios available under your
Policy, the range for which is shown in the following table:
				Fee and Expense Tables – Periodic Charges (Other than Portfolio Operating Expenses) Fee and Expense Tables – Annual Portfolio Operating Expenses
	Annual Fee	Minimum*	Maximum*
	Investment Options (Portfolio company fees and expenses)	0.14%	2.50%
	* As a percentage of Portfolio assets.
RISKS
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	Risks of the Policy –Investment Risk and The Funds
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for you if you need ready access to cash. Surrender charges apply in the first 10 Policy Years and the value of your Policy and life insurance benefit will be reduced if you withdraw money. In addition, short-term investment in the Policy may subject you to income taxes and tax penalties.
Risks of the Policy –Policy for Long- Term Protection
Risks Associated with Investment Options
Investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options
(Portfolios) available under the Policy. Each Portfolio will have its own unique risks and you should review these investment options before making an investment decision.
Risks of the Policy – Investment Risk Also see The Funds
Variable Universal Life Plus – NY Prospectus
1

RISKS	Cross-Reference(s) to Location in Prospectus
Insurance Company Risks
Investment in the Policy is subject to the risks related to Northwestern Mutual, and any obligations, guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling toll free (866) 464-3800.
Risks of the Policy – Investment Risk and the Northwestern Mutual section
Policy Lapse
Insufficient premium payments, poor investment results, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage and death benefits will not be paid.
After lapse, you may reinstate the Policy subject to certain conditions described in the Prospectus, including the payment of the minimum payment amount, required to keep the Policy in force.
Risks of the Policy – Policy Lapse Information About the Policy – Termination and Reinstatement
RESTRICTIONS
Investments
Transfer or allocations to the Government Money Market Division are subject to certain restrictions.
Transfers from the Divisions must be in amounts greater than or equal to 1% of assets in the Divisions, may be subject to charges, and are subject to the
Policy’s short-term and excessive trading policies. These short-term and excessive trading policies may trigger additional restrictions on your Policy.
Currently, there is no charge when you transfer Contract Fund Value among
Divisions. However, we reserve the right to charge $25 for each transfer. You may invest in up to 30 Divisions at a time.
Under certain circumstances Northwestern Mutual reserves the right to remove a Portfolio or substitute another Portfolio or mutual fund for such
Portfolio.

Restrictions on
Amounts in the
Government Money
Market Division

Information about
the Policy – Other
Policy Transactions
(Transfers and
Short-Term and
Excessive Trading)

Information about
the Policy – Other
Policy Transactions
(Substitution of
Portfolio Shares and
Other Changes)

Optional Benefits
Optional benefits are subject to additional charges and payments made under these benefits are generally subject to the same transaction fees as other premium payments but may be treated differently for other purposes (e.g., certain death benefit minimums). Optional benefits are not available for all ages (or may terminate at certain ages) and underwriting classifications. We may stop offering an optional benefit at any time.

Withdrawals under the Policy may cause the Death Benefit Guarantee to terminate if the monthly Death Benefit Guarantee Test is not met and no additional premium is paid during the following 61-day grace period.
Information about the Policy – Other Benefits Available Under the Policy Also see Termination of Death Benefit Guarantee for Failure to Meet the Death Benefit Guarantee Test
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit if the Policy is purchased through a tax-qualified plan.
Tax Considerations
Variable Universal Life Plus – NY Prospectus
2

	CONFLICTS OF INTEREST	Cross-Reference(s) to Location in Prospectus
Investment Professional Compensation
The Policy is sold exclusively through financial representatives of Northwestern
Mutual’s affiliated broker-dealer, who are compensated with a commission based on a percentage of premium, and Northwestern Mutual may share revenue it earns on the Policy with its affiliated broker-dealer. These financial representatives may have a financial incentive to offer or recommend the
Policy over other investments.
Distribution of the Policy Also see Charges and Deductions – Commissions Paid to Financial Representatives
Exchanges
Some financial representatives may have a financial incentive to offer this
Policy in place of one you already own. You should only exchange an existing policy if you determine, after comparing the features, fees and risks of both policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase this Policy rather than continue to own the existing policy.
None
Overview of the Policy
What is the Policy, and what is it designed to do?
The Policy is an individual flexible premium variable universal life insurance policy, the purpose of which is primarily to provide life insurance protection (i.e., a death benefit) while providing the long-term growth in the Policy Value through allocations to a variety of Divisions. The Policy may be appropriate if you have a long-term investment horizon and is not intended for short-term investment, and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading. You may want to consult your financial or tax advisor.
In exchange for your Premium Payments, upon the death of the Insured, we will pay the Death Benefit to your beneficiary based on one of three death benefit options available under the Policy. Subject to certain limitations, you can change the Death Benefit option you selected. (See “Death Benefit – Changing Death Benefit Options” in the Prospectus for more information.)
How are Premium Payments treated under the Policy?
As described in more detail in the “Information About the Policy” section of the Prospectus, when you apply for the Policy you must make a minimum initial Premium Payment to put your Policy in force. No insurance will take effect until the minimum initial Premium Payment is made. The minimum initial Premium Payment is based on the Issue Age, underwriting classification and sex of the Insured, the Initial Specified Amount, any optional benefits and, if applicable, the Death Benefit Guarantee Period. For certain Death Benefit Guarantee Periods, a minimum Premium Payment is required to be paid in the first Policy Year.
After the Policy is issued, you must make sufficient Premium Payments to keep the Policy in force. There is no required schedule or amount of Premium Payments but the investment results of the Divisions to which your Net Premium(s) is allocated will affect the Premium Payments you are required to make to keep your Policy in force. If you elect the Death Benefit Guarantee, your Policy will generally not lapse regardless of the investment performance of the Divisions in which you invest so long as you make the minimum requested payment upon notice that your cumulative premium payments are below the required amount.
When a Premium Payment is received in Good Order at our Home Office after the Policy is in-force, we deduct a premium tax charge, federal deferred acquisition cost charge and sales load to cover taxes and acquisition and distribution expenses, respectively, and the remaining amount, known as the Net Premium(s), is allocated among the Divisions, according to your current payment allocation instructions.
Investments in the Policy’s Divisions are held in the Separate Account which is an account separate from our General Account assets. We have established a segment within the Separate Account to receive and invest Net Premium(s) for the Policy. Currently, the Policy segment is divided into 59 Separate Account Divisions. Each Division purchases shares in a corresponding Portfolio. Information about each corresponding Portfolio is provided at the back of this document. See APPENDIX A: Portfolios Available under Your Policy.
Payment of insufficient premiums may result in the Policy terminating or lapsing, subject to the Death Benefit Guarantee explained below (if applicable).
Q. What are the primary features and options that the Variable Universal Life Plus - NY Policy offers?
A.
Choice of Death Benefit Options. You may choose among three Death Benefit options, a death benefit based on the Specified Amount (Option A), on the Specified Amount plus Policy Value (Option B) or on the Specified Amount plus
Variable Universal Life Plus – NY Prospectus
3

cumulative premiums paid (less any cumulative withdrawals)(Option C). In addition to the three Death Benefit options, there is also a Minimum Death Benefit that may be applied. See the “Death Benefit” section in the Prospectus for more information.
B.
Surrenders and Withdrawals. You may surrender your Policy, and we will pay you its Cash Surrender Value (Policy Value less any Policy Debt and any surrender charge). You may also withdraw a part of the Policy Value. A withdrawal reduces the Policy Value, may reduce the Specified Amount of the Policy and therefore the Death Benefit, may impact the Death Benefit Guarantee, and may increase the risk that the Policy will terminate or lapse. Surrenders and withdrawals are subject to charges and may have adverse tax consequences.
C.
Loans. You may take a loan on the Policy that when added to existing Policy Debt does not exceed the Loan Value of the Policy. The Policy secures the loan. Taking a loan will reduce Cash Surrender Value and the Death Benefit, may impact the Death Benefit Guarantee, may have adverse tax consequences and will increase the risk that your Policy may terminate or lapse.
D.
Transfers. Generally, you may transfer Contract Fund Value among up to 30 Divisions, subject to certain restrictions on transfers to the Government Money Market Division. We also offer four asset allocation models and two automated transfer programs: dollar cost averaging and portfolio rebalancing.
E.
Death Benefit Guarantee. During a defined period elected at issue, your Policy will not terminate or lapse, even if the Cash Surrender Value is not enough to pay Monthly Policy Charges, as long as you have made specified minimum Premium Payments. However, even if specified minimum Premium Payments have been made, Policy loans and withdrawals could cause the Policy to terminate.
F.
Collateral Assignment. Subject to our approval, you may generally assign the Policy as collateral for a loan or other obligation.
G.
Tax Treatment. You are generally not taxed on the Policy’s earnings until you surrender or withdraw Policy Value from your Policy. This is known as tax deferral.
H.
Additional Benefits. There are additional benefits you may add to your Policy. An additional charge may apply if you elect an additional benefit. The additional benefits available with this Policy are listed in the “Other Benefits Available under the Policy” section of the Prospectus, and include the following:
●
Waiver Benefit: Selected Monthly Premium – Credits the Policy the Selected Monthly Premium Benefit if the Insured has a Total Disability
●
Additional Purchase Benefit – Allows the Owner to purchase additional life insurance policies on the life of the Insured without proof of insurability
●
Death Benefit Guarantee – Allows you to select a Death Benefit Guarantee Period during which the Policy is guaranteed not to terminate due to insufficient value in your Policy
●
Death Benefit Guarantee Premium Suspension – Allows for the suspension of required premiums during the Death Benefit Guarantee Period until your next Policy Anniversary
●
Income Plans – In lieu of a lump sum payment, the Death Benefit and surrender proceeds may be payable in monthly (or less frequent) payments over a period of time
●
Exchange for a Fixed Benefit Policy – Allows you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the underlying Portfolios
●
Paid-up Insurance – Under certain conditions allows the Owner to change the Policy to a policy free of minimum premium payment obligations
●
Dollar Cost Averaging – On a monthly basis, automatically transfers a specific amount from the Government Money Market Division into the other Divisions you have selected
●
Portfolio Rebalancing – Automatically rebalances the Divisions you select (either monthly, quarterly, semi-annually or annually) to maintain your chosen allocations among the Divisions
●
Allocation Models – Models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance
Variable Universal Life Plus – NY Prospectus
4

Fee and Expense Tables
The following tables describe the fees and expenses that are payable when you buy, own, surrender or make withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.
Transaction Fees
The table below describes the fees and expenses that are payable at the time that you buy the Policy, make premium payments, surrender the Policy, make withdrawals, transfer among investment options, or make certain changes to the Policy.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
State Franchise Tax Charge	Upon each Premium Payment	4.30% of Premium Payment	2.00% of Premium Payment
Federal Deferred Acquisition Cost Charge[1]	Upon each Premium Payment	3.00% of Premium Payment	0.55% of Premium Payment
Sales Load	Upon each Premium Payment	Same as current charge
6.95% of premium up to Target Premium[2]and
5.60% of premium in excess of Target Premium in
Policy Years 1-10; 3.95% of premium up to Target
Premium and 5.60% of premium in excess of
Target Premium in Policy Years 11-20 and 0.00%
beyond year 20

Surrender Charge[3]	Upon surrender or change to paid-up insurance during the first ten Policy Years
Maximum Charge[4]		Same as current charge	50% in Policy Years 1-5 of the Target Premium, grading down monthly in Policy Years 6-10 to 0%
Minimum Charge[5]		Same as current charge	13% in Policy Years 1-5 of the Target Premium, grading down monthly in Policy Years 6-10 to 0%
Charge for Insured Issue Age 35	Same as current charge	50% in Policy Years 1-5 of the Target Premium, grading down monthly in Policy Years 6-10 to 0%
Withdrawal Fee[6]	Upon withdrawal	$25.00	Currently waived
Transfer Fee[6]	Upon transfer	$25.00	Currently waived
Change in Death Benefit Option Fee[6]	Upon change in Death Benefit option	$25.00	Currently waived
Change in Specified Amount Fee[6]	Upon change in Specified Amount	$25.00 per change after first change in a Policy Year	Currently waived
Request for Additional Illustration Charge[6,7]	Upon request for more than one illustration in a Policy Year	$25.00 per illustration for each additional illustration in a Policy Year	Currently waived
Expedited Delivery Charge[6,8]	When express mail delivery is requested	$50 per delivery (up to $75 for next day, a.m. delivery) adjusted for inflation[9]	$15 per delivery (up to $45 for next day, a.m. delivery)
Wire Transfer Fee[6,8]	When a wire transfer is requested	$50 per transfer (up to $100 for international wires) adjusted for inflation[9]	$25 per transfer (up to $50 for international wires)
1
This charge was previously referred to as the “OBRA Expense Charge” or “Other Premium Expense Charge.” Due to a federal tax law change under the Omnibus Budget Reconciliation Act of 1990, as amended (“OBRA”), insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. This charge compensates us for the additional corporate income tax burden resulting from OBRA.
2
The Target Premium is a hypothetical annual premium which is based on the Specified Amount, Death Benefit option, Death Benefit Guarantee Period, any optional benefits, and characteristics of the Insured, such as factors including but not limited to Issue Age, sex, and underwriting classification. Please see “Target Premium” in the Glossary of Terms.
Variable Universal Life Plus – NY Prospectus
5

3
The initial surrender charge percentage varies by Issue Age and remains level between Policy Years one through five, and declines monthly in Policy Years six through ten to zero. The surrender charge shown in the table may not be representative of the charge a particular Owner would pay. For more information on the surrender charge, see “Charges and Deductions – Monthly Policy Charges and Service Charges” in the Prospectus. Your Policy schedule pages will indicate the maximum charge under your Policy.
4
The maximum Surrender Charge assumes that the Insured has the following characteristic: Issue Ages 0-54.
5
The minimum Surrender Charge assumes that the Insured has the following characteristic: Issue Age 75.
6
Fees and charges are deducted from Contract Fund Value (see “Glossary of Terms”).
7
An illustration of the Policy’s future benefits and values is provided once a Policy Year at no charge upon request.
8
This fee may increase over time to cover our administrative or other costs but will not exceed the maximum charge. We may discontinue this service at any time, with or without notice.
9
The Guaranteed Maximum Charges are subject to a consumer price index adjustment in order to accommodate future increases in the costs associated with these requests. The maximum charge will equal the Guaranteed Maximum Charge shown above multiplied by the CPI for the fourth month prior to the time of the charge, divided by the CPI for April, 2018. “CPI” means the Consumer Price Index for All Urban Consumers, United States City Average, All Items, as published by the United States Bureau of Labor Statistics. If the method for determining the CPI is changed, or it is no longer published, it will be replaced by some other index found by Northwestern Mutual to serve the same purpose.
Periodic Charges (Other than Portfolio Operating Expenses)1
The table below describes the fees and expenses that you will pay periodically during the time that you own the Policy other than the operating expenses for the Portfolios. Certain charges applicable to your Policy depend on your Policy Year. Please see “Policy Year” in the Glossary of Terms to help you understand how they will affect the charges applicable to your Policy.
Amount Deducted
Charge	When Charge is Deducted	Guaranteed Maximum Charge	Current Charge
Cost of Insurance Charge[2]	Monthly, on each Monthly Processing Date
Maximum Charge[3]		Same as current charge	$83 (monthly) per $1,000 of net amount at risk
Minimum Charge[4]		$0.007 (monthly) per $1,000 of net amount at risk	$0.005 (monthly) per $1,000 net amount at risk
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification[5]	$0.11 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)	$0.01 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)
Percent of Contract Fund Value Charge[6]	Monthly, on each Monthly Processing Date	All Policy Years: 0.60% annually (0.05% monthly rate) of Contract Fund Value	0.07% annually (0.006% monthly rate) of Contract Fund Value during Policy Years 1-20 and 0.00% beyond year 20
Administrative Charge	Monthly, on each Monthly Processing Date
Maximum Charge[7]		$10 (monthly)	$8 (monthly)
Minimum Charge[8]		$10 (monthly)	$6 (monthly)
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification	$10 (monthly)	$6 (monthly)
Specified Amount Charge	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[9]		Same as current charge	1.375% (monthly) of Target Premium during Policy Years 1-10
Minimum Charge[10]		Same as current charge	1.021% (monthly) of Target Premium during Policy Years 1-10
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification	Same as current charge	1.25% (monthly) of Target Premium during Policy Years 1-10
Variable Universal Life Plus – NY Prospectus
6

Amount Deducted
Charge	When Charge is Deducted	Guaranteed Maximum Charge	Current Charge
Death Benefit Guarantee Charge	Monthly, on each Monthly Processing Date when the Death Benefit Guarantee is in force	$0.02 per $1,000 of Guaranteed Minimum Death Benefit	$0.01 per $1,000 of Guaranteed Minimum Death Benefit
Policy Debt Expense Charge[11]	Monthly, on each Monthly Processing Date when there is Policy Debt	All Policy Years 2.00% annually (0.17% monthly rate) of Policy Debt	0.78% annually (0.065% monthly rate) of Policy Debt for Policy Years 1-20 0.28% annually (0.023% monthly rate) of Policy Debt for Policy Years 21 and above
Underwriting and Issue Charge[12]	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[13]		Same as current charge	$0.026 (monthly) per $1,000 of Initial Specified Amount
Minimum Charge[14]		Same as current charge	$0.005 (monthly) per $1,000 of Initial Specified Amount
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification	Same as current charge	$0.007 (monthly) per $1,000 of Initial Specified Amount
Selected Monthly Premium Benefit Charge[15]	Monthly, on each Monthly Processing Date
Maximum Charge[16]		The greater of $0.09 (monthly) per $1.00 of Selected Monthly Premium, or $0.14 (monthly) per $1.00 of Specified Monthly Charges	The greater of $0.02 (monthly) per $1.00 of Selected Monthly Premium, or $0.03 (monthly) per $1.00 of Specified Monthly Charges
Minimum Charge[17]		$0.003 (monthly) per $1.00 of Selected Monthly Premium	$0.0009 (monthly) per $1.00 of Selected Monthly Premium
Charge for Insured Age 0, Male, Premier Non- Tobacco underwriting classification	$0.003 per $1.00 of Selected Monthly Premium	$0.001 (monthly) per $1.00 of Selected Monthly Premium
Additional Purchase Benefit Charge[18]	Monthly, on each Monthly Processing Date
Maximum Charge[19]		$0.14 (monthly) per $1,000 of additional purchase benefit amount	$0.03 (monthly) per $1,000 of additional purchase benefit amount
Minimum Charge[20]		$0.04 (monthly) per $1,000 of additional purchase benefit amount	$0.00 (monthly) per $1,000 of additional purchase benefit amount
Charge for Insured, Issue Age 0, Male	$0.04 (monthly) per $1,000 of additional purchase benefit amount	$0.01 (monthly) per $1,000 of additional purchase benefit
1
The charges described in this table may vary based upon one or more characteristics of the Policy, such as factors including but not limited to: Insured underwriting classification, Issue Age, sex, underwriting amount, Specified Amount, Target Premium, Policy Debt, and Policy Year (see “Charges and Deductions—Monthly Policy Charges and Service Charges” in the Prospectus for more details regarding each charge). Charges may be different if your Policy is “Paid-up” (see “Other Benefits Available Under the Policy— Paid Up Insurance” in the Prospectus). Therefore, the charges shown in the table may not be representative of the charges a particular Owner may pay. Your Policy schedule pages will indicate the Guaranteed Maximum Charge for each periodic charge under your Policy. In addition, where appropriate, all charges in the table expressed in dollars have been rounded to the nearest dollar, and all amounts that would round to zero have been rounded to the nearest penny or less, as necessary. Please request an illustration from your Financial Representative for personalized information, including the particular charges applicable to your Policy. (See “Illustrations” in the Prospectus). Unless otherwise noted, the charges in the table represent the monthly rate. Please see “Policy Anniversary” and “Policy Date” in the Glossary of Terms to help you understand how they will affect the charges applicable to your Policy.
Variable Universal Life Plus – NY Prospectus
7

2
The Cost of Insurance Charge will vary based on factors including but not limited to the Insured’s Attained Age, sex, underwriting classification, underwriting amount, and Policy Year. The Cost of Insurance Charges shown in the table may not be representative of the charges a particular Owner may pay. The net amount at risk is the difference between the Death Benefit and the Policy Value.
3
The Maximum Charge for the Cost of Insurance Charge assumes that the Insured has the following characteristic: Attained Age 120. Charges applicable to other combinations of Policy Year and Insured characteristics may be the same as the charge shown for the Maximum Charge for the Cost of Insurance Charge.
4
For the Minimum Charge for the Cost of Insurance Charge, the Current Charge assumes that the Policy is in the first Policy Year, and that the Insured has the following characteristics: Female, Issue Ages 1-10, Premier Non-Tobacco underwriting classification. For the Minimum Charge for the Cost of Insurance Charge, the Guaranteed Maximum Charge assumes that the Insured has the following characteristic: Female, Issue Ages 1-13, Premier Non-Tobacco underwriting classification. Charges applicable to other combinations of Policy Year and Insured characteristics may be the same as the charge shown for the Minimum Charge for the Cost of Insurance Charge.
5
The amount of the Cost of Insurance Charge is determined by multiplying the net amount at risk by the cost of insurance rate (see “Charges and Deductions” in the Prospectus). The net amount at risk is the difference between the Death Benefit (or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee) and the Policy Value. Generally, the cost of insurance rate will increase each Policy Year.
6
For purposes of this charge, the Contract Fund Value is as of the day previous to a Monthly Processing Date plus investment results and interest credited applicable for that Monthly Processing Date.
7
The Maximum Charge for the Administrative Charge assumes that the Insured has the following characteristics: Issue Age 75, Class 1 to 9 Non-Tobacco/ Occasional Tobacco, Standard Plus Tobacco, and Class 1 to 7 Tobacco underwriting classification.
8
The Minimum Charge for the Administrative Charge assumes that the Insured has the following characteristics: Issue Ages 0-15, Premier, Preferred, and Standard Plus Non-Tobacco and Premier and Preferred Tobacco underwriting classification.
9
For the Maximum Charge for the Specified Amount Charge, the Current Charge and the Guaranteed Maximum Charge assumes that the Insured has the following characteristics: Issue Age 65, Class Preferred, Standard Plus and Class 1 to 7 Tobacco underwriting classification.
10
The Minimum Charge for the Specified Amount Charge, the Current Charge and the Guaranteed Maximum Charge assumes that the Insured has the following characteristics: Issue Age 15, Class Premier, Preferred Non-Tobacco/Occasional Tobacco underwriting.
11
This charge is deducted from Contract Fund Value when there is Policy Debt and is intended to cover the costs associated with loans. This charge, that has a guaranteed maximum rate of 2%, encompasses any loan interest spread, which is the difference between the interest rate charged on policy loan amounts and the interest rate credited on amounts designated as collateral for the loan. The interest rates charged to loan amounts and credited to collateral are adjustable but are subject to a guaranteed maximum difference of 2%. When the insured is at or above Attained Age 100, the current Policy Debt Expense Charge is 0.00%. Please see “Policy Loans” in the Prospectus for more information regarding how the loan interest rate is calculated.
12
The current minimum Specified Amount is $100,000 for Issue Ages 18-75 and $50,000 for Issue Ages 0-17.
13
The Maximum Charge for the Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 25, Class 1 to 9 Non- Tobacco/Occasional Tobacco, Standard Plus Tobacco, and Class 1 to 7 Tobacco underwriting classification.
14
The Minimum Charge for the Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 55, Premier, Preferred; and Standard Plus Non-Tobacco/Occasional Tobacco; Premier and Preferred Tobacco underwriting classification.
15
The charges for the Selected Monthly Premium Benefit vary based on the Insured’s Attained Age, underwriting classification, and “Selected Monthly Premium,” and may increase from year to year. Selected Monthly Premium is an amount the Owner selects subject to a maximum permitted amount. The charges shown in the table may not be representative of the charges a particular Owner may pay. If selected, the Selected Monthly Premium Benefit provides, during the total disability of the Insured, for the credit of the greater of (1) the Selected Monthly Premium or (2) the amount needed to provide for the credit of the “Specified Monthly Charges” (current Monthly Policy Charges excluding the Monthly Policy Debt Expense Charge and the charge for this benefit). (See “Other Benefits Available Under the Policy—Optional Benefits Available for a Charge” in the Prospectus for more information about this benefit.) The monthly charge for this benefit is the greater of the selected monthly premium rate times the Selected Monthly Premium or the specified monthly charges rate times the Specified Monthly Charges. If this optional benefit is selected, the maximum rates are shown in your Policy.
16
The Maximum Charge for the Selected Monthly Premium Benefit assumes that the Insured has the following characteristics: Attained Age 57, standard underwriting classification for Selected Monthly Premium and attained Age 59, standard underwriting classification for Specified Monthly Charges.
17
The Minimum Charge for the Selected Monthly Premium Benefit assumes that the Insured has the following characteristics: Attained Ages 0-17, standard underwriting classification. This assumes the amount of the charge determined by the Selected Monthly Premium is greater than the amount of the charge determined by the Specified Monthly Charges.
18
The charges for the Additional Purchase Benefit vary based on the Insured’s gender and Attained Age at the time the benefit is added to the Policy. The charges shown in the table may not be representative of the charges a particular Owner may pay. The maximum Additional Purchase Benefit amount is the lesser of two times the Specified Amount and $200,000.
19
The Current Charge for the Maximum Charge for the Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Male, Benefit added at Attained Age 13-14. The Guaranteed Maximum Charge for the Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Benefit added at Attained Age 38 for Male or Female.
20
The Current Charge for the Minimum Charge for the Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Female, Benefit added at Attained Age 30, 33, 36, and 38. The Guaranteed Maximum Charge for the Minimum Charge of the Additional Purchase Benefit Charge assumes that the Insured has the following characteristic: Male or Female, Benefit added at Attained Age 0.
Annual Portfolio Operating Expenses
The table below shows the range (minimum and maximum) of total operating expenses charged by the Portfolios that you may pay periodically during the time you own your Policy. The table below is based on information as of December 31, 2025 and may change from year to year. A complete list of the Portfolios available under your Policy, including their annual expenses, may be found at the back of this document.

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	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.14%	2.50%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.14%	2.45%
*
The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Portfolio Operating Expenses and will continue until at least April 30, 2027.
For more information about voluntary fee waivers that may be in place, see the “Charges and Deductions” section.
Risks of the Policy
Policy for Long-Term Protection Your Policy is designed to serve your long-term life insurance protection need. It is not suitable for short-term life insurance protection nor for short-term investing. Surrender charges apply in the first 10 Policy Years and the value of your Policy and Life Insurance Benefit will be reduced if you withdraw money. In addition, short-term investment in the Policy may subject you to income taxes and tax penalties.
Investment Risk Policy Value in the Divisions will fluctuate with the performance of the Portfolios. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect depending on the investment performance of the corresponding Portfolios. Policy Value is not guaranteed, and you can lose money. Depending on any Death Benefit Guarantee in effect, you may be required to pay more premiums than originally planned in order to keep the Policy in force.
A comprehensive discussion of the investment objectives and risks of each Portfolio may be found in each Portfolio’s prospectus. There is no assurance that any Portfolio will achieve its stated investment objective. The Policy is not designed for frequent or short-term trading.
Insurance Default Risk Because certain guarantees under the Policy are guaranteed by the Company’s General Account assets, the ability to make good on these guarantees depends on the financial strength and claims-paying ability of the Company. Therefore, guaranteed benefits outside of the Separate Account are subject to the risk of default to the extent the Company is unable to satisfy some or all of these guarantees.
Policy Lapse Insufficient Premium Payments, poor investment results, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage. If, on a Monthly Processing Date, the Cash Surrender Value (which takes into account any applicable surrender charge) is not enough to pay the Monthly Policy Charge, your Policy will enter a 61-day grace period, unless the Death Benefit Guarantee is in effect. If your Policy enters a grace period, we will notify you that the Policy will lapse (terminate without value) at the end of the grace period unless you make a sufficient payment. Your Policy may be reinstated within three years (or longer if required by state law) after it has lapsed, subject to certain conditions.
Policy Loan Risks A Policy loan, whether or not repaid, will affect the value of your Policy over time because the amounts borrowed do not participate in the investment performance of the Divisions; in addition, a charge is deducted from your Contract Fund Value each month while there is Policy Debt. The Life Insurance Benefit is reduced by the amount of any outstanding Policy Debt. If you surrender the Policy or allow it to lapse while Policy Debt is outstanding, the amount of Policy Debt is extinguished by applying the Policy Value to repay it. If the Policy Debt exceeds the cost basis in the contract, we are required to report the extinguishment to you and the IRS on an IRS Form 1099-R. Policy Debt reduces the Cash Surrender Value and increases the risk that your Policy will lapse.
Limitations on Access to Your Policy Value Accessing your Policy Value may have tax consequences. We will deduct a surrender charge if you surrender your Policy in the first ten Policy Years. Even if your Policy has value, it is possible that you will receive no Cash Surrender Value if you surrender the Policy in the first ten Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of your Policy in the near future. Even if you do not ask to surrender the Policy, surrender charges may play a role in determining whether the Policy will lapse, because surrender charges affect the Cash Surrender Value, which is a measure we use to determine whether your Policy will enter a grace period (and possibly lapse). See “Policy Lapse” above. You may make withdrawals subject to limitations on the amount that may be withdrawn. (See “Withdrawals”). A withdrawal will reduce the Contract Fund Value and Life Insurance Benefit. The minimum amount of a withdrawal is $250.
Adverse Tax Consequences Our understanding of the principal tax considerations for the Policy under current tax law is set forth in this Prospectus. A surrender, loan, or withdrawal may have tax consequences. There are areas of some uncertainty under current law, and we do not address the likelihood of future changes in the law or interpretations thereof. Among other
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risks, your Policy may become a modified endowment contract. A modified endowment contract (“MEC”) is a life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts because the contract is considered too investment oriented. Generally, a Policy may be classified as a MEC if cumulative premiums paid during a seven-pay period exceed a “seven-pay” limit defined in the Internal Revenue Code (“Code”). Distributions, including loans, from a Policy classified as a MEC are taxable to the extent of the gain in the Policy and may be subject to a 10% penalty tax if taken before the Owner attains age 59½. Moreover, excessive Policy loans could cause a Policy to terminate with insufficient value to pay the tax due upon termination. Death Benefit proceeds may be subject to state and/or inheritance taxes. (See “Tax Considerations.”)
Risk of an Increase in Current Fees and Expenses Certain insurance charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, based on the Company’s emerging experience or future expectations, as determined in its sole discretion, with respect to, but not limited to, mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws. Although some Funds may have expense limitation agreements, the operating expenses of the Portfolios are not guaranteed and may increase or decrease over time. If fees and expenses are increased, you may need to increase the amount and/or frequency of Premium Payments to keep the Policy in force.
Cybersecurity and Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy Value. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our website, if available, or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.
Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics, may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pickup and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Policy due to a disaster or other catastrophe.
Privacy Risks Variable life insurance policies face significant privacy risks, including cyberattacks and unauthorized access and use of sensitive personal and financial data, which can lead to identity theft and financial fraud, and other harms. Northwestern Mutual ensures employees receive training on privacy protocols and data minimization practices in addition to other robust data protection measures to mitigate these risks and maintain compliance with applicable privacy laws and regulations.
Northwestern Mutual
The Northwestern Mutual Life Insurance Company is a mutual life insurance company organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. Its total assets were over $399 billion as of December 31, 2025. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
General Account assets are used to guarantee the payment of certain benefits under the Policy, including death benefits. To the extent that we are required to pay you amounts under these benefits that are in addition to assets in the Separate Account, such amounts will come from General Account assets. Thus, Owners must look to the strength of the Company and its General Account with regard to guarantees under the Policy. The General Account is exposed to the risks normally associated with the
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operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.
The Separate Account
We established the Separate Account by action of our Trustees on March 22, 2006, in accordance with the provisions of Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). We own the assets in the Separate Account and we are obligated to pay all benefits due under the Policy. We may use the Separate Account to support other variable life insurance policies we issue. We have divided the Separate Account into Divisions, each of which invests in shares of one Portfolio of the Funds.
Subject to any applicable limitations, you may allocate the money you invest under your Policy among the Divisions described elsewhere in this Prospectus. Each Division corresponds to one of the Portfolios of the Funds. Under Wisconsin law, Separate Account assets are held separate from our other assets and are not part of our General Account. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Division reflect that Division’s own investment performance and not the investment performance of our other assets. We may not use the Separate Account’s assets to pay any of our liabilities other than those arising from the Policies and any other variable life insurance Policies funded by the Separate Account. We may, however, use all of our assets (except those held in certain other separate accounts) to satisfy our obligations under your Policy.
Where permitted by law and subject to any required regulatory approvals or votes by Owners, we reserve the right to:
●
operate the Separate Account or a Division either as a unit investment trust or a management investment company under the 1940 Act, or in any other form permitted by law, if deemed by the Company to be in the best interest of Owners;
●
invest current and future assets of a Division in securities of another Portfolio as a substitute for shares of a Portfolio (or another share class of an existing Portfolio) already purchased or to be purchased;
●
register or deregister the Separate Account under the 1940 Act or change its classification under that Act;
●
create new separate accounts;
●
combine the Separate Account with any other separate account;
●
transfer cash from time to time between the General Account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Policy, including but not limited to transfers for the deduction of charges and in support of payment options;
●
on behalf of the Company, transfer assets of the Separate Account in excess of reserve requirements (only for accrued fees and charges or any seed capital) applicable to the Policies supported by the Separate Account to the General Account (assets remaining in the Separate Account necessary to fulfill its obligations under the Policy are not subject to claims against or losses in the General Account);
●
transfer the assets and liabilities of the Separate Account to another separate account;
●
add, delete or make changes to the securities and other assets held or purchased by the Separate Account;
●
terminate and/or liquidate the Separate Account;
●
restrict or eliminate any voting rights of Owners or other persons having voting rights as to the Separate Account; and
●
make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.
In the event that we take any of these actions, we may make an appropriate endorsement of your Policy and take other actions necessary to comply with applicable law.
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The Funds
A variety of investment options are made available under the Policy for allocation. However, the Company does not endorse or recommend any particular option, nor does it provide investment advice. You are responsible for choosing your investment options and should make your choices based on your individual situation and risk tolerances. After making your initial allocation decisions, you should monitor your allocations and periodically review the options you select and the amounts allocated to each to ensure your selections continue to be appropriate. The amounts you invest in a particular Division are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money.
The assets of each Division are invested in a corresponding Portfolio that is a series of one of the following mutual funds: Northwestern Mutual Series Fund, Inc., American Funds Insurance Series, BlackRock Variable Series Fund, Inc., BlackRock Variable Series Fund II, Inc., Columbia Funds Variable Insurance Trust, Cantor Fitzgerald Variable Insurance Trust, Variable Insurance Products Fund II (Fidelity), Variable Insurance Products Fund III (Fidelity), Variable Products Insurance Fund IV (Fidelity), Variable Insurance Products Fund V (Fidelity), John Hancock Variable Insurance Trust, Neuberger Berman Advisers Management Trust, and Russell Investment Funds.
The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Policy may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Policy. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.
There is no assurance that any of the Portfolios will achieve its stated objective(s). You can find more detailed information about the Portfolios, including its (i) name, (ii) investment objective(s), (iii) investment adviser, (iv) current expenses, and (v) performance, in Appendix A to this Prospectus. Each Portfolio has a prospectus that contains more detailed information about the Portfolio. Read the prospectuses for the Portfolios carefully before investing. You can find these documents online at www.nmprospectus.com, by calling (866) 464-3800 or by sending an email request to vavldocrequest@northwesternmutual.com. Note: A summary prospectus for a Portfolio contains information on its first page about how to obtain a copy of the full Portfolio statutory prospectus. You can also visit www.nmprospectus.com to obtain these documents.
Restrictions on the Government Money Market Division
In addition to any short-term trading or transfer restrictions, after the Initial Allocation Date (see “Allocating Premiums”), there are certain restrictions on investments in the Government Money Market Division if your Death Benefit guarantee is in effect. (Please see “Restrictions on Amounts in the Government Money Market Division” below.)
Payments We Receive
The Policy makes available both proprietary and non-proprietary Portfolios. The Series Fund is a proprietary Fund that has been included in part because it is managed by a subsidiary of the Company. For non-proprietary Portfolios offered through this Policy, we consider during the selection process whether a Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. Other factors we consider during the selection process include asset class coverage, management style, sector coverage, the strength of the investment adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Policy Value allocated to the Divisions resulting from the performance of the Portfolios you have chosen.
Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. However, the amount of such payments is not determinative as to whether a Portfolio is available through the Policy. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Policies and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay
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more than others. The percentages currently range up to 0.25%. These payments are made for various purposes, including payment of services incurred by the Company and/or its affiliates in promoting and marketing the Policies and Portfolios. The Company and its affiliates may profit from these payments.
While not currently the case, certain Portfolios available under the Policy may adopt a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. The payments, which may be up to 0.25%, would be deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments would decrease such Portfolio’s investment return. We would also consider the receipt of these payments generally to be a positive factor when selecting Portfolios.
Additionally, an investment adviser or sub-adviser of a Portfolio (or of an underlying fund in which a Portfolio invests) or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.
Restrictions on Amounts in the Government Money Market Division
In addition to any short-term trading or transfer restrictions, (see “Transfers” and “Short-Term and Excessive Trading,” respectively), if available under your Policy, there are restrictions on the timing and amounts that can be allocated or transferred to the Government Money Market Division depending on whether you have an active Death Benefit Guarantee (see “Death Benefit Guarantee”).
If Your Death Benefit Guarantee is Active. After the Initial Allocation Date (see “Allocating Premiums), there are limits on the timing and amounts that can be allocated as premium payments or transferred by the Owner to the Government Money Market Division when the Death Benefit Guarantee is active. While the following may not be representative of the precise restrictions applicable to your Policy, the current restrictions for a representative policy include any or all of the following, separately or in combination:
●
Limits on Amounts. No amount may be allocated or transferred into the Government Money Market Division if such allocation or transfer would cause the amounts in the Government Money Market Division to exceed the limits described in the Policy. For a representative insured (Issue age 35) the amount in the Government Money Market Division cannot exceed the following percentages of the Policy Value (please see the “Table of Policy Value Percentage Limits” in your Policy schedule pages for your exact limits):
Policy Year	Limit %
1	5%
2	5%
3	5%
4	5%
5	5%
6	6%
7	7%
8	8%
9	9%
10	10%
11	11%
12	12%
13	14%
14	16%
15	18%
16	20%

Policy Year	Limit %
17	22%
18	24%
19	26%
20	28%
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Policy Year	Limit %
21	30%
22	32%
23	34%
24	36%
25	38%
26	40%
27	42%
28	44%
29	46%
30	48%
31+	50%

●
Limit on Net Premiums. The percentage of the Net Premium that may be allocated to the Government Money Market Division cannot exceed the limit described in your Policy schedule pages, currently 50% of Net Premiums paid under the Policy;
●
Limit on Transfers. No transfer may be made to the Government Money Market Division in a Policy Year if such transfer would cause the sum of the amounts transferred to the Government Money Market Division in that Policy Year to exceed the limit described in your Policy schedule pages, currently 10% of the sum of allocations to the Divisions as of the most recent Policy Anniversary.
Any Net Premium or amount that you request to be allocated to the Government Money Market Division that does not meet the above restrictions will be allocated to the other Divisions of the Separate Account based on your current allocation instructions. If your allocation instructions are not on file with us, the request will not be considered in Good Order and you or your Financial Representative will be contacted for further instructions. Transfer requests that violate these limits on transfers will generally not be considered in Good Order.
Information About the Policy
Purchasing a Policy
When you purchase your Policy, you enter into a contract with us. Your Policy, together with your Application (including all underwriting questionnaires or supplements) and any amendments, endorsements, riders and optional benefits, is the entire contract. To purchase a Policy, you must submit the Application and, in most cases (see “When Insurance Coverage Takes Effect” below), an initial Premium Payment, to us through a Northwestern Mutual Financial Representative. Generally, the Policy is available for Insureds between Issue Ages 0-75. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We reserve the right to reject an Application if it does not meet our underwriting or administrative requirements or for any reason permitted by law.
Although we do not anticipate delays in our receipt and processing of Applications or Premium Payments, we may experience such delays to the extent Applications, underwriting information and Premium Payments to our Home Office are not received on a timely basis. Such delays could result in delays in the issuance of Policies and the allocation of Premium Payments under existing Policies.
Specified Amount
Your Policy’s initial amount of insurance coverage is its Initial Specified Amount. You select the Specified Amount when you apply for the Policy, subject to a minimum and our insurability and other underwriting requirements. The Specified Amount must be at least $100,000 for Issue Ages 18-75 and $50,000 for Issue Ages 0-17. We reserve the right to modify the minimum Specified Amount and underwriting requirements at any time.
You may decrease the Specified Amount while the Policy is in force, generally upon written request and subject to our approval. We will not permit a decrease if such decrease results in a Specified Amount less than the minimum Specified Amount we would require for issuance of a new Policy at the time of the change. You may not increase the Specified Amount after initial purchase. A change in the Specified Amount will be effective on a Monthly Processing Date upon receipt of a written request in Good Order at our Home Office. If the request is received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, the change in Specified Amount will be effective on that date. If the request is not received on a Monthly Processing Date, or on or after the close of trading on the NYSE on a Monthly Processing Date, the change in Specified
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Amount will be effective on the next Monthly Processing Date. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. We reserve the right to charge for more than one change to the Specified Amount in a Policy Year. We will deduct any such charge from the Contract Fund Value. (See “Charges and Expenses”).
The Insured is assigned an underwriting classification which we use to calculate cost of insurance and other charges. Most insurance companies use similar risk classification criteria. We normally use the medical or paramedical underwriting method to assign underwriting classifications, which may require a medical examination and is based on information provided in the application, which may include, among other things, financial information or the amount of insurance applied for. We may also, however, use other forms or methods of underwriting if we think it is appropriate. A modified underwriting process may be used to automate and expedite underwriting for qualified applicants. This process is based on our traditional underwriting criteria and may or may not use the same information as traditional medical underwriting. Under any of these underwriting methods, it is possible that applicants may be subject to higher rates or fees as a result of higher anticipated mortality experience over time.
Under certain circumstances the Policy may be eligible for a more favorable risk classification if the Insured has ceased use of tobacco or nicotine. Applications for such reclassification may be applied for on or after the first Policy Anniversary based on the Company’s then-current underwriting standards, which may include criteria other than tobacco or nicotine use or different standards on what constitutes use of these substances and may be contestable by the Company for two years after the effective date of the reclassification. Applications for reclassification approved by the Company will be effective on the next Monthly Processing Date after receipt of the application in Good Order.
When Insurance Coverage Takes Effect
Generally, we will accept the Policy Application and issue a Policy if we determine that the Insured meets our underwriting and administrative requirements. If a Premium Payment is paid with your Application, insurance coverage becomes effective (provided that the Insured is found to be insurable) on the Date of Issue, which is the last to occur of (1) the date the Application is signed, (2) the date of the medical history questionnaire, or (3) the date of the paramedical examination or medical examination, if required. If a Premium Payment is first made at the time of Policy delivery, there is no insurance coverage prior to Policy delivery.
Your Policy Date is the date we use to determine the Issue Age of the Insured, which is used to determine the cost of insurance rates. The Policy Date also is the date used to establish Policy Years. Generally, the Policy Date is the Date of Issue. However, with our approval and subject to state insurance law limitations, we may backdate your Policy Date up to six months or future date it up to 30 days from the Date of Issue under normal circumstances. Backdating may lower your cost of insurance rate, but you will be assessed Monthly Policy Charges retroactive to the Policy Date you select. Future dating is sometimes requested to permit multiple insurance policies to have the same Monthly Processing Date to facilitate administration. We may future date your Policy Date up to 120 days if the Insured’s underwriting classification is different than requested on the Application. Modifying your Policy Date may require adjustments to your first Premium Payment relating to the Monthly Policy Charges for the period between the Date of Issue and the Policy Date and is subject to any current restrictions on available investment options. Both the Date of Issue and the Policy Date may be found in your Policy schedule pages.
Right to Return Policy
You may generally return the Policy for a refund within 10 days for any reason or sixty (60) days for replacements after you receive it by returning the Policy to us at our Home Office or to your Financial Representative. The amount of your refund will equal the greater of your full Premium Payment(s) or the sum of (a) your Policy’s Contract Fund Value on the date we receive your returned Policy or a written cancellation request at our Home Office plus (b) any previously deducted Premium charges, Monthly Policy Charge, and Service Charges. (See “Allocating Premiums” and “Initial Allocation Date” below for more information regarding your initial Premium Payment and how we apply it to the Separate Account.)
Ownership Rights
As Owner of the Policy, you make the decisions about the Policy and Policy benefits while it is in force, without the consent of any beneficiary (unless otherwise specified by the Owner in the beneficiary designation in effect as filed with the Company). If the Policy has more than one Owner, decisions with respect to the Policy and its benefits may be exercised only with the consent and authorization of all Owners. Generally, only Owners are entitled to important information about the Policy. Other persons, such as beneficiaries or payors, are entitled to only limited information.
To transfer ownership of the Policy to another person, the Owner must provide us written notification of the transfer and must supply any required information about the new Owner in a manner acceptable to the Company. We will not be responsible to the new Owner for any payment or other action taken by us until the written notification of the transfer is received by us at our
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Home Office. The transfer of ownership will then be effective as of the date the transfer form was signed. We may require you to send the Policy to our Home Office for endorsement to reflect the transfer of ownership. If the Owner is not the Insured, the Owner may name or change a successor Owner, who will become the new Owner upon the Owner’s death upon written notification similar in manner to transfers in ownership.
Modifying the Policy
Any Policy change that you request is subject to our then current insurability and processing requirements. Processing requirements may include, for example, completion of certain forms and satisfying certain evidentiary requirements or making any required payments.
If the Policy is changed or modified, we may make appropriate endorsements to the Policy, and we may require you to send your Policy to our Home Office for endorsement. Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by an officer of the Company. No agent or other person may bind us by waiving or changing any provision contained in the Policy.
Upon notice to you, we may modify the Policy:
●
to conform the Policy, our operations, or the Separate Account’s operations to the requirements of any law (including any regulation issued by a government agency) to which the Policy, the Company, or the Separate Account is subject;
●
to ensure continued qualification of the Policy as a life insurance contract under the federal tax laws; or
●
to reflect a change in the Separate Account’s operation.
Premium Payments
A minimum initial Premium Payment is required to put your Policy in force. No insurance will take effect until the minimum initial Premium Payment is made. The minimum initial Premium Payment is based on the Issue Age, underwriting classification and sex of the Insured, the Initial Specified Amount, any optional benefits and, if applicable, the Death Benefit Guarantee Period. For certain Death Benefit Guarantee Periods, a minimum Premium Payment is required to be paid in the first Policy Year.
Although you must make sufficient Premium Payments to keep the Policy in force, after we issue the Policy there is no required schedule or amount of Premium Payments. However, if you elect a Death Benefit Guarantee, a minimum Premium Payment is required to meet the Death Benefit Guarantee Test. (See “Death Benefit Guarantee”). Unless the Death Benefit Guarantee is available to keep your Policy from terminating, investment results of the Divisions to which your Net Premium is allocated will affect the Premium Payments you are required to make to keep your Policy in force. There are limits on your investments in the Government Money Market Fund (see “Restrictions on Amounts in the Government Money Market Division”).
You may send Premium Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Premium Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Premium Payment. We generally will not accept cash, money orders, traveler’s checks or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accordance with our anti-money laundering procedures. If you make a Premium Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Premium Payment by EFT is reversed, we reserve the right to reverse the transaction. If mandated under applicable law, we also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Policy Value.
We accept Premium Payments via our website if eligible. Electronic payments via our website must be made in accordance with our current procedures. However, we are not required to accept electronic payments, and we will not be responsible for losses resulting from transactions based on unauthorized electronic payments, provided we follow procedures reasonably designed to verify the authenticity of electronic payments. For more information on electronic payments see “Owner Inquiries.” We reserve the right to limit, modify, suspend or terminate the ability to make payments via our website at any time.
After the In Force Date (See “Allocating Premiums to the Separate Account” below), Net Premiums are placed in the Divisions on the date we receive your Premium Payment in Good Order at our Home Office and are credited as of the date of receipt. Premiums received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and credited on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, they are deemed to be received and credited on the next Valuation Date. If your payment is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your payment to our then-current requirements. Although we do not anticipate delays in our receipt and processing premiums, we may experience such delays to the extent premiums are not received at our Home Office on a timely basis. Such delays could result in delays in the allocation of premiums. (See “Allocating Premiums”).
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You may not make any Premium Payments after the Policy Anniversary nearest the Insured’s 121st birthday. You may not make additional Premium Payments of less than $25. A Premium Payment that would either exceed cumulative premiums illustrated in the Application or increase the Policy’s Death Benefit more than it increases the Policy Value will be accepted only if: the insurance in force, as increased, will be within our issue limits; our insurability requirements are met; and the Premium Payment is received prior to the Policy Anniversary nearest the Insured’s 85th birthday.
We have the right to limit or refund a Premium Payment or make distributions from the Policy as necessary to continue to qualify the Policy as life insurance under federal tax law, including the classification of your Policy as a modified endowment contract. We may accept a premium at the direction of the Owner, however, even if it would cause the Policy to be classified as a modified endowment contract. (See “Tax Considerations”). If we receive a Premium Payment before its due date in circumstances where allocating such Premium to your Policy could result in your Policy failing to qualify as life insurance or being classified as a modified endowment contract, or where the Premium Payment was intended to be applied as of its due date, depending on you or your Financial Representative’s instructions we may hold the Premium or partial Premium Payment in a non-interest bearing account until its due date, at which time we will allocate your payment to the Divisions according to then-current allocation instructions. Excess payment amounts are applied once instructions are received in Good Order.
If there is Policy Debt, payments received at our Home Office, or to a payment center designated by us, will be treated as payments to reduce Policy Debt unless designated as Premium Payments. (See “Policy Loans”).
If mandated under the Policy or applicable law, we may be required to reject a Premium Payment. We may also be required to provide information about you and your account to government regulators.
Allocating Premiums
When you apply for a Policy, you must instruct us in the Application or supplement to the Application to allocate your Net Premium to one or more Divisions of the Separate Account . Net Premiums are premiums less deductions from premiums, such as premium expense charges. (See “Charges and Deductions—Premium Expense Charge.”) You may invest in up to 30 Divisions at a time.
If your initial Premium Payment is submitted with your Application, we will place the Premium Payment in our General Account, and the Net Premium will remain in our General Account until the In Force Date. We may credit the Net Premium with interest while it remains in the General Account. We may change the rate of interest we credit initial Net Premiums held in our General Account at any time and at our sole discretion, but the rate will not be less than 0%. For more information, please call (866) 464-3800. On the In Force Date, we will transfer and credit the initial Net Premium and accrued interest to the Government Money Market Division of the Separate Account except in certain limited circumstances (see “Initial Allocation Date” below). If the In Force Date is not a Valuation Date, then we will transfer and credit the initial Net Premium and accrued interest on the next Valuation Date. Short-term premium charges, for any term insurance coverage provided from the Issue Date to the Policy Date, are deducted from the initial Premium Payment if applicable.
If payment is not made with your Application, we will transfer and credit the initial Net Premium to the Government Money Market Division of the Separate Account on the Valuation Date we receive it in Good Order at our Home Office. If payments are received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date, they will be transferred and credited to the Government Money Market Division on that date. If the payment is received on or after the close of trading on a Valuation Date, or on a day other than a Valuation Date, they will be transferred and credited to the Government Money Market Division on the next Valuation Date. If your payment is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your payment to our then-current requirements.
The date on which we allocate your initial Net Premium among the Divisions in accordance with your instructions is referred to as the “Initial Allocation Date.” After the In Force Date and prior to the Initial Allocation Date, we transfer and credit Net Premiums to the Government Money Market Division of the Separate Account. The Initial Allocation Date is shown in the Policy schedule pages.
Initial Allocation Date Your Initial Allocation Date is determined by a series of rules.
●
First, if you have requested a Policy Date that is later than the date your Policy is approved, your Initial Allocation Date will not be earlier than the future Policy Date you requested.
●
Second, your Initial Allocation Date will be the latest of the day we receive your Initial Premium Payment, the day after your right to return the Policy expires, and the day we receive notification of Policy delivery.
The initial allocation instructions we receive from you will remain in effect for subsequent Net Premiums until we receive your request to change them. You may change your allocation for future Net Premiums at any time subject to the restrictions noted in this Prospectus. The change will be effective on the Valuation Date on or next following the date we receive your request in Good Order at our Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a
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Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, we will continue to credit Net Premiums to your Policy according to the allocation instructions then in effect and either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your request with our then-current requirements.
In order to take full advantage of these features, you should carefully consider, on a continuing basis, which options are best suited to your long-term investment needs. Investment returns from amounts allocated to the Divisions will vary with the investment performance of the Divisions and will be reduced by Policy charges. You bear the entire investment risk for amounts you allocate to the Divisions. You should periodically review your allocation instructions in light of market conditions and your overall life insurance and financial objectives. Your Financial Representative may provide us with instructions on your behalf involving the allocation of amounts among available Divisions the Government Money Market, subject to our rules and requirements, including the restrictions on Transfers, Short Term Trading and other restrictions specific to the Government Money Market Division noted in this Prospectus (see “Restrictions on Amounts in the Government Money Market Division”).
You may request allocation changes in writing (including via facsimile or, under limited circumstances, by email) or by calling Advanced Markets Operations at 1-866-464-3800. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with allocation changes on behalf of a Policy Owner subject to our current procedures, rules and requirements. You may also submit allocation instructions via the Internet at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” Please note that we are not required to accept Electronic Instructions and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make requests via Electronic Instructions.
Determination of Values
The Contract Fund Value is the sum of amounts in the Divisions (also known as the Investment Account). At no time does the Contract Fund Value include Policy Debt. The Policy Value is the Contract Fund Value plus any Policy Debt. On the Policy Date, the Contract Fund Value is equal to the Net Premium less the Monthly Policy Charge. On any day after the Policy Date, the Contract Fund Value is equal to what it was on the previous Valuation Date plus any of these items applicable for the current Valuation Date:
●
any increase attributable to the portion of amounts in the Divisions that experience a positive rate of return for the current Valuation Period;
●
any additional Net Premium;
●
any loan repayment and accrued loan interest payment; and
●
any dividends directed to increase Contract Fund Value;
minus any of the following items applicable to the current Valuation Date:
●
any decrease attributable to the portion of amounts in the Divisions that experience a negative rate of return for the current Valuation Period;
●
the Monthly Policy Charge;
●
any Policy loans;
●
any withdrawals; and
●
any other applicable service fees or changes, reduction in Specified Amount and transfers.
Death Benefit
Life Insurance Benefit As long as your Policy is in force, we will pay the Life Insurance Benefit to your beneficiary or beneficiaries once we receive at our Home Office satisfactory proof of the Insured's death, subject to the limitations stated in the Policy or imposed by law. We will pay the Life Insurance Benefit either in a lump sum or, at your option or the option of your beneficiary, by establishing a fixed Income Plan in the beneficiary’s name. (See “Other Benefits Available Under the Policy—
Income Plans.”) Payments under these plans are from our General Account and are subject to the claims of our creditors. Owners must look to the financial strength of the Company and its General Account with regard to guarantees under the Policy.
Subject to applicable provisions of the policy (e.g., misstatements), the amount of the Life Insurance Benefit will be:
●
the Death Benefit, or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee; minus
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●
the amount of any Policy Debt; minus
●
the amount of any adjustments to the Life Insurance Benefit where (i) the Death Benefit Guarantee is keeping the Policy in force and the Insured dies during the Death Benefit Guarantee Grace Period or (ii) the Insured dies during a Policy Grace Period. (See “Death Benefit Guarantee Grace Period” and “Termination and Reinstatement”).
These amounts will be determined as of the date of the Insured's death. Even though the Owner does not have the right to take any Policy loans or withdrawals after the date of the Insured's death, any Policy loans or withdrawals that are taken after the date of the Insured's death will be deducted from the Life Insurance Benefit.
We will pay the Life Insurance Benefit to the beneficiary if he or she survives the Insured and is alive on the date of payment. (See “Other Policy Provisions—Naming a Beneficiary”). If no Income Plan is elected or until the Life Insurance Benefit is paid into an Income Plan (see “Income Plan Options” below), we will pay interest on the Life Insurance Benefit from the date of the Insured’s death based on rates declared by the Company provided the rate shall not be less than the rate, if any, required by New York law for unpaid death proceeds under a life insurance policy. The investment performance of the Portfolios, as well as the charges and expenses under your Policy, may decrease your Death Benefit. Death Benefits may be limited for Insureds under the age of fifteen.
The Company will usually mail the proceeds of your Life Insurance Benefit within seven days after we receive all satisfactory proof of death at our Home Office. However, we may postpone payment after proof of death whenever the NYSE is closed or restricted (other than on customary weekend and holidays) or if the SEC permits such a delay by rule, order or declaration. During any such postponement, proceeds will be held in our General account and are subject to the claims of our creditors.
Death Benefit Options The Death Benefit before the Policy Anniversary nearest the Insured’s 121st birthday is determined by the Death Benefit option in effect at the time of the Insured’s death. The Death Benefit on and after the Policy Anniversary nearest the Insured’s 121st birthday will be equal to the Policy Value. If you select the Death Benefit Guarantee option with a lifetime period and the guarantee has not previously terminated, then the Death Benefit on and after the Policy Anniversary nearest the Insured’s 121st birthday will be the greater of the Policy Value or the Guaranteed Minimum Death Benefit.
The Policy provides for three Death Benefit options:
●
Option A—the greater of the Specified Amount or the Minimum Death Benefit;
●
Option B—the greater of the Specified Amount plus Policy Value or the Minimum Death Benefit; or
●
Option C—the greater of the Specified Amount plus Cumulative Premiums minus Cumulative Withdrawals or the Minimum Death Benefit.
We calculate the amount available under the applicable Death Benefit option as of the date of the Insured’s death. You must elect a Death Benefit option at issue or your application will be deemed not in Good Order, in which case either we or your Financial Representative may notify you in an effort to conform your application to our then-current requirements.
The option you choose on your Application will generally depend on whether you prefer an increasing Death Benefit or a larger Policy Value, but in each case the Death Benefit will be at least the Minimum Death Benefit required for your Policy to qualify as life insurance under the Code. For purposes of Option C, cumulative Premium Payments do not include amounts credited to the Policy under the Selected Monthly Premium Benefit.
Minimum Death Benefit The Minimum Death Benefit is the amount required by federal tax law to maintain the Policy as a life insurance contract. Under any of the Death Benefit options, we will increase the Death Benefit if necessary to satisfy this requirement.
A Policy must satisfy one of two testing methods to qualify as life insurance for federal income tax purposes. You may choose either the Guideline Premium/Cash Value Corridor Test or the Cash Value Accumulation Test. Both tests require the Policy’s Death Benefit to equal or exceed a defined relationship to, or multiple of, the Policy Value. You make the choice of testing methods when you purchase a Policy and it cannot be changed.
For the Guideline Premium/Cash Value Corridor Test the minimum multiples of Death Benefit to the Policy Value are shown in the following table.
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Guideline Premium/Cash Value—Corridor Test Multiples
Attained Age	Policy Value %	Attained Age	Policy Value %
40 or under	250	61	128
41	243	62	126
42	236	63	124
43	229	64	122
44	222	65	120
45	215	66	119
46	209	67	118
47	203	68	117
48	197	69	116
49	191	70	116
50	185	71	113
51	178	72	111
52	171	73	109
53	164	74	107
54	157	75-90	105
55	150	91	104
56	146	92	103
57	142	93	102
58	138	94	101
59	134	95 or over	100
60	130
For the Cash Value Accumulation Test, the minimum multiples of Death Benefit to the Policy Value are calculated using net single premiums based on the Attained Age of the Insured, the Policy’s underwriting classification and an interest rate that is the greater of the rate or rates guaranteed at issue under the Policy or the applicable accumulation test interest rate as defined in Internal Revenue Code section 7702 (currently 2%). An adjustment to the net single premium is made for certain kinds of optional benefits, if any.
Generally, the Guideline Premium/Cash Value Corridor Test has lower minimum multiples than the Cash Value Accumulation Test. This means that, given the same Policy Value, the minimum Death Benefit permissible by federal income tax law may be greater under the Cash Value Accumulation test than under the Guideline Premium/Cash Value Corridor Test. The Guideline Premium/Cash Value Corridor Test limits the amount of Premium Payment that may be paid in each Policy Year. Generally, the Cash Value Accumulation Test has no such annual limitation and, therefore, may allow more Premium Payments to be paid during the early Policy Years.
Changing Death Benefit Options You may change the Death Benefit option at any time while the Policy is in force, upon written request and subject to our approval. Death Benefit option changes are subject to our insurability requirements and issue limits. In addition, we will not permit a change if it would result in either (i) your Policy being disqualified as a life insurance contract under federal tax law, or (ii) a Specified Amount less than the minimum Specified Amount we require for issuance of a new Policy at the time of the change. A Death Benefit option change may affect the Policy Value and Specified Amount, and also result in changes to, or termination of, the Death Benefit Guarantee. The Cost of Insurance Charge will increase if a change results in a larger net amount at risk. (See “Monthly Policy Charges and Service Charges”). A Death Benefit option change results in the same net amount at risk at the time of the change, but may result in a larger net amount at risk over time than had the change not occurred. For example, a change from Death Benefit Option A to Option B should result in moving from a net amount at risk that would decline over time (assuming increasing Policy Value) to a net amount at risk that would remain level over time. Changing the Death Benefit option may have tax consequences. (See “Tax Considerations”).
If your request is received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, a change in the Death Benefit option will be effective on that date. If the written request is not received on a Monthly Processing Date, or is received on or after the close of trading on a Monthly Processing Date, it will be effective on the next Monthly Processing Date. We reserve the right to charge for a Death Benefit option change. (See “Charges and Deductions—Monthly Policy Charges and Service Charges”).
Death Benefit Guarantee The Policy offers an optional Death benefit Guarantee Period elected at issue. Your Policy may also be eligible for Death Benefit Guarantee Premium Suspension. See “Other Benefits Available Under the Policy” for more information about these benefits.
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Other Benefits Available Under the Policy
In addition to the standard death benefits associated with your Policy, other standard and/or optional benefits may also be available to you. The following table(s) summarize information about those benefits. If applicable, information about the fees associated with each benefit included in the table may be found in the Fee and Expense Tables.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Waiver Benefit: Selected Monthly Premium Benefit	For an Insured who has become totally disabled the company will credit minimum premium payments equal to or greater than monthly charges without the Policy lapsing	Optional
●Not available for all
ages or
underwriting
classifications
●The insured must
become totally
disabled while this
benefit is in force,
the disability must
result from an
injury or sickness,
and the disability
must last for at
least six months
●There is a charge
for this benefit

Additional Purchase Benefit	Allows the Owner to purchase additional life insurance policies on the life of the Insured without proof of insurability	Optional	●Not available for all ages or underwriting classifications ●There is a charge for this benefit
Death Benefit Guarantee	Allows you to select a Death Benefit Guarantee Period during which the Policy is guaranteed not to terminate due to insufficient value in your Policy	Optional	●Must be elected at issue ●Monthly charges will reduce the value in your Policy during the guarantee period, which may eventually result in termination ●There is a charge for this benefit
Death Benefit Guarantee Premium Suspension	Allows for the suspension of required premiums during the Death Benefit Guarantee Period until your next Policy Anniversary	Standard (with Death Benefit Guarantee)	●May expire earlier than your next Policy Anniversary under certain circumstances (i.e., “retest events”)
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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Income Plans	In lieu of a lump sum, the Death Benefit and surrender proceeds may be payable in a monthly (or less frequent) payments over a period of time	Standard
●Must be selected
by Owner
●Payments are
subject to fixed
rates and not
investment
performance of the
Portfolios
●For death benefit
proceeds, must be
selected while the
Insured is living or
within 60 days
after the death of
the Insured

Exchange for a Fixed Benefit Policy	Allows you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the underlying Portfolios	Standard	●Requires premium payments be paid ●There may be a cost associated with exchange ●Exchange may have tax consequences
Paid-up Insurance	Under certain conditions allows the Owner to change the Policy to a policy free of minimum premium payment obligations	Standard
●Must be selected
by Owner
●Election is
irrevocable
●Policy Debt and
charges continue
●When in force as
Paid-up insurance,
no additional
premium is allowed
on the Policy, your
Death Benefit
option will be
irrevocably
changed and you
may not add
optional benefits to
the Policy

Dollar Cost Averaging	On a monthly basis, automatically transfers a specific amount from the Government Money Market Division into the other Divisions you have selected	Standard	●Must be selected by Owner
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi-annually or annually) to maintain your chosen allocations among the Divisions	Standard	●Must be selected by Owner
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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Asset Allocation Models	Allocation models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance.	Standard
●Must be selected
by Owner
●Only one model is
available at a time
●Models are “static”
which means the
percentage
allocations among
the Divisions under
a Model will not
change. Therefore
the Owner must
make an
affirmative election
to change models
●Available models
may change in the
future

Optional Benefits Available for a Charge
There are currently three optional benefits available for purchase under the Policy:
(1)
the Waiver Benefit: Selected Monthly Premium Benefit;
(2)
the Additional Purchase Benefit; and
(3)
the Death Benefit Guarantee
The Selected Monthly Premium Benefit may be elected at any time while the Insured is between Attained Ages 0 and 59. The Additional Purchase Benefit may be elected while the Insured is between Attained Ages 0 and 40. If the Owner seeks to add an optional benefit after the Policy has been issued, the addition of the benefit will be subject to the Company’s then-current underwriting standards. These optional benefits are not available for all Attained Ages and underwriting classifications. The Death Benefit Guarantee must be elected at issue.
If you select one or more of these optional benefits, a charge for the benefit will be added to the Monthly Policy Charge. (See “Periodic Charges Other than Fund Operating Expenses”). Any such charge will continue to be assessed as long as the benefit remains in force, except that charges for the Selected Monthly Premium Benefit will be waived when the Insured is totally disabled, subject to the terms and conditions of the benefit. Once the Policy has been issued, the optional benefits above (other than the Death Benefit Guarantee) may be added to the Policy, subject to the Company’s insurability requirements and other rules. If the written request to terminate the optional benefits (other than the Death Benefit Guarantee) is received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, the request will be effective on that date. If the request is not received on a Monthly Processing Date, or is received on or after the close of trading on the NYSE, it will be effective on the next Monthly Processing Date. If your request is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.
Selected Monthly Premium Benefit Subject to applicable terms and conditions, the Selected Monthly Premium Benefit shall be the greater of (1) a premium amount selected by the Owner subject to Company limitations (e.g. the range of dollar amounts which at a minimum maintain the Policy or at a maximum reach the Company’s then-current Premium waiver limits), or (2) the premium amount required to cover the current Monthly Policy Charges (other than the Monthly Policy Debt Expense Charge) that come due during the total disability of the Insured, if the total disability is due to injury or sickness and it begins on or before the Policy Anniversary nearest the Insured’s 60th birthday. If the total disability begins after the Policy Anniversary nearest the Insured’s 60th birthday, the benefit provides for a credit of the greater of (1) premium amount selected by the Owner subject to Company limitations, or (2) the premium amount required to cover the current Monthly Policy Charges (other than the Monthly Policy Debt Expense Charge) that come due during the total disability of the Insured until the Policy Anniversary nearest the Insured’s 65th birthday.
A total disability is one in which the Insured is unable to perform the substantial and material duties of an occupation. For the first 24 months of total disability, an occupation is the one that the Insured has at the time the Insured becomes disabled. After 24 months, an occupation also includes one for which the Insured is reasonably qualified by education, training or experience. To be covered, the total disability must begin while the benefit is in force; the total disability must result from an injury or
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sickness; and the total disability must last for at least six consecutive months. The Company will determine the existence of total disability based on the proof of claim submitted and other information gathered by the Company. This Optional Benefit is not available to be added to the Policy if, on the date the Optional Benefit is requested, the Insured is totally disabled, or, as noted above, the Attained Age or underwriting classification of the Insured is outside the range within which the Company offers these Optional Benefits.
The Selected Monthly Premium Benefit terminates on the earliest of: (1) the Policy Anniversary that is nearest the 65th birthday of the Insured unless the Insured became totally disabled prior to the Policy Anniversary that is nearest the 60th birthday of the Insured; (2) when the Policy terminates; (3) when the Policy becomes Paid-Up insurance; or (4) when the Owner’s written request to terminate the benefit is received at our Home Office.
The amounts credited under the Selected Monthly Premium Benefits are treated as Premium Payments subject to the terms of the Policy, except that if the Policy has Death Benefit Option C, then the amounts credited under these benefits will not be included in the cumulative Premium Payments that are used in the calculation of the Death Benefit. The amounts credited under this benefit are subject to the same transaction fees as any other Premium Payment. (See “Charges and Deductions—Premium Expense Charges”).
Example: John Doe, age 57, lost his right hand in a car accident and became totally disabled from his job as a roof tiler. John’s policy has a Selected Monthly Premium Benefit with a selected monthly premium amount of $7,000. Afterward, on a particular monthly processing date, John’s monthly policy charges total $5,000. John’s Selected Monthly Premium Benefit will credit $7,000 into the policy on that monthly processing date.
Additional Purchase Benefit Subject to the terms and conditions of the benefit, the Additional Purchase Benefit gives the Owner the right to purchase additional life insurance policies on the life of the Insured up to Attained Age 40 at specified dates without proof of insurability. This optional benefit terminates on the Policy Anniversary nearest the 40th birthday of the Insured. It will terminate earlier: (1) when the Policy terminates; (2) when the Policy becomes Paid-Up insurance; (3) on the use of the final purchase right under the benefit; or (4) when the Owner’s written request to terminate the benefit is received at our Home Office.
Example: Jane Doe, age 28, is the owner and insured of her policy and decides she wants an additional $50,000 of life insurance. Jane purchases her policy without the Company requiring evidence of insurability.
Death Benefit Guarantee The Policy offers a Death Benefit Guarantee Period elected at issue. The Death Benefit Guarantee Period is optional and is elected on the application and established at issue by the applicant. A Death Benefit option change may result in changes to, or termination of, the Death Benefit Guarantee. There is a charge for the Death Benefit Guarantee (see “Fee and Expense Tables–Periodic Charges” and “Charges and Deductions–Monthly Policy Charges and Service Charges”). The Death Benefit Guarantee Period is shown on the Policy schedule pages. The Death Benefit Guarantee is available to protect the Policy from terminating during the Death Benefit Guarantee Period so long as the Death Benefit Guarantee Test is met. (See “Death Benefit Guarantee Test”). The Death Benefit Guarantee keeps the Policy in force when the Policy does not have enough Cash Surrender Value to pay the current Monthly Policy Charge and the Policy would otherwise terminate without value. (See “Termination and Reinstatement”). Please note that certain allocation or transfer restrictions may be affected by whether or not your Death Benefit Guarantee is active. (See “Restrictions on Amounts in the Government Money Market Division.”)
When the Policy does not have sufficient Cash Surrender Value to pay the current Monthly Policy Charge and is being kept in force by the Death Benefit Guarantee, the Monthly Policy Charges will first reduce the Contract Fund Value, if any, to zero and will then accumulate as due and unpaid. Then, when you make a Premium Payment, we will deduct accumulated due and unpaid Monthly Policy Charges from Contract Fund Value. At the end of the Death Benefit Guarantee Period, if the Cash Surrender Value is less than the current Monthly Policy Charges, the Policy will enter the Policy Grace Period and an additional Premium Payment will be required to keep the Policy in force. (See “Termination and Reinstatement”).
If the Policy is being kept in force by the Death Benefit Guarantee when the Insured dies, the gross amount of death proceeds will be the Guaranteed Minimum Death Benefit (“GMDB”) regardless of the Death Benefit option in effect. On the Date of Issue the GMDB equals the Specified Amount. After the Date of Issue, if there is a Policy change that changes the Specified Amount, including a Death Benefit option change, then the GMDB will equal the lessor of the current GMDB or the new Specified Amount.
During the Death Benefit Guarantee Period, the Death Benefit Guarantee keeps the Policy from terminating, provided that the Death Benefit Guarantee Test is met. Unless the Death Benefit Guarantee was previously terminated, the Death Benefit Guarantee Test will be performed on each Monthly Processing Date during the Death Benefit Guarantee Period or until the Policy Anniversary nearest the Insured’s 121st birthday, if sooner. If the Death Benefit Guarantee Test is not met on a Monthly Processing Date, the Death Benefit Guarantee will enter a Death Benefit Guarantee Grace Period. The Death Benefit Guarantee Test is met provided that:
(1)
on the current Monthly Processing Date, (a) is greater than or equal to (b) where:
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(a)
is the cumulative Premium Payments minus the sum of the following:
●
the cumulative withdrawals; and
●
principal loan balance (See “Policy Loans”); and

(b)
is the cumulative Death Benefit Guarantee Premiums for the current Monthly Processing Date;
AND
(2)
the Death Benefit Guarantee Test has been met on all prior Monthly Processing Dates, and has not previously been terminated due to a loan or withdrawal causing the test to not be met.
The Death Benefit Guarantee Test will be deemed to have been met on all prior Monthly Processing Dates during a Death Benefit Guarantee Grace Period if the required payment is paid prior to the expiration of the Death Benefit Guarantee Grace Period.
Termination of Death Benefit Guarantee For Failure to Meet the Death Benefit Guarantee Test If on a Monthly Processing Date the Death Benefit Guarantee Test is not met, you will have 61 days to make an additional payment to keep the Death Benefit Guarantee, provided the Death Benefit Guarantee Period is not already scheduled to expire during that 61-day period. The Death Benefit Guarantee Grace Period will begin on the date we send you written notice of the amount of payment you must make. The minimum payment that you must make will be the amount necessary to meet the Death Benefit Guarantee Test at the end of the Death Benefit Guarantee Grace Period.
The Death Benefit Guarantee will continue during the Death Benefit Guarantee Grace Period, terminating at the end of such period if you do not make the required payment. If you do not make the required payment, you will not be able to reinstate the Death Benefit Guarantee.
When the Death Benefit Guarantee terminates, the Policy will still remain in force provided the Cash Surrender Value on the Monthly Processing Date is greater than the Monthly Policy Charges. If, however, this requirement is not met, the Policy will enter the Policy Grace Period, during which time you may still avoid termination of your Policy provided you make sufficient payments to keep your Policy in force. (See “Termination and Reinstatement”).
If the Insured dies during the Death Benefit Guarantee Grace Period and the Death Benefit Guarantee is keeping the Policy in force, we will deduct from the Life Insurance Benefit the amount of the payment required to meet the Death Benefit Guarantee Test as of the last Monthly Processing Date preceding or on the date of death of the Insured.
Example: John Doe elected a ten-year Death Benefit Guarantee Period when he purchased his policy and has met his Death Benefit Guarantee Test every month. On a monthly processing date in the eighth year, John’s policy has the following characteristics:
Cash Surrender Value = $80
Monthly Policy Charges = $100
Cumulative Premiums to date = $20,000
Cumulative Withdrawals to date = $1,000
Principal Loan Balance = $0
Cumulative Monthly Death Benefit Guarantee Premiums = $18,000
John’s policy does not have enough cash surrender value to cover monthly policy charges and would normally enter the policy grace period and eventually terminate. However, John’s policy does not enter the policy grace period because his cumulative premium amount (less withdrawals and loans) ($20,000 - $1,000 = $19,000) is greater than his cumulative monthly Death Benefit Guarantee Premium amount ($18,000), which was an amount determined when John purchased the policy. Amounts needed to cover the outstanding charges are deducted from the value of John’s policy.
Death Benefit Guarantee Premium Suspension Your Policy may be eligible for Death Benefit Guarantee Premium Suspension as indicated on your Policy schedule pages. Death Benefit Guarantee Premium Suspension is tested on the month prior to your next Policy Anniversary. It sets the Death Benefit Guarantee Monthly Premium to zero beginning on the next Monthly Processing Date until the next Policy Anniversary (or earlier if a “Retest Event” occurs), so long as the Death Benefit Guarantee is active (and not in a Death Benefit Grace Period) and the Contract Fund Value is greater than or equal to the amount shown on the Table of Amounts for Determining Cumulative Death Benefit Guarantee Premium Suspension (“Premium Suspension Table”) for a particular Monthly Processing Date shown in your Policy. A Retest Event is defined as a withdrawal, a Policy loan, a failure to pay accrued loan interest when due, an addition or increase of an Optional or other benefit, or a Death Benefit Option Change. If a Retest Event occurs, the Death Benefit Guarantee Premium Suspension will continue so long as immediately after the Retest Event the Death Benefit Guarantee Test is met and the Contract Fund Value is greater than or equal to the amount shown in the Premium Suspension Table for the Monthly Processing Date adjusted proportionately for any reduction to the Guaranteed Minimum Death Benefit resulting from the Retest Event.
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Example: Jane Doe elected a ten-year Death Benefit Guarantee Period when she purchased her policy and has met her Death Benefit Guarantee Test every month. On the monthly processing date prior to her eighth policy anniversary, Jane’s policy had the following characteristics:
Cumulative Premiums to date = $50,000
Cumulative Monthly Death Benefit Guarantee Premiums = $20,000
Contract Fund Value = $90,000
Death Benefit Guarantee Premium Suspension Amount = $85,000
Because the Contract Fund Value of Jane’s policy is greater than the Death Benefit Guarantee premium suspension amount shown in her policy, her policy passes the Death Benefit Guarantee Premium Suspension test and her monthly Death Benefit Guarantee premium amount is reduced to $0, meaning she will continue to pass the monthly Death Benefit Guarantee test until the earlier of her next Policy Anniversary or a Retest Event.
Standard Benefits Available At No Charge
Income Plans Upon the death of the Insured, if an Income Plan was not previously elected by you and in lieu of a lump sum or other payment agreed to by the Company, the beneficiary may elect to receive his or her share (or name and change beneficiaries –see “Other Policy Provisions – Naming a Beneficiary”) of the Life Insurance Benefit by either of the fixed Income Plan options noted below. Payments under a fixed Income Plan option are not affected by the investment performance of the Divisions after the date of surrender or the date of the Insured’s death. Nothing in this section shall be construed to otherwise contradict the order of payment of the Life Insurance Benefit as described in the Policy, designated by you or under applicable law.
The Company will pay interest on the Life Insurance Benefit from the date of death of the Insured until the proceeds are paid into a fixed Income Plan. Payments under fixed Income Plan options will be based on rates declared by the Company on the effective date of the Income Plan. The monthly income payment rates applicable to life Income Plans are based on interest rates applicable to amounts as of the date of death of the Insured according to the Policy as well as additional interest at a rate of 10% annually beginning 31 calendar days after the latest of (a) proof of the date of death is received by the Company, (b) the Company has all the information it needs to determine liability and the appropriate payees, or (c) any legal impediments (e.g., court guardian or executor actions) are properly satisfied. There is no additional charge for electing an Income Plan option. We may offer additional Income Plans.
●
Single Life Income We will make monthly payments for the selected certain period. The options for the certain period are zero years (i.e., no certain period), ten years, or twenty years. If the payee lives longer than the certain period, payments will continue for his or her life. In cases where a ten or twenty year certain period is elected, if the payee dies before the end of the certain period, the balance of the certain period payments will be paid to the Income Plan beneficiaries your beneficiary designates. Where a certain period of zero years was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.
●
Joint and Survivor Life Income We will make monthly payments for a 10-year certain period, and thereafter for as long as either of the individuals upon whose lives income payments are based is living. If both payees die before the end of the certain period, the balance of the certain period payments will be paid to the Income Plan beneficiaries or to beneficiaries your beneficiary designates.
In general, the monthly payments under a joint and survivor life Income Plan will be lower than, but may be payable for a longer period than, a single life Income Plan.
The Owner may elect an Income Plan for each beneficiary’s share of the Life Insurance Benefit:
●
while the Insured is living; or
●
during the first 60 days after the death of the Insured, if the Insured at the time of his or her death was not the Owner. An election made during that 60-day period may not be revoked.
An Owner may make or change Income Plan elections by contacting the Home Office or an authorized Financial Representative may provide us with an election on behalf of a Policy Owner subject to our current procedures, rules and requirements.
Subject to the Owner’s rights, and upon providing any information that we may require, a direct or contingent beneficiary may elect an Income Plan for his or her share of the Life Insurance Benefit and/or name his or her own beneficiary for the Income Plan value, if any, remaining on his or her death. If no such Income Plan beneficiary is named, then the Income Plan beneficiary for the remaining value, if any, shall be the estate of the deceased direct or contingent beneficiary. Income Plan beneficiaries may continue to receive payments of the remaining value under the terms of the Income Plan in effect on the death of the direct or contingent beneficiary.
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Withdrawal The remaining value, if any, in an Income Plan may be withdrawn in a lump sum upon the death of all individuals upon whose lives income payments are based. The withdrawal value will be the present value of any unpaid payments for the remaining certain period. The present value will be based on the rate of interest used to determine the amount of the payments.
Limitations If a trust is named as a beneficiary and no qualified trustee claims the Life Insurance Benefit within eighteen months after the claim is determined to be payable, payment of the Life Insurance Benefit will be paid as though the trust had not been named as a beneficiary. The Company is not responsible for actions taken by the trustee and will not be charged with notice of any change of trustee unless written evidence of the change is received at the Home Office.
Payment Frequency Upon written request, we will make payments once every 3, 6, or 12 months instead of each month.
Example: John Doe was the owner and insured of a policy and had elected a single life income plan for a ten-year certain period. Upon his death, in lieu of paying life insurance proceeds from the policy to his wife Jane, his beneficiary, in a lump sum, the Company made reduced amounts of monthly payments to her spread out over that time period while the remaining balance earned interest.
Exchange for a Fixed Benefit Policy  We allow you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the Separate Account (“Fixed Benefit Policy”) at any time within 18 months provided premiums are duly paid. The Fixed Benefit Policy will be on the life of the same Insured and will have a Death Benefit at least as great as the initial Death Benefit of your Policy (assuming no decrease in Specified Amount prior to the exchange). The exchange may be subject to an equitable cash adjustment, which will recognize the investment performance of the Policy through the effective date of the exchange and may have tax consequences. An exchange will be effective when we receive a proper written request, as well as the Policy, and any amount due on the exchange.
In addition, you may exchange a Policy for a Fixed Benefit Policy if, at any time, a Fund changes its investment adviser, if there is a material change in the investment policies of a Portfolio that was approved by Owners, or the Portfolio is substituted for another portfolio (see “Other Policy Transactions-Substitution of Portfolio Shares and Other Changes”). There may be a cost associated with the exchange. You will be given notice of any such change and will have 60 days to make the exchange.
Example: John Doe is the owner and insured of a variable universal life plus policy. Twelve months after the policy is issued, John decides he would rather own a policy that is not subject to the investment experience of the underlying portfolios in which the separate account divisions that support his policy invest, and would rather own a policy that earns a fixed rate of interest. Subject to the Company’s requirements, John has up to six more months to exchange his variable policy for a fixed policy without the Company requiring evidence of insurability.
Paid-Up Insurance  Upon written request to the Company, you may change your Policy to Paid-up insurance. Your election to convert to Paid-up insurance is irrevocable. To convert your Policy, the Policy must have been in force for at least 12 months from the Policy Date.
If the request is received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, the effective date of change to Paid-Up insurance will be that date. If the request is not received on a Monthly Processing Date, or on or after the close of trading on the NYSE on a Monthly Processing Date, the change will be effective on the next Monthly Processing Date. If your request is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.
On the date the Policy is changed to Paid-up insurance, we deduct any applicable surrender charge and we transfer the Contract Fund Value to the Company’s General Account. Any outstanding Policy Debt continues. The Specified Amount will be changed to the Paid-up Specified Amount. The Paid-up Specified Amount is calculated as the Policy Value (after deducting the surrender charge and any withdrawals as of the date of the change) divided by the factor for the Paid-up insurance option shown on the Policy schedule pages. The Death Benefit option will be changed to Option A, and any Death Benefit Guarantee and any additional benefits will be terminated. The definition of life insurance will be changed to the Cash Value Accumulation Test (please see “Death Benefit – Minimum Death Benefit” for more information).
After the Policy is changed to Paid-up insurance, the Policy Value will equal the Contract Fund Value plus any Policy Debt except that Policy Value (excluding loans) will not be less than the Paid-up Specified Amount multiplied by the factor for the Paid-up insurance shown on the Policy schedule pages (“Guaranteed Minimum Paid-Up Policy Value”).
When the Policy is in force as Paid-up insurance, you will not be permitted to make additional Premium Payments, change Death Benefit options or the Specified Amount, or add optional benefits to the Policy. Subject to certain restrictions, you are permitted to make withdrawals and loan repayments and take out additional loans. Loans and withdrawals reduce the Contract Fund Value and may increase the chance the Policy will terminate without value. A withdrawal can be requested by the Owner (see “Surrender and Withdrawals of Policy Value”) or may be the result of a return of a portion of Premium Payments that is necessary for the Policy to qualify as life insurance (see “Tax Considerations”). Withdrawals may reduce the Paid-up Specified Amount.
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The Contract Fund Value will earn interest at an annual effective rate determined by the Company that may change no more frequently than once a year and at no time will the annual effective interest rate be less than the minimum Paid-up Minimum Guaranteed Annual Effective Interest Rate shown in the Policy schedule pages. On any day after the effective date, the Contract Fund Value is equal to the Contract Fund Value at the end of the previous day plus any of the following items applicable for the current day:
●
interest;
●
any loan repayment and accrued loan interest payment made; and
●
any Policy dividend directed to increase the Policy Value;
minus any of the following items applicable to the Contract Fund Value for the current day:
●
a Monthly Policy Charge;
●
Policy loans;
●
withdrawals; and
●
service charges.
When the Policy is in force as Paid-up insurance, the Monthly Policy Charge consists of the Monthly Policy Debt Expense Charge and the Monthly Cost of Insurance Charge. These charges may be reduced in order to ensure the Policy Value is not less than the Guaranteed Minimum Paid-up Policy Value.
Example: Jane Doe is the owner and insured of a variable universal life plus policy with an Additional Purchase Benefit rider and a Death Benefit Guarantee that has been in force for three years. Her policy has the following characteristics as of a monthly processing date:
Cash Surrender Value = $200,000
Specified Amount = $500,000
Factor for Paid-up Option in the current policy month (from the policy schedule pages) = 0.8
Jane decides she would rather own a paid-up policy that will earn a fixed rate of interest and will not require additional premium payments. Because Jane’s policy has the required minimum amount of cash surrender value and has been in force long enough, she is able to convert her policy to a paid-up policy. Her new policy, however, will not have any benefits and the specified amount of her death benefit will be reduced to her policy value divided by the factor set forth in her policy at issue, in this case reducing her specified amount from $500,000 to $250,000 (i.e., $200,000 / 0.8 = $250,000).
Dollar-Cost Averaging With Dollar-Cost Averaging (“DCA”), you can arrange to have a designated amount of money (either a fixed dollar amount or a fractional amount) automatically transferred monthly in allowable amounts from the Government Money Market Division into other Division(s) you have chosen. Transfers will end either when the amount in the Government Money Market Division is depleted or when you submit a request to our Home Office to stop such transfers, whichever is earlier. You may request changes in writing (including via facsimile or, under limited circumstances, by email) or by calling (866) 464-3800. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with rebalancing requests on behalf of a Policy Owner subject to our current procedures, rules and requirements. You may also submit changes via the Internet at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. There is no charge for DCA. We reserve the right to modify or terminate the DCA Plan at any time. (see “Restrictions on Amounts in the Government Money Market Division)
DCA does not ensure a profit or protect against loss in a declining market. Carefully consider your willingness to continue Premium Payments during periods of declining markets. You should consult your Financial Representative before deciding whether to elect DCA.
Portfolio Rebalancing Over time, portfolio rebalancing helps you maintain your allocations among the Divisions. If you elect portfolio rebalancing, amounts invested in the Divisions are periodically rebalanced in accordance with our procedures, to return your allocation to the percentages you specify. Portfolio rebalancing may reduce amounts allocated to better performing Divisions.
You may choose to rebalance monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for portfolio rebalancing. Subject to any limitations imposed by our short-term and excessive trading policies and procedures, you may elect portfolio rebalancing and modify or terminate your election at any time by submitting a request to our Home Office. You may request changes in writing (including via facsimile or, under limited circumstances, by email) or by calling (866) 464-3800. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with rebalancing requests on behalf of a Policy Owner subject to our current procedures, rules and requirements. You may also submit changes via the Internet at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current Internet procedures provided
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you have properly authorized us to accept Electronic Instructions in advance of your request. If you make transfers through our website, your portfolio rebalancing will end and you will need to make a new election if you want portfolio rebalancing to continue. We may modify, limit, suspend, or discontinue this feature at any time.
Asset Allocation Models The Company currently makes available allocation models at no extra charge for amounts invested in the Divisions. An Owner can select only one model at a time. Each of the four models currently available (Moderately Conservative, Balanced, Aggressive, Very Aggressive) is comprised of a combination of Divisions that hold Portfolios representing various asset classes with various levels of risk tolerance. Generally, the four models can be characterized as follows:
Moderately Conservative
This combination of Divisions has Portfolios that generally invest in fixed income securities and a mix of equity securities with a majority emphasis on fixed income investments in order to preserve
principal, provide liquidity and income and to seek modest growth.

Balanced
This combination of Divisions has Portfolios that generally invest in a mix of fixed income and equity securities in order to preserve principal and pursue sustained long-term growth without the
volatility of high- risk investments.

Aggressive
This combination of Divisions has Portfolios that generally invest in a mix of equity securities and some fixed income securities in order to primarily pursue long-term growth while willing to accept the volatility associated with high-risk investments.

Very Aggressive
This combination of Divisions has Portfolios that invest in almost entirely in a variety of equity securities in order to achieve higher potential growth while assuming the risks and higher volatility associated with these securities.

An Owner may only select a model which is currently available. Any investment allocations outside of an Owner’s original model must be made by the Owner, and will not be made by the Company. The Company does not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model due to performance, a change in an Owner’s investment needs or for other reasons. If an Owner wishes to remove Portfolios from an Owner’s model and/or change allocations to a current model, the Owner may do so by notifying us in writing, contacting their Financial Representative or by calling (866) 464-3800. There will be no automatic rebalancing to these models unless the Owner chooses the automatic rebalancing option. Please note that investment in a model does not eliminate the risk of loss and it does not protect against losses in a declining market. An Owner should contact their Financial Representative for more information about available allocation models (including the specific asset mixes of available models) and whether investment in a model is appropriate for them.
Available models may change from time to time, but you must make an affirmative election to change models. The Company reserves the right to modify, suspend, or terminate any asset allocation model at any time without affecting an Owner’s current allocation, except in limited circumstances involving a Substitution (see “Substitution of Portfolio Shares and Other Changes” below for more information regarding the substitution of a Portfolio) or the elimination of a Portfolio as an investment option under the Policy pursuant to other applicable SEC regulatory guidance. In that case, allocations in a Portfolio within a model (Original Portfolio) will be transferred to a different Portfolio if the Original Portfolio becomes no longer available (e.g., a substitution, merger, or liquidation), in which case the Company will send written notice in advance of such event. If an Owner is invested in a model that is no longer offered and initiates a change outside of the original model allocations, the Owner will not be able to select the original model (see “Transfers” above for more information about how to change portfolio allocations).
Please note that investment according to an allocation model may result in an increase in assets allocated to Portfolios managed by an investment adviser affiliated with the Company, and therefore a corresponding increase in Portfolio management fees collected by such adviser and may present a conflict of interest.
Surrender and Withdrawals
Surrender You may surrender your Policy for the Cash Surrender Value at any time while the Insured is alive and the Policy is in force. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with surrender instructions on behalf of a Policy Owner subject to our current procedures, rules and requirements. The Cash Surrender Value will change daily in response to the investment performance of the Divisions in which you are invested. We determine the Cash Surrender Value on the date your request for surrender is effective. Requests for surrenders will be effective on the Valuation Date on or next following the date we receive your request in Good Order at our Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date,
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requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.
We do not guarantee any minimum Cash Surrender Value. We may require you to return your Policy to our Home Office when you request a surrender of the Policy. We will pay surrender proceeds in a lump sum or under an Income Plan option you select. (See “Other Benefits Available Under the Policy—Income Plans.”) A surrender charge will apply to surrenders during the first ten Policy Years (see “Charges and Deductions”) and a surrender may have tax consequences (see “Tax Considerations.”)
Withdrawals Upon written request received at our Home Office at any time while the Insured is alive and the Policy is in force, you may make a withdrawal, subject to the Company’s right to assess a charge in an amount up to $25 per withdrawal (currently waived). Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with withdrawal instructions on behalf of a Policy Owner subject to our current procedures, rules and requirements. You may make no more than four withdrawals in a Policy Year. Each withdrawal must be at least $250, and you may not withdraw an amount that would:
●
reduce the Loan Value (net of any applicable service charge) to less than the Policy Debt;
●
for a Policy with Death Benefit Option A, withdraw an amount which would reduce the Specified Amount to less than the minimum Specified Amount required for issuance of a Policy at the time of withdrawal, unless this Policy is in force under Paid-up insurance (see “Other Benefits Available Under the Policy—Paid-up Insurance”); or
●
reduce the Cash Surrender Value to less than the sum of three times the most recent Monthly Policy Charge.
A withdrawal may also have tax consequences. (See “Tax Considerations”). A withdrawal may also decrease the Specified Amount used to determine the Death Benefit. Specifically, unless the Policy is in force under Paid-up insurance, if Death Benefit Option A is in effect at the time of withdrawal, the Specified Amount will be reduced by the amount withdrawn less the excess, if any, of the result of (a) divided by (b) where:
(a)
is the Policy Value immediately prior to the withdrawal; and
(b)
is the Specified Amount divided by the Minimum Death Benefit Percentage (shown in the Policy schedule pages) applicable at the time of the withdrawal.
Written requests for withdrawals will be processed and effective on the Valuation Date on or next following the date we receive your request in Good Order at our Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. On the Valuation Date on which a withdrawal from the Policy Value is effective, Contract Fund Value will be reduced by the amount of the withdrawal and any applicable charges. The amount of the withdrawal must be allocated among the Divisions in proportion to the amounts in each Division.
Policy Loans
At any time while the Insured is alive and the Policy is in force, using the Policy as security, you may submit a request for a loan that is secured by the Contract Fund Value. The loan must be in an amount that, when added to existing Policy Debt, is not greater than your Loan Value. You may increase the risk that your Policy will lapse (terminate with no value) if you take a loan. A Policy loan or unpaid interest may have tax consequences. (See “Tax Considerations”). Loan requests can be made in writing (including via facsimile, or under limited circumstances, by email). Eligible Owners may also submit loan requests by calling (866) 464-3800. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with policy loan instructions on behalf of a Policy Owner subject to our current procedures, rules and requirements. They will be processed based on the date and time they are received in the Home Office. Requests will be effective on the Valuation Date or on the next date we receive your request in Good Order at our Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.
We charge interest on Policy loan amounts. We also credit you with interest on amounts we set aside as collateral for those amounts. The loan rates are adjustable. The annual loan interest rate (Annual Market Loan Rate on Policy Loans) applied to loan amounts is set by the Company every January 1st. The maximum rate shall not exceed the greater of the minimum guaranteed annual effective interest rate for the Paid-up Option plus 1% (or 2.5%) or the Moody's Corporate Bond Yield Averages-Monthly Average Corporates rate for the immediately preceding October (or substantially similar average established by the New York
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State Department of Financial Services). The Company will not change the rate unless the maximum rate of interest is 0.5% or more above or below the then-current loan interest rate. The Company will give notice of the initial loan interest rate in effect at the time a Policy loan is made and if there is a change in loan interest rate no later than 30 days before the January 1st on which the change takes effect. This Policy will not terminate during a Policy Year as the sole result of an increase in the loan interest rate during such Policy Year.
Interest is due and payable on each Policy Anniversary. If interest is not paid when due, we will add accrued and unpaid interest to the principal loan balance, which consists of outstanding loans and interest added to principal. Policy Debt reduces the Cash Surrender Value and the amount payable on death, and may cause the Policy to lapse, subject to the terms of any applicable Death Benefit Guarantee and Grace Period. (See “Termination and Reinstatement”).
As collateral for a Policy loan, the Company will take an amount equal to the loan from the Separate Account Divisions in proportion to the amounts in the Divisions. Borrowed amounts from the Divisions will not participate in the Separate Account’s investment results while the loan is outstanding. We will also deduct a Policy Debt Expense Charge on each Monthly Processing Date while there is Policy Debt. The Monthly Policy Debt Expense Charge is included in the Monthly Policy Charge. (See “Charges and Deductions—Monthly Policy Charges and Service Charges”). A Policy loan, even if you repay it, may have a permanent effect on the Policy Value, Contract Fund Value, the Cash Surrender Value, and the Death Benefit because loan amounts from the Divisions do not participate in the Separate Account’s investment results while the loan is outstanding. We deduct any Policy Debt from the Policy Value upon surrender and from the Life Insurance Benefit payable on the Insured’s death.
You may repay a Policy loan, including any accrued interest outstanding, in whole or in part, at any time while the Insured is alive and the Policy is in force. Upon each such payment, we will transfer an amount equal to the payment amount from our General Account to the Divisions of the Separate Account in accordance with the Premium Payment allocation instructions then in effect. We will credit those payments when we receive them in our Home Office. If we receive your payment before the close of trading on the NYSE on a Valuation Date, we will process your payment as of that Valuation Date. If we receive your payment on or after the close of trading on a Valuation Date, or on a day that is not a Valuation Date, we will process your payment as of the next Valuation Date. Loan repayments are not subject to transaction fees.
If there is Policy Debt, payments received at our Home Office will be treated as payments to reduce Policy Debt unless designated as Premium Payments.
Termination and Reinstatement
Unless the Death Benefit Guarantee is in effect, if the Cash Surrender Value is less than the Monthly Policy Charge on any Monthly Processing Date, your Policy will enter into the Policy Grace Period, a 61 day period. At the end of the Policy Grace Period, the Policy will terminate (or lapse) with no value and your insurance coverage will end, unless you submit a payment to keep the Policy in force. The Policy Grace Period begins on the date that we send you a notice. The notice will indicate the minimum payment amount required to keep the Policy in force and the date by which you must make the payment. The payment must equal an amount that will cover all Monthly Policy Charges that were due and unpaid before the end of the Policy Grace Period and premium to cover Monthly Policy Charges for three months. Upon receipt of the payment, we will allocate the Net Premium, to the Divisions based on your allocation instructions then in effect subject to any applicable restrictions. We will also deduct any accumulated due and unpaid Monthly Policy Charges. Payments received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and credited on that Valuation Date. If they are received after the close of trading on a Valuation Date, or on a day other than a Valuation Date, they are deemed to be received and credited on the next Valuation Date. If your payment is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your payment to our then-current requirements. If the Insured dies during the Policy Grace Period, we will deduct any Monthly Policy Charges due and unpaid from the Life Insurance Benefit.
After your Policy has terminated, you may reinstate it within three years following the termination date, subject to our approval, satisfaction of our current underwriting requirements and provided you make at least the minimum payment (see above). To reinstate the Policy, you must make a payment equal to an amount that will cover all Monthly Policy Charges that were due and unpaid before the end of the Policy Grace Period and premium to cover Monthly Policy Charges for three months. If we approve the Application for reinstatement, and the Application was received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, the effective date of the reinstated Policy will be that date. If the Application is not received on a Monthly Processing Date, or was received on or after the close of trading on the NYSE on a Monthly Processing Date, the reinstated Policy will be effective on the next Monthly Processing Date. If your request is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Any Policy Debt that was outstanding when the Policy terminated will also be reinstated.
On the effective date of the reinstatement, the Policy Value will be equal to the sum of:
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the Net Premium paid upon reinstatement; and
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any Policy Debt on the termination date;
minus the sum of:
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all Monthly Policy Charges due and unpaid prior to the expiration of the Policy Grace Period; and
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the Monthly Policy Charge due on the reinstatement effective date.
Please note that Net Premium paid upon reinstatement will not include any interest from the date of the lapse.
Upon reinstatement, your Policy Date will not change and your Death Benefit option will remain the same as of the date of lapse. Your Cash Surrender Value will equal the new Policy Value (see above) minus any Policy Debt. Therefore, fees and charges that vary by Policy year will take into account the period of time your Policy was terminated. If a surrender charge was assessed at the time of lapse, the Policy Value when a Policy is reinstated will include a credit for such surrender charge. The same surrender charge schedule in your Policy will apply upon reinstatement. On the later of the effective date of the reinstatement or the date we approve the Application for reinstatement, subject to applicable restrictions we will allocate the Policy Value less any Policy Debt among Divisions based on the allocation instructions then in effect, if such date is a Valuation Date. If such date is not a Valuation Date, then we will allocate this amount on the next Valuation Date.
For a discussion of the tax effects associated with termination and reinstatement of a Policy, see “Tax Considerations.”
Other Policy Transactions
Transfers Subject to the limitations on short-term and excessive trading discussed below, you may transfer between and among the Divisions, so long as you are invested in no more than 30 Divisions at a time. Currently, transfer requests involving the Government Money Market Division are subject to special restrictions (see “Restrictions on Amounts in the Government Money Market Division).
Transfer requests will be effective on the Valuation Date on or next following the date we receive your request in Good Order at our Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.
In order to take full advantage of these features, you should carefully consider, on a continuing basis, which options are best suited to your long-term investment needs. Although no fee is currently charged, we reserve the right where allowed by state law to charge a transfer fee of $25. We would deduct this charge from Contract Fund Value. See “Charges and Deductions” for more information. In addition, certain Portfolios in which the Divisions invest may impose redemption fees. These fees are described in the Portfolios’ prospectuses. Where allowed by state law, the Company reserves the right to impose a minimum and/or maximum size on transfer amounts. Transfer requests from the Divisions must be in amounts greater than or equal to 1% of assets in the Divisions or the request will not be processed. Your Financial Representative may provide us with instructions on your behalf involving the transfers, subject to our rules and requirements and any restrictions noted in this Prospectus.
You may request transfers in writing (including via facsimile or, under limited circumstances, by email) or by calling Advanced Markets Operations at (866) 464-3800. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with transfer instructions on behalf of a Policy Owner subject to our current procedures, rules and requirements. You may also submit transfer instructions via the Internet at www.northwesternmutual.com in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” Please note that we are not required to accept Electronic Instructions and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make transfers via Electronic Instructions.
Short-Term and Excessive Trading Short-term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Policy (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.
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To deter short-term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Owners, except to the extent we are prevented from doing so under applicable state or federal law or regulation. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.
Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions, including the prohibition of more than twelve transfers among Divisions under a single Policy during a Policy Year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, a Policy Owner who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers if a total of three round trips are made within that same Policy Year or two round trip transfers are made within any subsequent year. The restriction will last until the next Policy Anniversary and the Policy Owner will be sent a letter informing him or her of the restriction. An Owner who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers if a total of two round trips are made within that same Policy Year or one round trip transfer is made within any subsequent year. The restriction will last until the next Policy Anniversary and the Policy Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, initial allocations or changes in future allocations, to the extent these features are available under your Policy. Once a Policy is restricted, we will allow one additional transfer into the Government Money Market Division until the next Policy Anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund). These limitations are not intended to supersede any limits that may be imposed on the Government Money Market Division (see “Restrictions on Amounts in the Government Money Market Division”).
Policies such as this (or other Policies supported by the Separate Account) may be purchased by a corporation or other entity as a means to informally fund the liabilities created by the entity’s employee benefit or similar plan. These Policies may be aggregately managed to match liabilities under such plans. Policies sold under these circumstances may be subject to special transfer restrictions. Namely, transactions involving portfolio rebalancing programs may be exempt from the twelve transfers per Policy year limitation where: (1) the purpose of the portfolio rebalancing program is to match the Policy to the entity’s employee benefit or similar plan; (2) the portfolio rebalancing program adequately protects against short-term or excessive trading; and (3) the portfolio rebalancing program is managed by a third party administrator that meets our requirements. We reserve the right to monitor or limit transactions involving portfolio rebalancing programs where we believe such transactions may be potentially harmful to a Portfolio.
We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that the Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. The Funds’ policies and procedures may provide for the imposition of a redemption fee and may require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio. In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in a Division until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted Division, we will consider the request “not in Good Order” and it will not be processed. You may, however, submit a new transfer request.
If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.
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We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Owners.
Substitution of Portfolio Shares and Other Changes When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio (or substitute a class of shares of an existing Portfolio for a different class of the same Portfolio) if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the shares of the Portfolio is no longer appropriate.
Charges and Deductions
Premium Expense Charges We deduct a charge of 2.00% from each Premium Payment for state franchise taxes (State Franchise Tax Charge) regardless of the jurisdiction in which you live. The total premium-based tax rate ( for the jurisdiction) may be lower, higher, or equal to the 2.00% deduction. This charge is guaranteed to never be more than 4.30%.
We deduct a charge from each Premium Payment for the cost of a portion of our federal corporate income taxes attributable to policy acquisition expenses (Federal Deferred Acquisition Cost Charge). Due to a federal tax law change under the Omnibus Budget Reconciliation Act of 1990, as amended (“OBRA”), insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. We currently make a charge of 0.55% against each Premium Payment to compensate us for the additional corporate tax burden. We believe that this charge does not exceed a reasonable estimate of an increase in our federal income taxes resulting from a change in the Internal Revenue Code relating to deferred acquisition costs. This charge is guaranteed to never be more than 3.00%.
We deduct a charge, or sales load, from each Premium Payment for sales costs. This charge is a percentage of Premium Payments and is a function of the premium paid relative to the Target Premium. For Premium Payments up to the Target Premium in Policy Years 1-10, the percentage is 6.95%. For Premium Payments in excess of the Target Premium in Policy Years 1-10, the percentage is 5.60%. For Premium Payments up to the Target Premium in Policy Years 11-20, the percentage is 3.95%. For Premium Payments in excess of Target Premium in Policy Years 11-20, the percentage is 5.60%. There is no sales load charge deduction for premiums received in Years 21+.
We expect to recover distribution expenses from this amount over the period while the Policies are in force, and from the surrender charges described below. The amounts we deduct for distribution expenses (e.g., selling and advertising) in a Policy Year are not specifically related to distribution expenses incurred that year. To the extent that distribution expenses exceed the amounts deducted, we will pay the expenses from our other assets. These assets may include, among other things, any gain realized from the monthly charge against Contract Fund Value. (See “Monthly Policy Charges and Service Charges.”) To the extent that the amounts deducted for distribution expenses exceed the amounts needed, we will realize a gain.
Monthly Policy Charges and Service Charges We deduct a Monthly Policy Charge from Contract Fund Value on each Monthly Processing Date. The Monthly Policy Charge includes the monthly Cost of Insurance Charge, the monthly Percent of Contract Fund Value Charge, the monthly Administrative Charge, the monthly Underwriting and Issue Charge, the monthly Specified Amount Charge, and, if applicable, the monthly Policy Debt Expense Charge, the monthly Death Benefit Guarantee Charge, and the monthly charge for optional benefits. These components of the Monthly Policy Charge are described in the following paragraphs.
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Monthly Cost of Insurance Charge. We determine the amount of the charge by multiplying the net amount at risk by the cost of insurance rate, which is based on factors including but not limited to the Issue Age, sex, and underwriting classification of the Insured, the underwriting amount, and the Policy Year. The net amount at risk is the difference between the Death Benefit (or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee) and the Policy Value. The net amount at risk will be affected by investment performance, the amount and timing of Premium Payments, and the charges and expenses for the Policy. The maximum cost of insurance rates are included in the Policy schedule pages. All things being equal, higher Issue Ages and/or worse underwriting classifications will result in higher cost of insurance rates, and men will pay higher rates than women. In addition, cost of insurance rates will generally increase each Policy Year. The Cost of Insurance Charge covers the cost of mortality and some expenses.
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Monthly Percent of Contract Fund Value Charge. The Monthly Percent of Contract Fund Value Charge covers a portion of the costs of selling and administering the Policy. Our revenues attributable to this charge may exceed costs covered by this charge, in which case we may realize a gain.
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Monthly Administrative Charge. This charge, which varies based on factors including but not limited to the Insured’s Issue Age, underwriting classification on the Date of Issue, and the Policy Year, is for administrative expenses, including costs of Premium Payment collection, processing claims, keeping records and communicating with Owners.
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Monthly Specified Amount Charge. This charge applies only during the first ten Policy Years and is based on factors, including, but not limited to, the Initial Specified Amount, the Insured’s Issue Age and the underwriting classification of the Insured on the Date of Issue. The Monthly Specified Amount Charge covers a portion of the costs of selling the Policy. Our revenue attributable to this charge may exceed costs covered by this charge, in which case we may realize a gain.
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Monthly Underwriting and Issue Charge. This charge applies only during the first ten Policy Years and is based on the application date, the Initial Specified Amount, the Insured’s Issue Age and the underwriting classification of the Insured on the Date of Issue. The Monthly Underwriting and Issue Charge covers the cost of underwriting and issuing the Policy.
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Monthly Death Benefit Guarantee Charge. This charge compensates us for the risk we have assumed by guaranteeing the Guaranteed Minimum Death Benefit.
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Monthly Policy Debt Expense Charge. This charge is for the expenses and taxes associated with Policy Debt, if any, and encompasses any loan interest spread. A loan interest spread is the difference between the interest rate charged on policy loan amounts and the interest rate credited on amounts designated as collateral for such loans. (Please see “Policy Loans” for more information on how the loan interest rate is calculated.) This charge is deducted from Contract Fund Value.
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Additional Purchase Benefit Charge. This charge compensates us for the Additional Purchase Benefit (see “Other Benefits Available Under the Policy-Additional Purchase Benefit”) if selected. The charge for this optional benefit varies based on the Insured’s Attained Age at the time the benefit is added to the policy, the Insured’s gender, and the amount of the benefit.
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Waiver Benefit: Selected Monthly Premium Benefit. The charge for a waiver upon total disability benefit is deducted if the benefit is selected. This charge may vary based on factors including but not limited to the Insured’s Attained Age and underwriting classification, and the amount of the benefit, and may increase from year to year. For substandard risks, the charges may be increased by a multiple of up to 4.0 times the standard risk rate.
We also charge certain transaction fees (also referred to as service charges) to be deducted from Contract Fund Value on the dates on which transactions take place. These service charges are $25 per change if more than one change occurs in Specified Amount in a Policy Year, $25 per withdrawal, $25 per transfer among the Divisions, $25 per illustration of the Policy’s benefits and/or values if more than one request for an illustration occurs in a Policy Year and $25 per change of the Death Benefit option. Currently we waive all of these fees.
You may have the option of receiving funds via wire transfer or priority mail. Currently, a fee of up to $25 is charged for wire transfers (up to $50 for international wires) and a $15 fee (up to $45 for next day, a.m. delivery) for priority mail. These fees are to cover our administrative costs or other expenses. We may discontinue the availability of these options at any time, with or without notice.
Unless another Policy provision or rider dictates, deductions from Contract Fund Value are apportioned among the Divisions in proportion to the amounts invested in the Divisions.
A surrender charge will be deducted from Contract Fund Value only during the first ten Policy Years if the Policy is surrendered or changed to the Paid-up insurance. The surrender charge during the first through fifth Policy Year is a percentage of the Target Premium, where the percentage varies by Issue Age, but never exceeds 50% of the Target Premium. After the fifth Policy Year, the surrender charge grades down monthly in Policy Years six through ten to zero.
All charges in this section expressed in dollars have been rounded to the nearest dollar, where appropriate. Amounts that would round to zero have been rounded to the nearest penny or less, as necessary.
Expenses of the Portfolios The value of the net assets of each Division reflects the management fees and other expenses incurred by the corresponding Portfolio in which the Division invests. For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2025 in addition to any contractual fee waiver or reimbursements. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements, as well as any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.14% to a maximum of 2.45%. (See “Fee and Expense Tables—Annual Portfolio Operating Expenses” and Appendix A.)
Commissions Paid to Financial Representatives  The maximum commission payable to the registered representative who sold the Policy is 42.5% of Target Premium and 2.75% of Premium Payments in excess of that amount during the first Policy Year; 6% of Target Premium and 2.75% of Premium Payments in excess of that amount paid in Policy Years 2-10; and 1.5% of Premium Payments thereafter. Registered representatives may receive less than the maximum commission or no commission in certain circumstances according to pre-established guidelines. We may also pay new registered representatives differently during a training period. In addition, a commission of 0.07% of Contract Fund Value is paid at the end of Policy Years 2 and later.
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The entire amount of sales commissions paid to registered representatives is passed through Northwestern Mutual Investment Services, LLC (“NMIS”), our wholly-owned company, to the registered representative who sold the Policy and to his or her managers. The Company pays compensation and bonuses for the management team of NMIS, and other expenses of distributing the Policies.
Other Policy Provisions
Naming a Beneficiary You must name a beneficiary on your Application at the time you apply for your Policy, but you may change the beneficiaries (direct, contingent or further payees) you designate while the Insured is living. Naming or changing a beneficiary will be made after receipt of your written request in our Home Office in Good Order, effective as of the date you sign your request. Any beneficiary change terminates all rights under previous beneficiary designations. We will not be responsible for any payment or other action we take with respect to your Policy before we receive your written request, and we may require the Policy to be sent to us for endorsement to reflect the beneficiary change. If you do not name a beneficiary or your direct and contingent beneficiaries are not living when the Life Insurance Benefit becomes payable, you, as Owner, or your estate if you are deceased, will receive the proceeds.
Incontestability We will not contest a Policy after it has been in force during the lifetime of the Insured for two years from the Date of Issue or the date of reinstatement. We will not contest a change (including an increase in the amount of insurance) to the Policy that was subject to insurability requirements after the change has been in force during the lifetime of the Insured for two years from the date of the change. After the two year period, to the extent permitted by New York law we may rescind the Policy if the application contains a fraudulent misstatement.
Suicide If the Insured dies by suicide within two years from the Date of Issue (or earlier, if a shorter period is stated in the contract or required by state law), the amount payable under the Policy will be limited to the gross Premium Payments, less the amount of any Policy Debt and withdrawals as well as any dividends paid. If the Insured dies by suicide within two years of the date of issuance of a change in the Policy that was subject to insurability requirements, the amount payable will be an amount that would have been paid had no change been made less any applicable charges attributable to the change.
Misstatement of Age or Sex If the age or sex of the Insured has been misstated, the Policy will be modified by recalculating all values and benefits based on the correct age and sex.
Collateral Assignment If deemed acceptable by the Company, under certain circumstances and pursuant to the terms of your Policy you may assign a Policy as collateral security. We are not responsible for the validity or effect of a collateral assignment and we will not be deemed to know of an assignment before receipt of the assignment in writing at our Home Office even if effect of such assignment is given as of the time the Owner signs the assignment. The interests of any beneficiary will be subject to any collateral assignment made either before or after any beneficiary is named. The collateral assignee is not an Owner. A collateral assignment is not a transfer of ownership. (See “Ownership Rights”). Any such assignment will be subordinate to any assignment to the Company for loans regardless of the date of the loan.
Deferral of Determination and Payment We will ordinarily pay Policy Benefits (i.e., Policy loans, Cash Surrender Value, and withdrawals) within seven days after we receive all required documents at our Home Office. However, we may defer determination and payment of benefits if:
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the NYSE is closed, other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or
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the SEC permits, by an order, the postponement of any payment for the protection of Owners; or
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the SEC determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable; or
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such suspension or postponement is otherwise permitted by the 1940 Act.
If, under SEC rules, the Government Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender, death benefit from the Government Money Market Division until the Portfolio is liquidated.
When the Policy is in force as Paid-up insurance, we may defer paying the Cash Surrender Value for up to six months from the date of surrender. We may also defer payment of a Policy loan or withdrawal for up to six months. If payment for any withdrawal, loan or surrender is deferred for 10 working days or more, interest will be paid on amounts at an annual effective rate at least equal to the rate required by New York law (currently 1.10%) from the date of the transaction to the date of payment.
If you have submitted a check or draft to our Home Office, we have the right to defer payment of Life Insurance Benefit, surrender, withdrawal, loan, or Income Plan proceeds until the check or draft has been honored.
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If mandated under applicable law, we may be required to freeze an Owner’s Policy Value and thereby refuse to pay any requests for transfer, withdrawal, surrender, loans, or Life Insurance Benefit, until instructions are received from the appropriate regulatory or other lawful authority. We may also be required to provide additional information about you, your Policy, and your trading activities to government regulators.
In reliance on relief from the SEC staff (“SEC Relief”), we may temporarily delay the payment of proceeds from a surrender, withdrawal or Policy loan attributable to the Divisions if we reasonably believe that financial exploitation of an Policy Owner, who is (i) age 65 or older, or (ii) age 18 or older who we reasonably believe has a mental or physical impairment that renders them unable to protect their own interests, has occurred, is occurring, has been attempted, or will be attempted. Subject to the conditions of the SEC Relief, payment of the proceeds may be delayed for up to 55 Valuation Dates. During the period of any such payment delay, the proceeds will be held in the Division of the Separate Account that invests in the Government Money Market Portfolio as we investigate and work with appropriate regulatory and other lawful authorities to resolve the matter. No later than two Valuation Dates after the temporary hold has been imposed, we will provide oral or written notice of the temporary hold and the reason for the temporary hold to the Policy Owner, a trusted contact person the Policy Owner previously identified to us and any other person(s) eligible to submit orders related to the Policy, unless we suspect that other person(s) of having engaged in, engaging in, having attempted or attempting financial exploitation of the Policy Owner.
Dividends  This Policy is eligible to share in the divisible surplus, if any, of the Company. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus allocated to your Policy is referred to as a “dividend.” The Policy’s share, if any, will be credited as an annual dividend on the Policy Anniversary. There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of divisible surplus. Even if there is a divisible surplus, the payment of a dividend on the Policy is not guaranteed. It is not expected that any dividends will be payable on the Policy.
We will credit annual dividends, if any, in cash or you may use them to increase the Contract Fund Value. If you do not provide direction as to the use of dividends, we will use them to purchase fixed paid-up additions at an interest rate guaranteed by the Company and the guaranteed maximum cost of insurance rate. Such fixed paid-up additions will increase the Life Insurance Benefit and Cash Surrender Value. Dividends used to increase the Contract Fund Value will be allocated according to the allocation of Net Premiums then in effect.
Voting Rights
As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from Owners. Periodic reports relating to the Portfolios, proxy material and a form on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Separate Account corresponding to the Owner’s Policy Value, will be made available to the Owner(s). We will vote shares for which no instructions have been received in the same proportion as the shares for which instructions have been received from Owners. The effect of such proportional voting is that a small number of Owners may control the outcome of a particular vote.
We may, if required by state insurance regulations, disregard voting instructions which would require shares to be voted for a change in the sub-classification or investment objectives of a Portfolio, or to approve or disapprove an investment advisory agreement for a Portfolio. We may also disregard voting instructions that would require changes in the investment policy or investment adviser for a Portfolio, provided that we reasonably determine to take this action in accordance with applicable federal law. If we disregard voting instructions, we will include a summary of the action and reasons therefore in the next annual report to Policy Owners.
Reports and Financial Statements
For each Policy Year, we will send you a statement showing the Death Benefit, Policy Value, Contract Fund Value and any Policy Debt (including interest charged) as of the Policy Anniversary. We will also send you a confirmation statement when you make a Premium Payment, transfer among Divisions, make a withdrawal, take a Policy loan, or surrender the Policy. The annual statement and confirmation statements will show the apportionment of allocations among the Divisions. If the Policy is in force as Paid-Up insurance, statements and reports will be limited to an annual Policy statement showing the Death Benefit, Contract Fund Value, and any Policy Debt.
Semi-annually, we will send you reports containing financial information, performance information and schedules of investments for the Portfolios underlying the Divisions to which your Contract Fund Value is allocated. Because each Division invests exclusively in the shares of an underlying Portfolio, the performance information for a Division and its corresponding Portfolio will generally be the same except that if the Policy level charges were reflected in this performance information, the results would be lower. Current historical performance information, updated on a monthly and quarterly basis, is available at
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www.northwesternmutual.com/prospectuses-performance-and-reports. The financial statements of the Company and the Separate Account appear in the Statement of Additional Information. To receive a copy of the Annual Report, Semi-Annual Report and/or Statement of Additional Information (containing such financial statements), call (866) 464-3800. Certain reports and other information can be obtained on our website at www.nmprospectus.com.
Householding
To reduce costs, we may send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are or become a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling (866) 464-3800.
Abandoned Property Requirements
New York has unclaimed property laws which generally declare insurance contracts/policy proceeds to be abandoned if unclaimed by a person or person entitled thereto for a period of three years. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and New York is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim them with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please contact your Financial Representative or call Advanced Markets Operations at (866) 464-3800 for assistance in making such changes.
Legal Proceedings
Northwestern Mutual, like other life insurance companies, is generally involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this Prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Policy, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.
Speculative Investing
Do not purchase this Policy if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Policy is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.
Owner Inquiries
If eligible, you may get up-to-date information about your Policy at your convenience with your User ID and password at our website www.northwesternmutual.com where you can access performance information, forms for routine service, and daily values for Policies you own. Eligible Owners may also set up certain electronic payments, make transfers (including as applicable Dollar-Cost Averaging and/or Portfolio Rebalancing) and change the allocation of future Premium Payments online, subject to our administrative procedures. For enrollment information, please visit our website www.northwesternmutual.com. Please note that electronic devices may not always be available. Any electronic device, whether it is yours, your service provider’s, your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request or payment. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request or payment in writing to our Home Office. Electronic requests or payments are deemed to be received by us upon receipt at the electronic location designated by us in our procedures. If you have questions about surrendering your Policy, please contact your Financial Representative or call (866) 464-3800. To file a claim, please call your Financial Representative or Life Benefits at (800) 635-8855.
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Illustrations
Your Northwestern Mutual Financial Representative will provide you an illustration for your Policy upon your request when you apply for a Policy and while your Policy is in force. When you apply for a Policy, the illustrations will be based on the information you give us about the proposed Insured and will reflect such factors as the Specified Amount, Death Benefit option and Premium Payments that you select. While the Policy is in force, the illustrations will reflect the performance of your Policy to date. Illustrations show how the Death Benefit and Policy Value for a Policy would vary based on hypothetical future investment results. These should be based upon realistic expectations given your own individual situation.
Illustrations for variable life insurance policies do not project or predict investment results. The illustrated values assume that non-guaranteed elements such as dividends, Policy charges and level investment returns will not change. Given the volatility of the securities markets over time, the illustrated scenario is unlikely to occur and actual values, death benefits, and certain expenses (which may vary with the investment performance of the Portfolios) will be more or less than those illustrated. In addition, the actual timing and amounts of payments, deductions, expenses and any values removed from the Policy will also impact product performance. Due to these variations, even a Portfolio that averaged the same return as illustrated will produce values which will be more or less than those which were originally illustrated. We reserve the right to charge for Illustrations in excess of one per Policy year (see “Charges and Deductions.”)
Tax Considerations
General The following discussion provides a general description of federal tax considerations relating to the Policy. The discussion is based on current provisions of the Internal Revenue Code (“Code”) as currently interpreted by the Treasury Department and the Internal Revenue Service (“IRS”). The discussion is not exhaustive, it does not address the likelihood of future changes in federal tax law or interpretations thereof, and it does not address state or local tax considerations, which may be significant in the purchase and ownership of a Policy.
Depending on the circumstances, the exchange of a Policy, a Policy loan (including the addition of unpaid loan interest to a Policy loan), or a change in ownership or an assignment of the Policy, or an interest in the Policy, may have federal income tax consequences. In addition, federal, state and local transfer, estate, inheritance, and other tax consequences of Policy ownership, premium payments and receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary. If you contemplate any such transaction you should consult a qualified tax adviser.
This tax discussion is intended to describe the tax consequences associated with your Policy. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor.
There is no additional tax benefit if the Policy is purchased through a tax-qualified plan.
Life Insurance Qualification Section 7702 of the Code defines life insurance for federal income tax purposes. Under Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a Guideline Premium/Cash Value Corridor Test (“GLPT”) or a Cash Value Accumulation Test (“CVAT”). You must choose either the GLPT or the CVAT before the Policy is issued. Once the Policy is issued, you may not change to a different test. The Death Benefit may vary depending on which test is used.
The definitional tests under the Code are based on the Commissioner's Standard Ordinary (CSO) mortality tables in effect when the Policies were issued. The test applied to your policy is based on the 2017 CSO mortality tables.
The GLPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into the Policy. The corridor requires that the Death Benefit be at least a certain percentage (varying each year by age of the Insured, or younger Insured in the case of survivorship life policies) of the Policy Value. The CVAT does not have a premium limit, but does have a corridor that requires that the Death Benefit be at least a certain percentage of the Policy Value, with the percentage varying based on factors including but not limited to the age, sex and underwriting classification of the Insured, or in the case of survivorship life insurance, of the younger Insured. The corridor under the CVAT is different from the corridor under the GLPT. Specifically, the CVAT corridor generally requires more Death Benefit in relation to Policy Value than is required by the GLPT corridor. Therefore, as your Policy Value increases your Death Benefit may increase more rapidly in the Policy’s earlier years under CVAT than it would under GLPT. The increase to the Death Benefit is more likely if premiums are paid to or in excess of the longest Death Benefit Guarantee premium. We have designed the Policy to comply with these rules. We will return premiums that would cause a Policy to be disqualified as life insurance, or we may take any other action that may be necessary for the Policy to qualify as life insurance for tax purposes.
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In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more premiums to be contributed to a Policy, but may require the Policy to have a higher Death Benefit relative to the Policy Value, which may increase the Cost of Insurance charges, especially in the Policy’s later years.
As provided by Section 817(h) of the Code, the Secretary of the Treasury has set standards for diversification of the investments underlying variable life insurance policies. Failure to meet the diversification requirements would disqualify your Policy as life insurance for purposes of Section 7702 of the Code. We believe that your Policy complies with the provisions of Sections 7702 and 817(h) of the Code, but the application of these rules is not entirely clear. We may make changes to your Policy if necessary for the Policy to qualify as life insurance for tax purposes.
IRS Rev. Ruls. 2003-91 and 2003-92 provide guidance on when an Owner’s control of Separate Account assets will cause the Owner, and not the life insurance company, to be treated as the owner of those assets. Important indicators of investor control are the ability of the Owner to select the investment advisor, the investment strategy or the particular investments of the Separate Account. If the Owner of a Policy were treated as the owner of the assets held in the Separate Account, the income and gains related to those assets would be included in the Owner’s gross income for federal income tax purposes. We believe that we own the assets of the Separate Account under current federal income tax law. We reserve the right to make modifications to the Policy, as necessary and appropriate under applicable law and the terms of the Policy, to prevent an Owner from being treated as the Owner of the Separate Account assets supporting the Policy.
Tax Treatment of Life Insurance While a Policy is in force, increases in the Policy Value as a result of investment experience are not subject to federal income tax until there is a distribution as defined by the Code. The Death Benefit received by a beneficiary will generally not be subject to federal income tax.
So long as your Policy is not classified as a MEC (see “Modified Endowment Contract”), the proceeds from a surrender or withdrawal will generally be taxable only to the extent that the proceeds exceed the Investment in the Contract, which is defined by Code §72(e)(6) and is sometimes called the (“Cost Basis”) of the Policy. The Cost Basis of the Policy is generally equal to the premiums and other consideration paid for the contract less any amounts previously received as tax-free distributions. Dividends paid in cash, if any, are generally taxed as withdrawals with a resulting reduction in Cost Basis. However, dividends applied to purchase additional insurance or used to increase Policy Value are generally not taxable. In certain circumstances, a withdrawal of Policy Value during the first 15 Policy Years may be taxable to the extent that the Policy Value exceeds the Cost Basis of the Policy. This means that the amount withdrawn may be taxable even if that amount is less than the Cost Basis of the Policy.
Unless the Policy is a MEC a loan received under your Policy will not be treated as a distribution subject to current federal income tax. If the Policy remains in force until the death of the Insured or, in the case of joint life insurance, the second death, the Policy Debt will be repaid from the Death Benefit. However, if the Policy terminates by any method other than death, the Policy Debt will be repaid from the Policy Value of the Policy, and the total Policy Value, including the total amount of the Policy Debt, will be taxable to the extent it exceeds the Cost Basis of the Policy. If the extended term insurance nonforfeiture option is available in your Policy, and it lapses to extended term insurance, the Policy Debt will be repaid from Policy Value of the Policy and the Policy Debt repayment will be treated as income and taxable to the extent it exceeds Policy’s Cost Basis.
Caution must be used when taking cash out of a Policy through Policy loans. If interest is not paid annually, it is added to the principal amount and the total Policy Debt will continue to increase for as long as the loan is maintained on the Policy. In extreme situations, Owners can face what is called the “surrender squeeze.” The surrender squeeze occurs if the Policy Debt becomes too large when compared to the unborrowed Policy Value, less the applicable surrender charge, is insufficient to cover the Monthly Policy Charges, thereby causing the Policy to lapse. As described above, if your Policy lapses with outstanding Policy Debt, you will have an income tax liability to the extent the Policy Debt exceeds the Policy Cost Basis. This means that you may have to pay income tax for a year in which you did not receive any cash from the Policy.
Interest paid by individual Owners of a Policy will ordinarily not be deductible. You should consult a qualified tax advisor as to the deductibility of interest paid, or accrued, by business Owners of a Policy. (See “Business-Owned Life Insurance”).
Subject to the agreement of the Company, and the Owner meeting any conditions set by the Company, a Policy may be exchanged tax-free for another life insurance policy covering the same Insured or an annuity contract with the same owner (or, in the case of an annuity owned by a non-natural owner, if the annuitant is the same as the life insurance policy insured). The Code also allows certain policies to be exchanged for stand-alone and certain combination long-term care policies on a tax-free basis. Policies that are exchanged for life insurance policies after 2019 may only be exchanged for life insurance policies using 2017 CSO mortality tables. Any cash received or loan repaid in an exchange will be taxed to the extent of the gain in the Policy (i.e., on a gain-first basis).
Ownership of a Policy, or an interest in the Policy, may be transferred. If the transfer is for a valuable consideration, it is taxable to the extent the sales proceeds or fair market value of property received exceed the basis of the Policy. The transfer of a Policy with a loan in excess of Policy’s basis is considered a sale to the extent of the loan, and the loan is treated as “sales proceeds” paid to the transferor. The basis used to determine the gain or loss when a Policy, or an interest in a Policy, is transferred may be different than the Cost Basis used to determine the taxable amount for Policy distributions and/or surrenders.
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The general rule is that if a Policy, or an interest in a Policy were transferred for valuable consideration, the death benefit may be taxable as ordinary income to the extent it exceeds the sum of the purchase price and subsequent premiums paid by the new owner. However, the death benefit may not be taxable if both of the following criteria are satisfied:
1.
The transfer was not a “Reportable Policy Sale,” and
2.
Either:
a.
The transferee is the insured, a partner of the insured, a partnership in which the insured is a partner or a corporation in which the insured is a shareholder or officer, or
b.
The transferee’s basis for determining gain or loss is determined, in whole or in part, by reference to the Transferor’s basis.
A Reportable Policy Sale is defined by Code section 101(a)(3), which was enacted in 2017 as part of the Tax Cuts and Jobs Act. Generally, a Reportable Policy Sale occurs when a Policy or an interest in the Policy is transferred, directly or indirectly, for valuable consideration and the acquirer does not have a “substantial family, business, or financial relationship with the insured apart from the acquirer’s interest in” the Policy. An example of an indirect transfer is an acquisition of an interest in a partnership that owns the Policy. If a Reportable Policy Sale occurs, the acquirer and the insurance company are required to send information about the sale to the IRS and the transferor.
Whether the death benefit of any particular policy will be subject to income taxation because of transfers prior to the insured’s death will depend on specific facts. You should seek qualified tax advice if you plan a transfer of an interest in a life insurance policy.
Where the Policy Value is distributed as periodic payments under a payment plan, part or all of the taxable payments may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). Under final regulations issued by the IRS, “net investment income” may, among other things, include the transfer of a life insurance policy that constitutes a sale, interest paid on the death benefit and taxable distributions from life insurance policies held in arrangements that constitute “passive activities”. You should seek qualified tax advice.
Modified Endowment Contracts (MEC) A modified endowment contract (“MEC”) is a type of life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts. A MEC has less-favorable tax treatment because it is considered to be too investment oriented. Generally, a Policy will be classified as a MEC if the cumulative premiums paid during the first seven Policy Years after issue, or after a “material change” (described below), exceed the policy’s “seven-pay” limit. The seven-year time period is commonly referred to as the “seven-pay period”. Code Section 7702A defines the seven-pay limit as the sum of the premiums paid (net of expense and administrative charges) that would have to be paid in order for the Policy to be fully paid-up after seven level annual payments, based on defined interest and mortality assumptions. If premiums in excess of the seven-pay limit are paid during a seven-pay period, a Policy will be a MEC. However, a policy will not be a MEC if the excess premiums are refunded, with interest, within 60 days after the end of the Policy Year in which they are paid. For purposes of measuring this 60-day refund period, the term “Policy Year” refers to the year that starts on the date of a material change if that date is different than the Policy Date. If excess premium is refunded, all Policy values are recalculated as though the excess premium had never been paid.
A Policy can also become a MEC if the benefits under the Policy are reduced during the seven-pay period. If such a reduction occurs, the seven-pay premium limit will be redetermined based on the reduced level of benefits. All premiums paid during the seven-pay period must be retroactively tested against the new, lower, seven-pay limit. If the premiums previously paid are greater than the recalculated seven-pay limit, the Policy will become a MEC. This means that a reduction of Policy benefits can result in a MEC because of premiums paid in prior years even if those premiums did not exceed the policy’s seven-pay limit at the time they were paid. A reduction in benefits includes a decrease in the amount of coverage, the termination or reduction of certain riders, a withdrawal or any other action resulting in a surrender of Policy Value to you according to the terms of the Policy, an election for the Paid-up insurance option or, in some cases, a lapsing of the Policy where the Policy is not reinstated within 90 days. In the case of joint life Policies, the reduction test must be applied during the lifetime of either insured rather than only during seven-pay periods. Additionally, in the case of joint life policies, all premiums paid since the policy were issued are retroactively tested against the new MEC limit.
A life insurance policy which is received in exchange for a MEC will also be considered a MEC.
Whenever there is a “material change” under a Policy, it will generally be treated as a new contract for purposes of determining whether the Policy is a MEC. This means that a new seven-pay period begins with a new seven-pay limit. The new seven-pay limit is determined by taking into account the Policy Value of the Policy at the time of such change. A material change could
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occur as a result of certain changes to the benefits or terms of the Policy, such as a change in a death benefit option or a change in the Insured(s), if allowable under your Policy. A material change could occur as a result of an increase in the death benefit, the addition of a benefit or the payment of a premium after the seven-pay period, which could be considered “unnecessary” under the Code.
If a Policy is a MEC, any distribution from the Policy will be treated as a distribution of gain first, subject to ordinary income taxation. Distributions for this purpose include a loan, a withdrawal of Policy Value, a surrender of the Policy, and dividends paid in cash. Distributions taken within the two-year period prior to a Policy becoming a MEC may also be taxed under the MEC tax rules. The Policy Cost Basis is increased to the extent a loan is a taxable distribution from a MEC. For these purposes, the term “loan”, includes an increase in Policy Debt due to accrued but unpaid loan interest, or an assignment or pledge of the policy to secure a loan. For purposes of determining the taxable portion of any distribution, all MECs issued by Northwestern Mutual to the same Owner (excluding certain qualified plans) during any calendar year are to be aggregated. The Secretary of the Treasury has authority to prescribe additional rules to prevent avoidance of gain-first taxation on distributions from MECs.
A 10% penalty tax will apply to the taxable portion of a distribution from a MEC. The penalty tax will not, however, apply to distributions (i) to taxpayers 59 ½ years of age or older, (ii) in the case of a disability (as defined in the Code) or (iii) received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the survivorship lives (or survivorship life expectancies) of the taxpayer and the taxpayer’s beneficiaries. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.
Estate Tax and Generation Skipping Transfer Taxes If the Insured owns, or has any incidents of ownership in, the Policy, the amount of the Death Benefit will generally be includible in the Insured’s estate for purposes of the federal estate tax and any applicable state inheritance tax. If a Policy is a survivorship life Policy, the Death Benefit will be includible in the estate of the second of the Insureds to die, if that individual owned, or had any incidents of ownership in, the Policy at the time of death. In some circumstances, the Death Benefit of a policy may be included in an Insured’s estate even if not owned at the time of death. This may occur if the Insured transferred an ownership interest, or an incident of ownership, in a policy within three years of death. If the Owner dies, but an Insured is still alive, the fair market value of the Policy will be includible in the Owner’s estate. With appropriate estate planning, an unlimited marital deduction may permit deferral of federal estate and gift taxes until the death of the Owner’s surviving spouse.
If ownership of the Policy is transferred, either directly or in trust, to a person two or more generations younger than the Owner, the value of the Policy may be subject to a generation skipping transfer tax.
Business-Owned Life Insurance Business-owned life insurance may be subject to certain additional rules. Section 101(j) of the Code provides that a portion of the Death Benefit payable under business-owned life insurance in which the business is also the beneficiary will be taxable to the extent it exceeds the premiums or other consideration the business paid for the policy. This rule does not apply if (i) the insured is an eligible employee and (ii) certain notice and consent requirements were satisfied before the policy was issued. Generally, an eligible employee is someone who was an employee at any time during the 12-month period before death, a director, a person who owns more than 5% of the business, an employee earning more than $120,000 annually (increased for cost of living), one of the highest 5 paid officers or an employee who is among the highest paid 35% of employees. The law also imposes an annual reporting and record-keeping obligation on the employer. Increases in Policy Value may also be subject to tax under the corporation alternative minimum tax provisions.
Section 264(a)(1) of the Code generally disallows a deduction for Premium Payments on Policies by anyone who is directly or indirectly a beneficiary under the Policy. Interest on debt that is related to or is incurred to purchase or carry life insurance might be deductible in certain, limited, circumstances set forth in Code Section 264. For example, interest paid or accrued for up to an aggregate of $50,000 of indebtedness with respect to life insurance covering a “key person” may be deductible. Generally, a key person is defined as an officer or a 20% owner. However, the number of key persons will be limited to the greater of (a) five individuals, or (b) the lesser of 5% of the total officers and employees of the taxpayer or 20 individuals. Deductible interest for these Policies will be subject to limits based on current market rates.
In addition, if a business owns life insurance with cash value, Section 264(f) may disallow a portion of a business’s non-life insurance related interest deduction. The disallowance is based on a ratio that compares the amount of unborrowed life insurance Cash Surrender Value (as defined by Code §264(f)) to the adjusted basis of other business assets. Certain policies may be excluded from the disallowance calculation. These include policies held by natural persons unless the business is a direct or indirect beneficiary under the policy and policies owned by a business and insuring an individual who at the time the policy is issued is an employee, director, officer or 20% owner (as well as survivorship life policies insuring 20% owners and their spouses). The IRS has ruled that a policy received in a tax-free exchange is newly issued for this purpose.
The IRS has ruled privately that losses in business-owned life insurance could be deducted upon the surrender of the policy if there was no reasonable prospect of recovery, but that the losses would be calculated by reducing the basis of the policy by the annual cost of the insurance protection provided by the policy. Private rulings apply only to the taxpayer who receives the ruling but may be indicative of the IRS’s thinking on an issue.
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Special rules under the Code govern how life insurance companies calculate income tax deductions. Under these rules the annual increase in the cash value of life insurance policies owned by life insurance companies may limit the company’s deductions, resulting in an overall increase in its taxable income.
Split Dollar Arrangements Life insurance purchased under a split dollar arrangement is subject to special tax rules. Treasury regulations regarding the taxation of split dollar arrangements apply only to arrangements entered into or materially changed after September 17, 2003. The regulations provide that such split dollar arrangements must be taxed under one of two mutually exclusive tax regimes depending on the ownership of the underlying life insurance policy. Collateral assignment split dollar arrangements, in which the employee owns the policy, must be taxed under a loan regime. Where such an arrangement imposes a below market interest rate or no interest rate, the employee is taxed on the imputed interest under Section 7872 of the Code. Endorsement split dollar arrangements, in which the employer owns the policy, must be taxed under an economic benefit regime. Under this regime, the employee is taxed each year on (i) the value of the current life insurance protection provided to the employee, (ii) the increase in the amount of policy cash value to which the employee has current access, and (iii) the value of any other economic benefits provided to the employee during the taxable year.
Under the Sarbanes-Oxley Act of 2002, it is a criminal offense for an employer with publicly traded stock to extend or arrange a personal loan to a director or executive officer after July 30, 2002. One issue that has not been clarified is whether each premium paid by such an employer under a split dollar arrangement with a director or executive officer is a personal loan subject to this law.
Section 409A of the Code imposes requirements for non-qualified deferred compensation plans with regard to the timing of deferrals, distribution triggers, funding mechanisms and reporting requirements. Non-qualified deferred compensation plans that fail to meet these conditions are taxed currently on all compensation previously deferred and interest earned thereon and are assessed an additional 20% penalty. The law does not limit the use of life insurance as an informal funding mechanism for non-qualified deferred compensation plans, but IRS Notice 2007-34 treats certain split dollar arrangements as non-qualified deferred compensation plans that must comply with the new rules.
Valuation of Life Insurance Special valuation rules apply to Policies distributed from a qualified plan to a participant or transferred by an employer to an employee. IRS Rev. Proc. 2005-25 provides safe harbor formulas for valuing variable and non-variable life insurance. Generally, the safe harbor value is the greater of (i) the sum of the interpolated terminal reserve, any unearned premiums, and a pro rata portion of the estimated dividends for the Policy Year; or (ii) the cash value without reduction for surrender charges (but adjusted by a surrender factor for policies distributed from qualified plans) multiplied by a factor specified in Rev. Proc. 2005-25. These rules do not apply to split dollar arrangements entered into on or before September 17, 2003 and not materially modified thereafter.
Other Tax Considerations Under Code Section 6011, taxpayers are required to annually report all “reportable transactions”. Regulations under Code Section 6011 provide a list of several types of reportable transactions, some of which may involve life insurance policies. For example, in some circumstances a reportable transaction might exist if life insurance is owned by a welfare benefit plan. “Reportable transactions” also include transactions that create significant differences between the amount of any item for purposes of determining income, gain, expense or loss for tax purposes differs by more than $10 million, on a gross basis, from the amount of the item for purposes for book purposes. However, Rev. Proc. 2004-67 held that the purchase of life insurance policies that creates such a difference does not, by itself, constitute a “reportable transaction.” The rules related to reportable transactions are complicated and you should consult a qualified tax advisor before purchasing any insurance policy as part of a transaction.
Distribution of the Policy
We sell the Policy through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934, an investment adviser registered with the SEC, and is a member of the Financial Industry Regulatory Authority (FINRA) and SIPC. You may obtain information about SIPC, including the SIPC brochure, by contacting SIPC at (202) 371-3800 or visiting its website at www.SIPC.org. NMIS is the principal underwriter and distributor of the Policy and has entered into a Distribution Agreement with us.
Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that
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NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company. For more information on commission amounts see “Charges and Deductions—Commissions Paid to Financial Representatives.”
Because registered representatives of NMIS are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, registered representatives of NMIS who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products can qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Policies help registered representatives and/or their managers qualify for such compensation and benefits. Certain registered representatives of NMIS may receive other payments from us for the recruitment, training, development, and supervision of financial representatives, production of promotional literature and similar services.
Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy. NMIS registered representatives receive ongoing servicing compensation related to the Policies, but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.
Glossary of Terms
APPLICATION
The form completed by the applicant when applying for coverage under the Policy. This includes any:
1. amendments or endorsements;
2. supplemental Applications;
3. reinstatement Applications; and
4. Policy change Applications.
ATTAINED AGE
The Insured’s Issue Age listed in the Policy schedule pages, plus the number of complete Policy Years that have elapsed since the Policy Date.
CASH SURRENDER VALUE
An amount equal to the Policy Value minus the sum of Policy Debt and any surrender charge. Please note that in certain contexts outside of the Prospectus, such as sales literature, notices and/or other materials, the term Accumulated Value After Loan and Surrender Charge may be used in place of Cash Surrender Value. In some circumstances, the terms Accumulated Value After Loan, Accumulated Value After Surrender Charge, or Net Accumulated Value may be used to describe your Cash Surrender Value, as appropriate.
CODE
The Internal Revenue Code of 1986, as amended.
COMPANY
The Northwestern Mutual Life Insurance Company.
CONTRACT FUND VALUE
An amount equal to amounts in the Divisions but does not include Policy Debt. Please note that in certain contexts outside of the Prospectus, such as sales literature, notices and/or other materials, the term Accumulated Value may be used in place of Contract Fund Value. In some circumstances, the terms Accumulated Value After Loan, Accumulated Value After Surrender Charge, or Net Accumulated Value may be used to describe your Contract Fund Value after deductions for a surrender charge or an outstanding loan, as appropriate.
DATE OF ISSUE
The date on which insurance coverage takes effect and the date on which the suicide and contestable periods begin. The date is shown in the Policy.
DEATH BENEFIT
The gross amount payable to the beneficiary upon the death of the insured, before the deduction of Policy Debt and other adjustments. (See “Life Insurance Benefit” in the Prospectus).
DEATH BENEFIT GUARANTEE GRACE PERIOD
A 61-day period after which the Death Benefit Guarantee will terminate if you do not make a sufficient payment.
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DIVISION
A subdivision of the Separate Account. We invest each Division’s assets exclusively in shares of one Portfolio.
FINANCIAL REPRESENTATIVE
An individual who is authorized to sell you the Policy and who is licensed both as a Northwestern Mutual insurance agent and as a registered representative of our affiliate, Northwestern Mutual Investment Services, LLC, the principal underwriter of the Policy.
FUND
Each Fund is registered under the 1940 Act as an open-end management investment company or as a unit investment trust, or is not required to be registered under the Act. Each Portfolio of the Funds is available as an investment option under the Policy. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.
GENERAL ACCOUNT
All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.
GOOD ORDER
Your request or payment meets all the current requirements necessary for us to process it. For certain requests this may include, as applicable, the return of proceeds, evidence of insurability, underwriting, MEC-limit (or insurance qualification) requirements, any premium payments due, instructions as to payment due dates, or proper completion of certain Northwestern Mutual forms.
GUARANTEED MINIMUM DEATH BENEFIT
The gross amount of death benefit proceeds if the policy is being kept in force by the Death Benefit Guarantee.
HOME OFFICE
Our office at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-4797.
INCOME PLAN
An optional method of receiving the Death Benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan.”
IN FORCE DATE
The date on which the initial Net Premium is transferred from the General Account to the Separate Account after you have met all the conditions necessary for us to proceed with the final issuance of your Policy, such as determination of underwriting classification, receipt of minimum premiums and receipt of all paperwork in Good Order.
INITIAL ALLOCATION DATE
The date identified in the Policy on which we first allocate Net Premium to the Divisions of the Separate Account according to the Owner's instructions.
INITIAL SPECIFIED AMOUNT
The Specified Amount of coverage on the Date of Issue of the Policy.
INSURED
The person named as the Insured on the Application and in the Policy.
INVESTMENT ACCOUNT
Amounts allocated to the Divisions of the Separate Account. Please note that in certain contexts outside of the Prospectus, such as sales literature, notices and/or other materials, the term Contract Fund Value may be used in place of Investment Account.
ISSUE AGE
The Insured’s age on his/her birthday nearest the Policy Date.
LIFE INSURANCE BENEFIT
The net amount payable upon the death of the Insured. The Life Insurance Benefit equals the Death Benefit (or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee) reduced by any outstanding Policy Debt and other adjustments if death occurs during a grace period.
LOAN VALUE
An amount equal to 90% of the Policy Value on the date of the loan less 90% of the surrender charge that would be applicable on the date of the loan less any existing Policy Debt.
MEC
Modified endowment contract as described in Section 7702A of the Internal Revenue Code. A modified endowment contract is a life insurance contract that is considered too investment oriented and is taxed less favorably on lifetime distributions than other life insurance contracts. See the “Tax Considerations” section for more detailed information.
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MONTHLY POLICY CHARGE
The amount equal to the sum of:
1. the monthly cost of insurance charge;
2. the monthly percent of contract fund value charge;
3. the monthly administrative charge;
4. the monthly Specified Amount charge;
5. the monthly underwriting and issue charge;
6. the monthly cost of any optional benefit, if applicable;
7. the monthly Policy Debt Expense charge, if applicable; and
8. the monthly Death Benefit Guarantee charge, if applicable.
MONTHLY PROCESSING DATE
The first Monthly Processing Date is the Policy Date; thereafter, the Monthly Processing Date is the same day of each month as the Policy Date. If the Monthly Processing Date would otherwise fall on the 29th, 30th, or 31st of the month, monthly processing will occur on that day or on the last day of the month if the month does not have that day.
NET PREMIUM(S)
The amount of Premium Payment remaining after the Premium Expense Charges have been deducted.
NORTHWESTERN MUTUAL
The Northwestern Mutual Life Insurance Company.
NYSE
New York Stock Exchange.
OWNER (You, Your)
The person named in the Application as the Owner, or the person who becomes Owner by transfer or succession.
POLICY
Your Variable Universal Life Plus (New York) policy issued by Northwestern Mutual through the Separate Account.
POLICY ANNIVERSARY
The same day and month as the Policy Date in each year following the first Policy Year.
POLICY DATE
The date shown on the Policy Schedule Page from which the following are computed:
1. Policy Year;
2. Policy Anniversary;
3. Monthly Processing Date;
4. the Issue Age of each Insured.
5. the Issue Age of Insured; and
6. the Attained Age of the Insured.
POLICY DEBT
The total amount of all outstanding Policy loans, including both principal and accrued interest.
POLICY GRACE PERIOD
A 61-day period after which a Policy will lapse if you do not make a sufficient payment. This period may be longer if mandated by the State of New York.
POLICY VALUE
The sum of Contract Fund Value and Policy Debt. Please note that in certain contexts outside of the Prospectus, such as sales literature, notices and/or other materials, the term Accumulated Value may be used in place of Policy Value. In some circumstances, the terms Accumulated Value After Loan, Accumulated Value After Surrender Charge, or Net Accumulated Value may be used to describe your Policy Value or an outstanding loan, as appropriate.
POLICY YEAR
A year that starts on the Policy Date or on a Policy Anniversary.
PORTFOLIO
A series of a Fund available for investment under the Policy which corresponds to a particular Division of the Separate Account.
PREMIUM PAYMENTS
All payments you make under the Policy other than loan repayments and transaction fees.
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SELECTED MONTHLY PREMIUM
An amount the Owner selects subject to a maximum permitted amount under the Selected Monthly Premium Benefit.
SEPARATE ACCOUNT
Northwestern Mutual Variable Life Account II.
SPECIFIED AMOUNT
The amount you select, subject to minimums and underwriting requirements we establish, which is used in determining the insurance coverage on an Insured’s life.
SPECIFIED MONTHLY CHARGES
Current Monthly Policy Charges excluding the Monthly Policy Debt Expense Charge and the charge for the Selected Monthly Premium Benefit.
TARGET PREMIUM
An amount based on the Specified Amount, Death Benefit Guarantee Period, any optional benefits, and factors relating to the Insured including but not limited to Issue Age, sex, and underwriting classification, used to compute certain charges. The Target Premium is the dollar amount identified in the Maximum Sales Load section of the Policy schedule pages.
UNIT
An accounting unit of measure representing the value in one or more Divisions of the Separate Account.
UNIT VALUE
The value of a particular Unit at a particular time. Unit Value is analogous, but not the same as, the share price of a Portfolio in which a Division invests. It may fluctuate from one Valuation Period to the next.
VALUATION DATE
Any day the NYSE is open for trading, except for any days specified in the Policy’s Prospectus including any day that a Division's corresponding investment option does not value its shares. A Valuation Date ends when the NYSE closes.
VALUATION PERIOD
The time between the close of trading on the NYSE on a Valuation Date and the close of trading on the next Valuation Date.
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Appendix A—Portfolios Available under Your Policy
The following is a list of Portfolios available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 464-3800 or by sending an email request to vavldocrequest@northwesternmutual.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. Please note that depending on whether your Death Benefit Guarantee is in effect, allocations or transfers into the Government Money Market Division are subject to certain restrictions (see “Restrictions on Amounts in the Government Money Market Division” in the Prospectus).
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc.	0.42%[1]	19.40%	11.99%	14.80%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.58%[1]	14.91%	14.89%	17.07%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.43%[1]	16.59%	12.70%	13.96%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.70%[1]	14.34%	11.77%	11.98%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.19%[1]	17.64%	14.19%	14.58%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.74%[1]	14.58%	9.85%	9.48%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Putnam Investment Management, LLC	0.50%[1]	14.43%	8.63%	8.87%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.57%[1]	14.48%	11.31%	10.64%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.54%[1]	8.32%	2.51%	7.81%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.24%[1]	7.24%	8.85%	10.44%
Long-term growth of capital; current income is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.71%[1]	9.16%	8.96%	9.25%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.56%	6.93%	1.29%	8.82%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.26%	5.78%	6.98%	9.48%
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc.	0.87%[1]	7.41%	6.22%	9.15%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.61%[1]	18.70%	6.11%	9.07%
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Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.58%[1]	22.98%	5.89%	7.81%
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%[1]	38.35%	10.31%	6.65%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.78%[1]	34.19%	1.26%	6.95%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2,4]	MSA/BlackRock Advisors, LLC	0.33%	4.03%	3.03%	1.96%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.40%	5.70%	2.20%	2.40%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.31%[1]	7.45%	-0.19%	2.25%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	2.45%[1]	6.15%	-7.18%	-0.19%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Managed Portfolio[2] (formerly “Inflation Protection Portfolio”)	MSA/American Century Investment Management, Inc.	0.46%[1]	6.51%	0.92%	2.82%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.46%	8.49%	4.06%	5.95%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.75%[1]	10.00%	1.66%	4.56%
Realize as high a level of total return as is consistent with conservative investment risk, through income and secondarily through capital appreciation	Active/Passive Conservative Portfolio[2]	MSA	0.54%[1]	N/A	N/A	N/A
Realize as high a level of total return as is consistent with reasonable investment risk through appreciation and income	Active/Passive Balanced Portfolio[2] (formerly “Balanced Portfolio”)	MSA	0.44%[1]	12.19%	4.71%	6.76%
Realize as high a level of total return as is consistent with moderate investment risk through appreciation and secondarily through income	Active/Passive Moderate Portfolio[2] (formerly “Asset Allocation Portfolio”)	MSA	0.49%[1]	14.46%	6.36%	8.21%
Realize as high a level of total return as is consistent with aggressive investment risk, primarily through appreciation and some income	Active/Passive Aggressive Portfolio[2]	MSA	0.60%[1]	N/A	N/A	N/A
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Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Long-term growth of capital	Active/Passive Very Aggressive Portfolio[2] (formerly “Active/Passive All Equity Portfolio”)	MSA	0.63%[1]	N/A	N/A	N/A
Growth of capital	American Funds® IS Growth Fund - Class 1A5	Capital Research and Management Company (CRMC)	0.58%	20.24%	13.37%	N/A
Long-term growth of capital	American Funds® IS Global Growth Fund - Class 1A5	CRMC	0.65%[1]	21.63%	8.24%	N/A
Long-term capital appreciation	American Funds® IS New World Fund® - Class 1A5	CRMC	0.82%[1]	28.27%	5.32%	N/A
Provide as high a level of current income as is consistent with the preservation of capital	American Funds® IS The Bond Fund of America® - Class 1A5	CRMC	0.47%[1]	7.24%	-0.14%	N/A
Provide, over the long term, a high level of total return consistent with prudent investment management	American Funds® IS Capital World Bond Fund® - Class 1A5	CRMC	0.73%	9.31%	-2.50%	N/A
Provide a high level of current income; a secondary objective is capital appreciation	American Funds® IS American High-Income Trust® - Class 1A5	CRMC	0.62%[1]	8.19%	5.59%	N/A
Seek to match the performance of the MSCI EAFE Index in U.S. dollars with net dividends as closely as possible before deduction of fund expenses	BlackRock International Index V.I. Fund - Class I6	BlackRock Advisors, LLC	0.27%[1]	31.37%	8.88%	8.18%
Maximize total return, consistent with income generation and prudent investment management	BlackRock Total Return V.I. Fund - Class I6	BlackRock Advisors, LLC/ BlackRock International Limited & BlackRock (Singapore) Limited	0.43%[1]	8.00%	-0.37%	2.18%
Total return	Cantor Fitzgerald Commodity Return Strategy Portfolio – Class 2[7]	O’Connor Alternative Investments, LLC [8]	0.80%[1]	15.68%	10.61%	N/A
Long-term capital appreciation	Columbia VP Small Cap Value Discovery Fund - Class 1[9](formerly “VP Small Cap Value Fund”)	Columbia Management Investment Advisers, LLC	0.91%[1]	14.99%	12.48%	11.48%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[10]	Fidelity Management & Research Company LLC (FMR)[11]	0.55%	11.75%	10.10%	10.59%
Long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio – Initial Class[10]	FMR[11]	0.54%	21.52%	15.37%	15.78%
Capital appreciation	Fidelity® VIP Value Strategies Portfolio - Initial Class[10]	FMR[11]	0.59%	7.99%	12.14%	10.82%
Capital appreciation	Fidelity® VIP Health Care Portfolio - Initial Class[10]	FMR[11]	0.59%	14.39%	4.18%	8.75%
Capital appreciation	Fidelity® VIP Technology Portfolio - Initial Class[10]	FMR[11]	0.56%	23.36%	16.83%	23.76%
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Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Seek to provide investment results that correspond to the aggregate price and interest performance of debt securities in the Bloomberg U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio - Initial Class[10]	FMR [11]	0.14%	6.98%	-0.57%	N/A
Long-term growth of capital	John Hancock Disciplined Value International Trust - Series NAV[12]	John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.79%	41.02%	12.70%	8.97%
Long-term capital appreciation and current income	John Hancock Real Estate Securities Trust - Series NAV[12]	John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%[1]	0.63%	5.77%	5.91%
High level of current income	John Hancock Strategic Income Opportunities Trust - Series NAV[12]	John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%[1]	7.51%	1.61%	3.26%
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Quality Equity Portfolio[13] (formerly “Sustainable Equity Portfolio”)	Neuberger Berman Investment Advisers LLC	0.87%	13.71%	12.83%	12.94%
Long-term growth of capital	U.S. Strategic Equity Fund[14]	Russell Investment Management LLC (RIM)[15]	0.87%[1]	14.43%	10.66%	12.45%
Long-term growth of capital	U.S. Small Cap Equity Fund[14]	RIM[15]	1.06%[1]	8.34%	7.15%	8.98%
Current income and long- term growth of capital	Global Real Estate Securities Fund[14]	RIM[15]	0.90%	8.59%	2.55%	3.57%
Long-term growth of capital	International Developed Markets Fund[14]	RIM[15]	0.95%[1]	28.64%	8.53%	7.51%
Provide total return	Strategic Bond Fund[14]	RIM[15]	0.65%[1]	7.35%	-1.07%	1.77%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[14]	RIM[15]	0.83%[1]	12.24%	3.96%	5.05%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[14]	RIM[15]	0.89%[1]	14.96%	6.39%	6.88%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Aggressive Strategy Fund[14]	RIM[15]	0.95%[1]	17.45%	8.56%	8.59%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Aggressive Strategy Fund[14]	RIM[15]	0.98%[1]	18.47%	9.53%	9.23%
1
This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
2
A series of Northwestern Mutual Series Fund, Inc., for which Mason Street Advisors, LLC, (MSA) our wholly-owned company, serves as investment adviser.
3
Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative. Please note that allocations into the Government Money Market Division are subject to certain restrictions if your Death Benefit Guarantee is in effect (see “Restrictions on Amounts in the Government Money Market Division” in the Prospectus).
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4
Please note that allocations or transfers into the Government Money Market Division are subject to certain restrictions if your Death Benefit Guarantee is in effect. These restrictions include limits on the timing and amounts allocated or transferred to this Division to ensure total amounts in, or percentages allocated or transferred to, this Division do not exceed certain maximum percentages (see "Restrictions on Amounts in the Government Money Market Division" in the Prospectus).
5
A series of American Funds Insurance Series®.
6
The BlackRock International Index V.I. Fund and BlackRock Total Return V.I. Fund are series of BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc., respectively.
7
A series of Cantor Fitzgerald Variable Insurance Trust (formerly “Credit Suisse Trust”).
8
Effective March 31, 2026, O’Connor Alternative Investments, LLC succeeded UBS Asset Management (Americas) LLC as the Portfolio’s investment adviser.
9
A series of Columbia Funds Variable Insurance Trust.
10
The Fidelity® VIP Contrafund® Portfolio is a series of Variable Insurance Products Fund II. The Fidelity® VIP Mid Cap Portfolio and Fidelity® VIP Value Strategies Portfolio are each a series of Variable Insurance Products Fund III. The Fidelity® VIP Health Care Portfolio and Fidelity® VIP Technology Portfolio are each a series of Variable Insurance Products Fund IV. The Fidelity® VIP Bond Index Portfolio is a series of Variable Insurance Products Fund V.
11
The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.
12
A series of John Hancock Variable Insurance Trust.
13
A series of Neuberger Berman Advisers Management Trust.
14
A series of Russell Investment Funds.
15
Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
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Additional Information
More information about your Policy and Separate Account is included in a Statement of Additional Information (“SAI”), which is dated the same day as this Prospectus, is incorporated by reference into this Prospectus, and is available free of charge from The Northwestern Mutual Life Insurance Company. To request a free copy of the Separate Account’s SAI, or current annual report, or to request other information about the Policy or to make investor inquiries, call (866) 464-3800. Under certain circumstances you or your Financial Representative may be able to obtain these documents online at www.nmprospectus.com. Reports and other information about the Separate Account are available on the SEC’s Internet site at www.sec.gov, or they may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Edgar Contract Identifier C000216216
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NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II
May 1, 2026
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Depositor)
720 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
1-866-464-3800
STATEMENT OF ADDITIONAL INFORMATION
Variable Universal Life Plus - New York

This Statement of Additional Information (“SAI”) contains additional information regarding the Variable Universal Life Plus - New York insurance policy (the “Policy”) offered by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). This SAI is not a prospectus, and should be read together with the prospectus for the Policy (the “Prospectus”) dated May 1, 2026. You may obtain a copy of the Prospectus by writing or calling Northwestern Mutual at the address or phone number shown above, or by visiting www.nmprospectus.com. Capitalized terms in this SAI have the same meanings as in the Prospectus for the Policy.
The date of this Statement of Additional Information is May 1, 2026.

DISTRIBUTION OF THE POLICY
Northwestern Mutual Investment Services, LLC (“NMIS”), our wholly-owned company, is the principal underwriter and distributor of the Policy. NMIS is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The Policy is offered on a continuous basis exclusively through our Financial Representatives, who are also registered representatives of NMIS. We do not anticipate discontinuing the offering of the Policy but we reserve the right to do so at any time.
NMIS is the principal underwriter of the Policies for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of variable life insurance policies issued in connection with the Account during the last three fiscal years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable life insurance policies.

Year	Amount
2025	$166,344,953
2024	$147,319,108
2023	$127,322,377
NMIS also provides certain services related to the administration of payment plans under the Policy pursuant to an administrative services contract with Northwestern Mutual. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services.
EXPERTS
The statutory financial statements of The Northwestern Mutual Life Insurance Company as of December 31, 2025 and 2024 and for each of the three years in the period ended December 31, 2025, and the financial statements of Northwestern Mutual Variable Life Account II as of December 31, 2025 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2025

Northwestern Mutual Variable Life Account II

Financial Statements

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2025 (in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division
Assets:
Investments, at fair value
Northwestern Mutual Series Fund, Inc.	$50,557	$100,726	$27,381	$5,492	$1,203,621
American Funds Insurance Series	-	-	-	-	-
BlackRock Variable Series Funds	-	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
John Hancock Variable Insurance Trust	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	50,557	100,726	27,381	5,492	1,203,621

Liabilities:
Due to Northwestern Mutual Life Insurance Company	73	1	100	-	17
Due to Participants	-	-	-	-	-
Total Liabilities	73	1	100	-	17

Total Net Assets	$50,484	$100,725	$27,281	$5,492	$1,203,604

Investments, at cost	$33,168	$83,027	$24,831	$5,525	$872,521
Mutual Fund Shares Held	10,243	21,300	14,381	4,873	111,975
Units Outstanding	220	551	187	135	2,945
Accumulation Unit Value	$229.686303	$182.715018	$145.980943	$40.799051	$408.698720

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division
Assets:
Investments, at fair value
Northwestern Mutual Series Fund, Inc.	$13,344	$124,998	$35,107	$20,629	$203,829
American Funds Insurance Series	-	-	-	-	-
BlackRock Variable Series Funds	-	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
John Hancock Variable Insurance Trust	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	13,344	124,998	35,107	20,629	203,829

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	2	1	2	1
Due to Participants	-	-	-	-	-
Total Liabilities	-	2	1	2	1

Total Net Assets	$13,344	$124,996	$35,106	$20,627	$203,828

Investments, at cost	$13,129	$126,462	$33,476	$21,654	$189,552
Mutual Fund Shares Held	15,027	79,718	19,756	6,755	87,368
Units Outstanding	405	2,330	502	94	1,774
Accumulation Unit Value	$32.973091	$53.649511	$69.988153	$219.337178	$114.873856

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2025 (in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division
Assets:
Investments, at fair value
Northwestern Mutual Series Fund, Inc.	$74,193	$62,377	$110,410	$23,275	$143,355
American Funds Insurance Series	-	-	-	-	-
BlackRock Variable Series Funds	-	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
John Hancock Variable Insurance Trust	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	74,193	62,377	110,410	23,275	143,355

Liabilities:
Due to Northwestern Mutual Life Insurance Company	1	2	-	-	2
Due to Participants	-	-	-	-	-
Total Liabilities	1	2	-	-	2

Total Net Assets	$74,192	$62,375	$110,410	$23,275	$143,353

Investments, at cost	$76,568	$58,181	$103,379	$23,241	$123,310
Mutual Fund Shares Held	48,683	24,347	69,484	11,936	65,221
Units Outstanding	965	562	2,592	301	3,125
Accumulation Unit Value	$76.939667	$111.059508	$42.598863	$77.434521	$45.877239

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division
Assets:
Investments, at fair value
Northwestern Mutual Series Fund, Inc.	$150,698	$197,321	$188,854	$34,601	$18,581
American Funds Insurance Series	-	-	-	-	-
BlackRock Variable Series Funds	-	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
John Hancock Variable Insurance Trust	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	150,698	197,321	188,854	34,601	18,581

Liabilities:
Due to Northwestern Mutual Life Insurance Company	2	2	-	224	-
Due to Participants	-	-	-	-	-
Total Liabilities	2	2	-	224	-

Total Net Assets	$150,696	$197,319	$188,854	$34,377	$18,581

Investments, at cost	$128,021	$149,031	$149,821	$34,601	$18,358
Mutual Fund Shares Held	117,184	92,726	148,587	34,601	17,680
Units Outstanding	7,036	21,393	10,871	681	1,194
Accumulation Unit Value	$21.416615	$9.223653	$17.372625	$50.470550	$15.556454

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2025 (in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Managed Division	High Yield Bond Division	Multi-Sector Bond Division
Assets:
Investments, at fair value
Northwestern Mutual Series Fund, Inc.	$109,270	$6,590	$23,710	$37,835	$75,980
American Funds Insurance Series	-	-	-	-	-
BlackRock Variable Series Funds	-	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
John Hancock Variable Insurance Trust	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	109,270	6,590	23,710	37,835	75,980

Liabilities:
Due to Northwestern Mutual Life Insurance Company	1	-	-	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	1	-	-	-	-

Total Net Assets	$109,269	$6,590	$23,710	$37,835	$75,980

Investments, at cost	$112,715	$6,792	$24,781	$37,878	$74,904
Mutual Fund Shares Held	98,353	10,715	22,711	55,476	74,127
Units Outstanding	412	355	1,321	489	3,119
Accumulation Unit Value	$265.496176	$18.547941	$17.950803	$77.343202	$24.358729

	Active/ Passive Conservative Division	Active/ Passive Balanced Division	Active/ Passive Moderate Division	Active/ Passive Aggressive Division	Active/ Passive Very Aggressive Division
Assets:
Investments, at fair value
Northwestern Mutual Series Fund, Inc.	$283	$13,706	$3,959	$2,448	$6,498
American Funds Insurance Series	-	-	-	-	-
BlackRock Variable Series Funds	-	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
John Hancock Variable Insurance Trust	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	40
Total Assets	283	13,706	3,959	2,448	6,538

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	-	-	-

Total Net Assets	$283	$13,706	$3,959	$2,448	$6,538

Investments, at cost	$288	$13,024	$3,615	$2,420	$6,482
Mutual Fund Shares Held	279	9,720	3,250	2,338	6,113
Units Outstanding	270	39	88	2,262	5,955
Accumulation Unit Value	$1.048073	$349.400146	$44.925643	$1.082205	$1.098085

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2025 (in thousands, except accumulation unit values)

	Growth Division	Global Growth Division	New World Division	The Bond Division of America	Capital World Bond Division
Assets:
Investments, at fair value
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
American Funds Insurance Series	5,740	5,711	3,066	1,138	758
BlackRock Variable Series Funds	-	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
John Hancock Variable Insurance Trust	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	7	-	-	-
Total Assets	5,740	5,718	3,066	1,138	758

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	-	-	-

Total Net Assets	$5,740	$5,718	$3,066	$1,138	$758

Investments, at cost	$5,569	$5,542	$2,963	$1,170	$775
Mutual Fund Shares Held	41	148	95	120	75
Units Outstanding	5,065	5,067	2,697	1,089	739
Accumulation Unit Value	$1.133110	$1.128521	$1.136777	$1.044694	$1.025277

	American High-Income Trust Division	International Index V.I. Division	Total Return V.I. Division	CVP Small Cap Value Division	Credit Suisse Trust Commodity Return Strategy Division
Assets:
Investments, at fair value
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
American Funds Insurance Series	1,011	-	-	-	-
BlackRock Variable Series Funds	-	13,624	456	-	-
Columbia Funds Variable Insurance Trust	-	-	-	2,144	-
Credit Suisse Trust	-	-	-	-	74,536
Fidelity Variable Insurance Products Fund	-	-	-	-	-
John Hancock Variable Insurance Trust	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	2	-	-
Total Assets	1,011	13,624	458	2,144	74,536

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	1	-	-	1
Due to Participants	-	-	-	-	-
Total Liabilities	-	1	-	-	1

Total Net Assets	$1,011	$13,623	$458	$2,144	$74,535

Investments, at cost	$1,058	$13,171	$456	$2,105	$74,334
Mutual Fund Shares Held	109	1,044	45	169	3,723
Units Outstanding	957	12,281	436	1,806	9,659
Accumulation Unit Value	$1.056051	$1.109302	$1.051083	$1.187042	$7.716443

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2025 (in thousands, except accumulation unit values)

	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Fidelity VIP Value Strategies Division	Fidelity VIP Healthcare Division	Fidelity VIP Technology Division
Assets:
Investments, at fair value
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
American Funds Insurance Series	-	-	-	-	-
BlackRock Variable Series Funds	-	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Fidelity Variable Insurance Products Fund	40,754	139,829	3,024	378	5,367
John Hancock Variable Insurance Trust	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	5	-	127
Total Assets	40,754	139,829	3,029	378	5,494

Liabilities:
Due to Northwestern Mutual Life Insurance Company	1	3	-	2	-
Due to Participants	-	-	-	-	-
Total Liabilities	1	3	-	2	-

Total Net Assets	$40,753	$139,826	$3,029	$376	$5,494

Investments, at cost	$39,480	$118,177	$3,053	$368	$5,255
Mutual Fund Shares Held	1,086	2,335	190	10	113
Units Outstanding	357	1,942	2,675	310	4,621
Accumulation Unit Value	$114.000450	$71.987452	$1.132373	$1.214403	$1.189176

	Fidelity VIP Bond Index Division	Disciplined Value International Trust Division	Real Estate Securities Trust Division	Strategic Income Opportunities Trust Division	AMT Quality Equity Division
Assets:
Investments, at fair value
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
American Funds Insurance Series	-	-	-	-	-
BlackRock Variable Series Funds	-	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Fidelity Variable Insurance Products Fund	77	-	-	-	-
John Hancock Variable Insurance Trust	-	1,730	2,243	7	-
Neuberger Berman Advisers Management Trust	-	-	-	-	73,958
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	7	5	-	-
Total Assets	77	1,737	2,248	7	73,958

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	2
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	-	-	2

Total Net Assets	$77	$1,737	$2,248	$7	$73,956

Investments, at cost	$77	$1,712	$2,264	$7	$57,011
Mutual Fund Shares Held	8	97	112	1	1,730
Units Outstanding	74	1,532	2,197	6	1,352
Accumulation Unit Value	$1.037700	$1.134203	$1.022922	$1.044440	$54.693942

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2025 (in thousands, except accumulation unit values)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	Global Real Estate Securities Division	International Developed Markets Division	Strategic Bond Division
Assets:
Investments, at fair value
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
American Funds Insurance Series	-	-	-	-	-
BlackRock Variable Series Funds	-	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
John Hancock Variable Insurance Trust	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	9,081	6,460	99,988	29,565	37,313
Due from Northwestern Mutual Life Insurance Company	10	-	-	34	-
Total Assets	9,091	6,460	99,988	29,599	37,313

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	1	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	1	-	-

Total Net Assets	$9,091	$6,460	$99,987	$29,599	$37,313

Investments, at cost	$7,650	$6,439	$98,411	$25,457	$39,458
Mutual Fund Shares Held	412	447	7,240	2,116	4,289
Units Outstanding	154	109	1,572	817	1,347
Accumulation Unit Value	$59.063921	$59.517751	$63.592642	$36.225708	$27.705348

	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Aggressive Strategy Division	LifePoints Equity Aggressive Strategy Division
Assets:
Investments, at fair value
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-
American Funds Insurance Series	-	-	-	-
BlackRock Variable Series Funds	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-
Credit Suisse Trust	-	-	-	-
Fidelity Variable Insurance Products Fund	-	-	-	-
John Hancock Variable Insurance Trust	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-
Russell Investment Funds	786	8,719	3,983	1,868
Due from Northwestern Mutual Life Insurance Company	-	-	2	-
Total Assets	786	8,719	3,985	1,868

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	3
Due to Participants	-	-	-	-
Total Liabilities	-	-	-	3

Total Net Assets	$786	$8,719	$3,985	$1,865

Investments, at cost	$710	$8,000	$3,513	$1,578
Mutual Fund Shares Held	77	838	355	167
Units Outstanding	34	331	138	66
Accumulation Unit Value	$22.894820	$26.347710	$28.800587	$28.245345

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

For the Year Ended December 31, 2025 (in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division
Income:
Dividend income	$40	$-	$149	$26	$11,196
Net investment income (loss)	40	-	149	26	11,196

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,654	2,789	528	(24)	19,684
Realized gain distribution	813	12,452	3,622	616	36,118
Realized gains (losses)	2,467	15,241	4,150	592	55,802

Change in unrealized appreciation/(depreciation) of investments during the period	5,680	(2,167)	(382)	102	107,499

Net increase (decrease) in net assets resulting from operations	$8,187	$13,074	$3,917	$720	$174,497

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division
Income:
Dividend income	$272	$2,084	$573	$-	$2,229
Net investment income (loss)	272	2,084	573	-	2,229

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(154)	(242)	13	(25)	695
Realized gain distribution	638	9,836	2,838	3,369	11,935
Realized gains (losses)	484	9,594	2,851	3,344	12,630

Change in unrealized appreciation/(depreciation) of investments during the period	815	3,740	692	(1,806)	(1,047)

Net increase (decrease) in net assets resulting from operations	$1,571	$15,418	$4,116	$1,538	$13,812

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division
Income:
Dividend income	$1,682	$-	$1,198	$168	$1,174
Net investment income (loss)	1,682	-	1,198	168	1,174

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(242)	(369)	(339)	(208)	1,339
Realized gain distribution	4,438	2,997	5,119	2,119	4,909
Realized gains (losses)	4,196	2,628	4,780	1,911	6,248

Change in unrealized appreciation/(depreciation) of investments during the period	(27)	2,059	784	(390)	13,859

Net increase (decrease) in net assets resulting from operations	$5,851	$4,687	$6,762	$1,689	$21,281

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

For the Year Ended December 31, 2025 (in thousands)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division
Income:
Dividend income	$2,376	$4,616	$1,953	$1,368	$566
Net investment income (loss)	2,376	4,616	1,953	1,368	566

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	607	1,958	1,112	-	170
Realized gain distribution	1,963	1,913	-	2	-
Realized gains (losses)	2,570	3,871	1,112	2	170

Change in unrealized appreciation/(depreciation) of investments during the period	21,851	46,128	44,897	-	72

Net increase (decrease) in net assets resulting from operations	$26,797	$54,615	$47,962	$1,370	$808

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Managed Division	High Yield Bond Division	Multi-Sector Bond Division
Income:
Dividend income	$4,525	$215	$954	$2,159	$3,918
Net investment income (loss)	4,525	215	954	2,159	3,918

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,529)	11	(228)	(246)	(404)
Realized gain distribution	-	-	-	-	-
Realized gains (losses)	(1,529)	11	(228)	(246)	(404)

Change in unrealized appreciation/(depreciation) of investments during the period	4,095	168	575	945	3,092

Net increase (decrease) in net assets resulting from operations	$7,091	$394	$1,301	$2,858	$6,606

	Active/ Passive Conservative Division*	Active/ Passive Balanced Division	Active/ Passive Moderate Division	Active/ Passive Aggressive Division*	Active/ Passive Very Aggressive Division*
Income:
Dividend income	$8	$370	$86	$38	$81
Net investment income (loss)	8	370	86	38	81

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	-	(35)	38	-	43
Realized gain distribution	2	319	102	38	122
Realized gains (losses)	2	284	140	38	165

Change in unrealized appreciation/(depreciation) of investments during the period	(5)	778	279	28	17

Net increase (decrease) in net assets resulting from operations	$5	$1,432	$505	$104	$263

* For the period July 1, 2025 (commencement of operations) to December 31, 2025.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

For the Year Ended December 31, 2025 (in thousands)

	Growth Division*	Global Growth Division*	New World Division*	The Bond Division of America*
Income:
Dividend income	$-	$58	$30	$38
Net investment income (loss)	-	58	30	38

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	10	9	5	1
Realized gain distribution	-	-	-	-
Realized gains (losses)	10	9	5	1

Change in unrealized appreciation/(depreciation) of investments during the period	171	169	103	(32)

Net increase (decrease) in net assets resulting from operations	$181	$236	$138	$7

	Capital World Bond Division*	American High-Income Trust Division*	International Index V.I. Division*	Total Return V.I. Division*
Income:
Dividend income	$19	$53	$423	$2
Net investment income (loss)	19	53	423	2

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	-	-	9	1
Realized gain distribution	-	-	-	-
Realized gains (losses)	-	-	9	1

Change in unrealized appreciation/(depreciation) of investments during the period	(17)	(47)	453	-

Net increase (decrease) in net assets resulting from operations	$2	$6	$885	$3

	CVP Small Cap Value Division*	Credit Suisse Trust Commodity Return Strategy Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division
Income:
Dividend income	$-	$2,642	$167	$181
Expenses:
Mortality and expense risk charges	-	-	-	-
Net investment income (loss)	-	2,642	167	181

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4	(311)	93	2,639
Realized gain distribution	-	-	3,981	20,153
Realized gains (losses)	4	(311)	4,074	22,792

Change in unrealized appreciation/(depreciation) of investments during the period	39	7,164	(37)	1,594

Net increase (decrease) in net assets resulting from operations	$43	$9,495	$4,204	$24,567

* For the period July 1, 2025 (commencement of operations) to December 31, 2025.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

For the Year Ended December 31, 2025 (in thousands)

	Fidelity VIP Value Strategies Division*	Fidelity VIP Healthcare Division*	Fidelity VIP Technology Division*	Fidelity VIP Bond Index Division*
Income:
Dividend income	$30	$-	$-	$4
Expenses:
Mortality and expense risk charges	-	-	-	-
Net investment income (loss)	30	-	-	4

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	-	13	(1)
Realized gain distribution	60	-	63	-
Realized gains (losses)	62	-	76	(1)

Change in unrealized appreciation/(depreciation) of investments during the period	(29)	10	112	(1)

Net increase (decrease) in net assets resulting from operations	$63	$10	$188	$2

	Disciplined Value International Trust Division*	Real Estate Securities Trust Division*	Strategic Income Opportunities Trust Division*	AMT Quality Equity Division
Income:
Dividend income	$13	$33	$-	$-
Expenses:
Mortality and expense risk charges	-	-	-	-
Net investment income (loss)	13	33	-	-

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	-	2	-	958
Realized gain distribution	56	-	-	4,047
Realized gains (losses)	56	2	-	5,005

Change in unrealized appreciation/(depreciation) of investments during the period	17	(21)	-	3,603

Net increase (decrease) in net assets resulting from operations	$86	$14	$-	$8,608

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	Global Real Estate Securities Division	International Developed Markets Division
Income:
Dividend income	$59	$42	$3,884	$528
Expenses:
Mortality and expense risk charges	-	-	-	-
Net investment income (loss)	59	42	3,884	528

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	149	1	(236)	516
Realized gain distribution	768	224	-	1,725
Realized gains (losses)	917	225	(236)	2,241

Change in unrealized appreciation/(depreciation) of investments during the period	183	185	3,521	3,789

Net increase (decrease) in net assets resulting from operations	$1,159	$452	$7,169	$6,558

* For the period July 1, 2025 (commencement of operations) to December 31, 2025.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

For the Year Ended December 31, 2025 (in thousands)

	Strategic Bond Division	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Aggressive Strategy Division
Income:
Dividend income	$1,601	$33	$316	$123
Expenses:
Mortality and expense risk charges	-	-	-	-
Net investment income (loss)	1,601	33	316	123

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(367)	18	60	167
Realized gain distribution	-	-	332	155
Realized gains (losses)	(367)	18	392	322

Change in unrealized appreciation/(depreciation) of investments during the period	1,165	53	476	142

Net increase (decrease) in net assets resulting from operations	$2,399	$104	$1,184	$587

	LifePoints Equity Aggressive Strategy Division
Income:
Dividend income	$66
Expenses:
Mortality and expense risk charges	-
Net investment income (loss)	66

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	23
Realized gain distribution	44
Realized gains (losses)	67

Change in unrealized appreciation/(depreciation) of investments during the period	154

Net increase (decrease) in net assets resulting from operations	$287

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$40	$38	$-	$-
Net realized gains (losses)	2,467	369	15,241	8,984
Net change in unrealized appreciation/(depreciation)	5,680	10,911	(2,167)	11,788
Net increase (decrease) in net assets resulting from operations	8,187	11,318	13,074	20,772

Contract Transactions:
Policyowners’ net payments	4,795	4,228	12,871	10,650
Policy loans, surrenders and death benefits	(1,925)	(1,577)	(4,335)	(4,098)
Mortality and other (net)	(1,392)	(1,164)	(3,302)	(2,799)
Transfers from other divisions or sponsor	45,194	34,578	138,804	106,385
Transfers to other divisions or sponsor	(46,643)	(34,487)	(139,406)	(105,003)
Net increase (decrease) in net assets resulting from contract transactions	29	1,578	4,632	5,135

Net increase (decrease) in net assets	8,216	12,896	17,706	25,907

Net Assets:
Beginning of period	42,268	29,372	83,019	57,112
End of period	$50,484	$42,268	$100,725	$83,019

Units issued during the period	251	235	946	895
Units redeemed during the period	(250)	(226)	(917)	(857)
Net units issued (redeemed) during period	1	9	29	38

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$149	$148	$26	$33
Net realized gains (losses)	4,150	1,158	592	1,000
Net change in unrealized appreciation/(depreciation)	(382)	2,761	102	(202)
Net increase (decrease) in net assets resulting from operations	3,917	4,067	720	831

Contract Transactions:
Policyowners’ net payments	2,089	2,044	728	483
Policy loans, surrenders and death benefits	(941)	(523)	(176)	(133)
Mortality and other (net)	(616)	(555)	(143)	(101)
Transfers from other divisions or sponsor	19,931	15,642	6,430	4,509
Transfers to other divisions or sponsor	(20,174)	(15,379)	(6,504)	(4,616)
Net increase (decrease) in net assets resulting from contract transactions	289	1,229	335	142

Net increase (decrease) in net assets	4,206	5,296	1,055	973

Net Assets:
Beginning of period	23,075	17,779	4,437	3,464
End of period	$27,281	$23,075	$5,492	$4,437

Units issued during the period	176	155	195	156
Units redeemed during the period	(172)	(145)	(185)	(151)
Net units issued (redeemed) during period	4	10	10	5

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$11,196	$9,303	$272	$174
Net realized gains (losses)	55,802	28,677	484	93
Net change in unrealized appreciation/(depreciation)	107,499	122,390	815	631
Net increase (decrease) in net assets resulting from operations	174,497	160,370	1,571	898

Contract Transactions:
Policyowners’ net payments	214,187	169,248	1,537	1,526
Policy loans, surrenders and death benefits	(36,375)	(27,994)	(423)	(479)
Mortality and other (net)	(45,835)	(35,566)	(374)	(351)
Transfers from other divisions or sponsor	1,239,752	920,682	16,813	12,113
Transfers to other divisions or sponsor	(1,224,514)	(904,210)	(15,750)	(11,784)
Net increase (decrease) in net assets resulting from contract transactions	147,215	122,160	1,803	1,025

Net increase (decrease) in net assets	321,712	282,530	3,374	1,923

Net Assets:
Beginning of period	881,892	599,362	9,970	8,047
End of period	$1,203,604	$881,892	$13,344	$9,970

Units issued during the period	4,088	3,532	613	521
Units redeemed during the period	(3,680)	(3,147)	(555)	(484)
Net units issued (redeemed) during period	408	385	58	37

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$2,084	$1,659	$573	$537
Net realized gains (losses)	9,594	6,771	2,851	857
Net change in unrealized appreciation/(depreciation)	3,740	(3,397)	692	1,275
Net increase (decrease) in net assets resulting from operations	15,418	5,033	4,116	2,669

Contract Transactions:
Policyowners’ net payments	23,025	20,221	2,241	2,159
Policy loans, surrenders and death benefits	(5,727)	(3,529)	(875)	(924)
Mortality and other (net)	(5,088)	(4,424)	(578)	(535)
Transfers from other divisions or sponsor	251,747	190,248	46,273	38,951
Transfers to other divisions or sponsor	(245,020)	(185,337)	(42,283)	(39,129)
Net increase (decrease) in net assets resulting from contract transactions	18,937	17,179	4,778	522

Net increase (decrease) in net assets	34,355	22,212	8,894	3,191

Net Assets:
Beginning of period	90,641	68,429	26,212	23,021
End of period	$124,996	$90,641	$35,106	$26,212

Units issued during the period	5,840	4,640	782	720
Units redeemed during the period	(5,444)	(4,269)	(709)	(713)
Net units issued (redeemed) during period	396	371	73	7

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$—	$16	$2,229	$1,765
Net realized gains (losses)	3,344	(94)	12,630	5,611
Net change in unrealized appreciation/(depreciation)	(1,806)	1,416	(1,047)	9,689
Net increase (decrease) in net assets resulting from operations	1,538	1,338	13,812	17,065

Contract Transactions:
Policyowners’ net payments	2,012	1,879	32,470	28,057
Policy loans, surrenders and death benefits	(677)	(727)	(6,656)	(4,846)
Mortality and other (net)	(579)	(532)	(7,162)	(6,180)
Transfers from other divisions or sponsor	20,262	17,485	314,043	235,115
Transfers to other divisions or sponsor	(19,969)	(16,462)	(297,972)	(229,175)
Net increase (decrease) in net assets resulting from contract transactions	1,049	1,643	34,723	22,971

Net increase (decrease) in net assets	2,587	2,981	48,535	40,036

Net Assets:
Beginning of period	18,040	15,059	155,293	115,257
End of period	$20,627	$18,040	$203,828	$155,293

Units issued during the period	110	102	3,294	2,639
Units redeemed during the period	(104)	(95)	(2,971)	(2,410)
Net units issued (redeemed) during period	6	7	323	229

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$1,682	$1,087	$—	$165
Net realized gains (losses)	4,196	1,553	2,628	(229)
Net change in unrealized appreciation/(depreciation)	(27)	1,526	2,059	5,331
Net increase (decrease) in net assets resulting from operations	5,851	4,166	4,687	5,267

Contract Transactions:
Policyowners’ net payments	14,029	12,605	9,946	9,000
Policy loans, surrenders and death benefits	(3,229)	(2,119)	(2,457)	(1,862)
Mortality and other (net)	(3,183)	(2,683)	(2,265)	(2,032)
Transfers from other divisions or sponsor	158,130	119,459	108,324	81,546
Transfers to other divisions or sponsor	(154,941)	(116,760)	(104,063)	(80,679)
Net increase (decrease) in net assets resulting from contract transactions	10,806	10,502	9,485	5,973

Net increase (decrease) in net assets	16,657	14,668	14,172	11,240

Net Assets:
Beginning of period	57,535	42,867	48,203	36,963
End of period	$74,192	$57,535	$62,375	$48,203

Units issued during the period	2,419	1,995	1,200	934
Units redeemed during the period	(2,270)	(1,840)	(1,101)	(874)
Net units issued (redeemed) during period	149	155	99	60

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$1,198	$920	$168	$153
Net realized gains (losses)	4,780	2,070	1,911	391
Net change in unrealized appreciation/(depreciation)	784	3,411	(390)	1,448
Net increase (decrease) in net assets resulting from operations	6,762	6,401	1,689	1,992

Contract Transactions:
Policyowners’ net payments	18,279	16,029	2,090	1,977
Policy loans, surrenders and death benefits	(3,642)	(3,160)	(943)	(691)
Mortality and other (net)	(4,013)	(3,520)	(511)	(515)
Transfers from other divisions or sponsor	165,847	126,881	32,590	29,253
Transfers to other divisions or sponsor	(158,648)	(119,913)	(32,579)	(29,212)
Net increase (decrease) in net assets resulting from contract transactions	17,823	16,317	647	812

Net increase (decrease) in net assets	24,585	22,718	2,336	2,804

Net Assets:
Beginning of period	85,825	63,107	20,939	18,135
End of period	$110,410	$85,825	$23,275	$20,939

Units issued during the period	4,801	3,826	500	476
Units redeemed during the period	(4,340)	(3,393)	(490)	(463)
Net units issued (redeemed) during period	461	433	10	13

	International Growth Division		Research International Core Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$1,174	$882	$2,376	$1,866
Net realized gains (losses)	6,248	3,250	2,570	1,360
Net change in unrealized appreciation/(depreciation)	13,859	59	21,851	(895)
Net increase (decrease) in net assets resulting from operations	21,281	4,191	26,797	2,331

Contract Transactions:
Policyowners’ net payments	24,627	22,262	27,863	25,325
Policy loans, surrenders and death benefits	(5,833)	(3,842)	(5,624)	(4,247)
Mortality and other (net)	(5,630)	(4,825)	(6,081)	(5,188)
Transfers from other divisions or sponsor	267,514	200,300	295,480	221,074
Transfers to other divisions or sponsor	(265,264)	(196,101)	(297,085)	(216,790)
Net increase (decrease) in net assets resulting from contract transactions	15,414	17,794	14,553	20,174

Net increase (decrease) in net assets	36,695	21,985	41,350	22,505

Net Assets:
Beginning of period	106,658	84,673	109,346	86,841
End of period	$143,353	$106,658	$150,696	$109,346

Units issued during the period	7,021	5,843	16,990	14,274
Units redeemed during the period	(6,656)	(5,390)	(16,232)	(13,146)
Net units issued (redeemed) during period	365	453	758	1,128

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$4,616	$3,775	$1,953	$1,818
Net realized gains (losses)	3,871	246	1,112	31
Net change in unrealized appreciation/(depreciation)	46,128	297	44,897	2,457
Net increase (decrease) in net assets resulting from operations	54,615	4,318	47,962	4,306

Contract Transactions:
Policyowners’ net payments	26,654	24,604	31,301	28,198
Policy loans, surrenders and death benefits	(9,601)	(4,958)	(6,592)	(4,691)
Mortality and other (net)	(6,356)	(5,280)	(7,081)	(5,827)
Transfers from other divisions or sponsor	334,570	254,899	336,118	253,565
Transfers to other divisions or sponsor	(339,098)	(245,420)	(342,067)	(243,821)
Net increase (decrease) in net assets resulting from contract transactions	6,169	23,845	11,679	27,424

Net increase (decrease) in net assets	60,784	28,163	59,641	31,730

Net Assets:
Beginning of period	136,535	108,372	129,213	97,483
End of period	$197,319	$136,535	$188,854	$129,213

Units issued during the period	46,647	42,756	25,658	22,429
Units redeemed during the period	(45,735)	(39,171)	(24,768)	(20,281)
Net units issued (redeemed) during period	912	3,585	890	2,148

	Government Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$1,368	$1,489	$566	$471
Net realized gains (losses)	2	2	170	205
Net change in unrealized appreciation/(depreciation)	—	—	72	(40)
Net increase (decrease) in net assets resulting from operations	1,370	1,491	808	636

Contract Transactions:
Policyowners’ net payments	127,086	111,710	2,215	3,359
Policy loans, surrenders and death benefits	(3,371)	(4,290)	(300)	(1,544)
Mortality and other (net)	(6,648)	(5,804)	(586)	(580)
Transfers from other divisions or sponsor	15,507	25,358	23,677	22,647
Transfers to other divisions or sponsor	(132,448)	(120,255)	(20,646)	(24,810)
Net increase (decrease) in net assets resulting from contract transactions	126	6,719	4,360	(928)

Net increase (decrease) in net assets	1,496	8,210	5,168	(292)

Net Assets:
Beginning of period	32,881	24,671	13,413	13,705
End of period	$34,377	$32,881	$18,581	$13,413

Units issued during the period	3,493	3,419	1,870	1,933
Units redeemed during the period	(3,503)	(3,262)	(1,587)	(2,002)
Net units issued (redeemed) during period	(10)	157	283	(69)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$4,525	$3,383	$215	$168
Net realized gains (losses)	(1,529)	(1,721)	11	(170)
Net change in unrealized appreciation/(depreciation)	4,095	(135)	168	(372)
Net increase (decrease) in net assets resulting from operations	7,091	1,527	394	(374)

Contract Transactions:
Policyowners’ net payments	15,894	15,373	1,181	649
Policy loans, surrenders and death benefits	(4,419)	(3,517)	(203)	(325)
Mortality and other (net)	(3,768)	(3,502)	(213)	(155)
Transfers from other divisions or sponsor	220,409	183,956	5,885	4,889
Transfers to other divisions or sponsor	(217,061)	(173,427)	(5,506)	(5,691)
Net increase (decrease) in net assets resulting from contract transactions	11,055	18,883	1,144	(633)

Net increase (decrease) in net assets	18,146	20,410	1,538	(1,007)

Net Assets:
Beginning of period	91,123	70,713	5,052	6,059
End of period	$109,269	$91,123	$6,590	$5,052

Units issued during the period	955	845	435	317
Units redeemed during the period	(912)	(767)	(369)	(355)
Net units issued (redeemed) during period	43	78	66	(38)

	Inflation Managed Division		High Yield Bond Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$954	$571	$2,159	$1,950
Net realized gains (losses)	(228)	(301)	(246)	(274)
Net change in unrealized appreciation/(depreciation)	575	55	945	159
Net increase (decrease) in net assets resulting from operations	1,301	325	2,858	1,835

Contract Transactions:
Policyowners’ net payments	3,710	3,599	4,820	4,507
Policy loans, surrenders and death benefits	(1,045)	(864)	(1,464)	(1,414)
Mortality and other (net)	(886)	(816)	(1,150)	(1,080)
Transfers from other divisions or sponsor	48,179	38,902	54,880	45,580
Transfers to other divisions or sponsor	(46,979)	(38,421)	(54,485)	(43,556)
Net increase (decrease) in net assets resulting from contract transactions	2,979	2,400	2,601	4,037

Net increase (decrease) in net assets	4,280	2,725	5,459	5,872

Net Assets:
Beginning of period	19,430	16,705	32,376	26,504
End of period	$23,710	$19,430	$37,835	$32,376

Units issued during the period	3,068	2,617	838	759
Units redeemed during the period	(2,901)	(2,474)	(802)	(701)
Net units issued (redeemed) during period	167	143	36	58

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Multi-Sector Bond Division		Active/Passive Conservative Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Period Ended December 31, 2025 *
Operations:
Net investment income (loss)	$3,918	$2,948	$8
Net realized gains (losses)	(404)	(361)	2
Net change in unrealized appreciation/(depreciation)	3,092	906	(5)
Net increase (decrease) in net assets resulting from operations	6,606	3,493	5

Contract Transactions:
Policyowners’ net payments	11,100	10,451	1
Policy loans, surrenders and death benefits	(2,826)	(2,302)	-
Mortality and other (net)	(2,664)	(2,441)	(2)
Transfers from other divisions or sponsor	134,419	108,274	279
Transfers to other divisions or sponsor	(132,865)	(105,123)	-
Net increase (decrease) in net assets resulting from contract transactions	7,164	8,859	278

Net increase (decrease) in net assets	13,770	12,352	283

Net Assets:
Beginning of period	62,210	49,858	-
End of period	$75,980	$62,210	$283

Units issued during the period	6,496	5,739	272
Units redeemed during the period	(6,187)	(5,325)	(2)
Net units issued (redeemed) during period	309	414	270

	Active/Passive Balanced Division		Active/Passive Moderate Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$370	$228	$86	$62
Net realized gains (losses)	284	20	140	4
Net change in unrealized appreciation/(depreciation)	778	460	279	243
Net increase (decrease) in net assets resulting from operations	1,432	708	505	309

Contract Transactions:
Policyowners’ net payments	1,969	1,806	195	263
Policy loans, surrenders and death benefits	(418)	(812)	(228)	(362)
Mortality and other (net)	(490)	(437)	(82)	(94)
Transfers from other divisions or sponsor	18,918	15,122	2,831	2,339
Transfers to other divisions or sponsor	(18,807)	(14,211)	(2,612)	(2,552)
Net increase (decrease) in net assets resulting from contract transactions	1,172	1,468	104	(406)

Net increase (decrease) in net assets	2,604	2,176	609	(97)

Net Assets:
Beginning of period	11,102	8,926	3,350	3,447
End of period	$13,706	$11,102	$3,959	$3,350

Units issued during the period	64	58	73	71
Units redeemed during the period	(61)	(53)	(72)	(81)
Net units issued (redeemed) during period	3	5	2	(10)

* For the period July 1, 2025 (commencement of operations) to December 31, 2025

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Active/Passive Aggressive Division	Active/Passive Very Aggressive Division
	Period Ended December 31, 2025 *	Period Ended December 31, 2025 *
Operations:
Net investment income (loss)	$38	$81
Net realized gains (losses)	38	165
Net change in unrealized appreciation/(depreciation)	28	17
Net increase (decrease) in net assets resulting from operations	104	263

Contract Transactions:
Policyowners’ net payments	328	719
Policy loans, surrenders and death benefits	-	25
Mortality and other (net)	(52)	(121)
Transfers from other divisions or sponsor	4,155	9,422
Transfers to other divisions or sponsor	(2,087)	(3,770)
Net increase (decrease) in net assets resulting from contract transactions	2,344	6,275

Net increase (decrease) in net assets	2,448	6,538

Net Assets:
Beginning of period	-	-
End of period	$2,448	$6,538

Units issued during the period	4,332	9,717
Units redeemed during the period	(2,069)	(3,762)
Net units issued (redeemed) during period	2,262	5,955

	Growth Division	Global Growth Division
	Period Ended December 31, 2025 *	Period Ended December 31, 2025 *
Operations:
Net investment income (loss)	$-	$58
Net realized gains (losses)	10	9
Net change in unrealized appreciation/(depreciation)	171	169
Net increase (decrease) in net assets resulting from operations	181	236

Contract Transactions:
Policyowners’ net payments	367	491
Policy loans, surrenders and death benefits	2	1
Mortality and other (net)	(59)	(80)
Transfers from other divisions or sponsor	7,583	7,381
Transfers to other divisions or sponsor	(2,334)	(2,311)
Net increase (decrease) in net assets resulting from contract transactions	5,559	5,482

Net increase (decrease) in net assets	5,740	5,718

Net Assets:
Beginning of period	-	-
End of period	$5,740	$5,718

Units issued during the period	7,428	7,484
Units redeemed during the period	(2,363)	(2,417)
Net units issued (redeemed) during period	5,065	5,067

* For the period July 1, 2025 (commencement of operations) to December 31, 2025

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	New World Division	The Bond Division of America
	Period Ended December 31, 2025 *	Period Ended December 31, 2025 *
Operations:
Net investment income (loss)	$30	$38
Net realized gains (losses)	5	1
Net change in unrealized appreciation/(depreciation)	103	(32)
Net increase (decrease) in net assets resulting from operations	138	7

Contract Transactions:
Policyowners’ net payments	108	21
Policy loans, surrenders and death benefits	10	-
Mortality and other (net)	(17)	(3)
Transfers from other divisions or sponsor	3,846	1,213
Transfers to other divisions or sponsor	(1,019)	(100)
Net increase (decrease) in net assets resulting from contract transactions	2,928	1,131

Net increase (decrease) in net assets	3,066	1,138

Net Assets:
Beginning of period	-	-
End of period	$3,066	$1,138

Units issued during the period	3,721	1,210
Units redeemed during the period	(1,024)	(121)
Net units issued (redeemed) during period	2,697	1,089

	Capital World Bond Division	American High-Income Trust Division
	Period Ended December 31, 2025 *	Period Ended December 31, 2025 *
Operations:
Net investment income (loss)	$19	$53
Net realized gains (losses)	-	-
Net change in unrealized appreciation/(depreciation)	(17)	(47)
Net increase (decrease) in net assets resulting from operations	2	6

Contract Transactions:
Policyowners’ net payments	10	10
Policy loans, surrenders and death benefits	8	(8)
Mortality and other (net)	(3)	(1)
Transfers from other divisions or sponsor	757	1,041
Transfers to other divisions or sponsor	(16)	(37)
Net increase (decrease) in net assets resulting from contract transactions	756	1,005

Net increase (decrease) in net assets	758	1,011

Net Assets:
Beginning of period	-	-
End of period	$758	$1,011

Units issued during the period	763	1,005
Units redeemed during the period	(24)	(47)
Net units issued (redeemed) during period	739	957

* For the period July 1, 2025 (commencement of operations) to December 31, 2025

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	International Index V.I. Division	Total Return V.I. Division
	Period Ended December 31, 2025 *	Period Ended December 31, 2025 *
Operations:
Net investment income (loss)	$423	$2
Net realized gains (losses)	9	1
Net change in unrealized appreciation/(depreciation)	453	-
Net increase (decrease) in net assets resulting from operations	885	3

Contract Transactions:
Policyowners’ net payments	990	56
Policy loans, surrenders and death benefits	(133)	(5)
Mortality and other (net)	(174)	(9)
Transfers from other divisions or sponsor	13,600	587
Transfers to other divisions or sponsor	(1,545)	(174)
Net increase (decrease) in net assets resulting from contract transactions	12,738	455

Net increase (decrease) in net assets	13,623	458

Net Assets:
Beginning of period	-	-
End of period	$13,623	$458

Units issued during the period	14,198	637
Units redeemed during the period	(1,918)	(201)
Net units issued (redeemed) during period	12,281	436

	CVP Small Cap Value Division	Credit Suisse Trust Commodity Return Strategy Division
	Period Ended December 31, 2025 *	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$-	$2,642	$1,422
Net realized gains (losses)	4	(311)	(448)
Net change in unrealized appreciation/(depreciation)	39	7,164	1,449
Net increase (decrease) in net assets resulting from operations	43	9,495	2,423

Contract Transactions:
Policyowners’ net payments	13	13,617	12,151
Policy loans, surrenders and death benefits	-	(3,153)	(2,069)
Mortality and other (net)	(3)	(3,049)	(2,555)
Transfers from other divisions or sponsor	2,189	155,483	117,106
Transfers to other divisions or sponsor	(98)	(154,186)	(110,518)
Net increase (decrease) in net assets resulting from contract transactions	2,101	8,712	14,115

Net increase (decrease) in net assets	2,144	18,207	16,538

Net Assets:
Beginning of period	-	56,328	39,790
End of period	$2,144	$74,535	$56,328

Units issued during the period	1,900	24,222	20,304
Units redeemed during the period	(94)	(23,009)	(18,129)
Net units issued (redeemed) during period	1,806	1,214	2,175

* For the period July 1, 2025 (commencement of operations) to December 31, 2025

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Fidelity VIP Mid Cap Division		Fidelity VIP Contrafund Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$167	$167	$181	$179
Net realized gains (losses)	4,074	4,362	22,792	13,760
Net change in unrealized appreciation/(depreciation)	(37)	65	1,594	11,132
Net increase (decrease) in net assets resulting from operations	4,204	4,594	24,567	25,071

Contract Transactions:
Policyowners’ net payments	3,567	2,948	23,970	20,404
Policy loans, surrenders and death benefits	(1,539)	(1,334)	(5,339)	(4,205)
Mortality and other (net)	(938)	(773)	(5,528)	(4,774)
Transfers from other divisions or sponsor	54,834	45,295	260,984	193,059
Transfers to other divisions or sponsor	(50,784)	(45,511)	(262,708)	(197,769)
Net increase (decrease) in net assets resulting from contract transactions	5,140	625	11,379	6,715

Net increase (decrease) in net assets	9,344	5,219	35,946	31,786

Net Assets:
Beginning of period	31,409	26,190	103,880	72,094
End of period	$40,753	$31,409	$139,826	$103,880

Units issued during the period	573	513	4,585	4,090
Units redeemed during the period	(526)	(506)	(4,396)	(3,965)
Net units issued (redeemed) during period	48	7	188	125

	Fidelity VIP Value Strategies Division		Fidelity VIP Healthcare Division
	Period Ended December 31, 2025 *		Period Ended December 31, 2025 *
Operations:
Net investment income (loss)	$30		$-
Net realized gains (losses)	62		-
Net change in unrealized appreciation/(depreciation)	(29)		10
Net increase (decrease) in net assets resulting from operations	63		10

Contract Transactions:
Policyowners’ net payments	229		61
Policy loans, surrenders and death benefits	(3)		195
Mortality and other (net)	(39)		(7)
Transfers from other divisions or sponsor	3,239		124
Transfers to other divisions or sponsor	(460)		(7)
Net increase (decrease) in net assets resulting from contract transactions	2,966		366

Net increase (decrease) in net assets	3,029		376

Net Assets:
Beginning of period	-		-
End of period	$3,029		$376

Units issued during the period	3,166		321
Units redeemed during the period	(491)		(11)
Net units issued (redeemed) during period	2,675		310

* For the period July 1, 2025 (commencement of operations) to December 31, 2025

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Fidelity VIP Technology Division	Fidelity VIP Bond Index Division
	Period Ended December 31, 2025 *	Period Ended December 31, 2025 *
Operations:
Net investment income (loss)	$-	$4
Net realized gains (losses)	76	(1)
Net change in unrealized appreciation/(depreciation)	112	(1)
Net increase (decrease) in net assets resulting from operations	188	2

Contract Transactions:
Policyowners’ net payments	269	5
Policy loans, surrenders and death benefits	(5)	(1)
Mortality and other (net)	(53)	(2)
Transfers from other divisions or sponsor	6,367	155
Transfers to other divisions or sponsor	(1,272)	(82)
Net increase (decrease) in net assets resulting from contract transactions	5,306	75

Net increase (decrease) in net assets	5,494	77

Net Assets:
Beginning of period	-	-
End of period	$5,494	$77

Units issued during the period	5,870	156
Units redeemed during the period	(1,249)	(82)
Net units issued (redeemed) during period	4,621	74

	Disciplined Value International Trust Division	Real Estate Securities Trust Division
	Period Ended December 31, 2025 *	Period Ended December 31, 2025 *
Operations:
Net investment income (loss)	$13	$33
Net realized gains (losses)	56	2
Net change in unrealized appreciation/(depreciation)	17	(21)
Net increase (decrease) in net assets resulting from operations	86	14

Contract Transactions:
Policyowners’ net payments	317	273
Policy loans, surrenders and death benefits	(3)	6
Mortality and other (net)	(52)	(44)
Transfers from other divisions or sponsor	2,004	2,760
Transfers to other divisions or sponsor	(615)	(761)
Net increase (decrease) in net assets resulting from contract transactions	1,651	2,234

Net increase (decrease) in net assets	1,737	2,248

Net Assets:
Beginning of period	-	-
End of period	$1,737	$2,248

Units issued during the period	2,198	3,044
Units redeemed during the period	(666)	(847)
Net units issued (redeemed) during period	1,532	2,197

* For the period July 1, 2025 (commencement of operations) to December 31, 2025

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Strategic Income Opportunities Trust Division		AMT Quality Equity Division
	Period Ended December 31, 2025 *		Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$-		$-	$118
Net realized gains (losses)	-		5,005	3,579
Net change in unrealized appreciation/(depreciation)	-		3,603	7,446
Net increase (decrease) in net assets resulting from operations	-		8,608	11,143

Contract Transactions:
Policyowners’ net payments	-		14,645	11,904
Policy loans, surrenders and death benefits	1		(3,138)	(2,334)
Mortality and other (net)	-		(3,068)	(2,740)
Transfers from other divisions or sponsor	9		159,919	120,984
Transfers to other divisions or sponsor	(3)		(159,890)	(123,611)
Net increase (decrease) in net assets resulting from contract transactions	7		8,468	4,203

Net increase (decrease) in net assets	7		17,076	15,346

Net Assets:
Beginning of period	-		56,880	41,534
End of period	$7		$73,956	$56,880

Units issued during the period	10		3,575	3,106
Units redeemed during the period	(3)		(3,406)	(3,011)
Net units issued (redeemed) during period	6		169	95

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$59	$73	$42	$101
Net realized gains (losses)	917	771	225	532
Net change in unrealized appreciation/(depreciation)	183	598	185	(182)
Net increase (decrease) in net assets resulting from operations	1,159	1,442	452	451

Contract Transactions:
Policyowners’ net payments	604	580	895	991
Policy loans, surrenders and death benefits	(709)	(523)	(740)	(248)
Mortality and other (net)	(166)	(171)	(217)	(167)
Transfers from other divisions or sponsor	10,736	9,630	7,017	6,332
Transfers to other divisions or sponsor	(10,781)	(9,816)	(7,452)	(6,049)
Net increase (decrease) in net assets resulting from contract transactions	(316)	(300)	(497)	859

Net increase (decrease) in net assets	843	1,142	(45)	1,310

Net Assets:
Beginning of period	8,248	7,106	6,505	5,195
End of period	$9,091	$8,248	$6,460	$6,505

Units issued during the period	233	216	151	140
Units redeemed during the period	(239)	(223)	(160)	(125)
Net units issued (redeemed) during period	(6)	(7)	(9)	15

* For the period July 1, 2025 (commencement of operations) to December 31, 2025

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Global Real Estate Securities Division		International Developed Markets Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$3,884	$1,587	$528	$668
Net realized gains (losses)	(236)	(292)	2,241	458
Net change in unrealized appreciation/(depreciation)	3,521	(139)	3,789	(599)
Net increase (decrease) in net assets resulting from operations	7,169	1,156	6,558	527

Contract Transactions:
Policyowners’ net payments	17,334	15,651	3,055	2,741
Policy loans, surrenders and death benefits	(4,099)	(3,209)	(1,100)	(1,218)
Mortality and other (net)	(3,807)	(3,397)	(857)	(759)
Transfers from other divisions or sponsor	204,225	157,046	37,364	31,170
Transfers to other divisions or sponsor	(197,300)	(153,850)	(38,196)	(29,422)
Net increase (decrease) in net assets resulting from contract transactions	16,353	12,241	266	2,512

Net increase (decrease) in net assets	23,522	13,397	6,824	3,039

Net Assets:
Beginning of period	76,465	63,068	22,775	19,736
End of period	$99,987	$76,465	$29,599	$22,775

Units issued during the period	3,708	3,024	1,304	1,215
Units redeemed during the period	(3,442)	(2,812)	(1,296)	(1,126)
Net units issued (redeemed) during period	267	212	8	89

	Strategic Bond Division		LifePoints Moderate Strategy Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$1,601	$1,412	$33	$30
Net realized gains (losses)	(367)	(423)	18	9
Net change in unrealized appreciation/(depreciation)	1,165	(775)	53	8
Net increase (decrease) in net assets resulting from operations	2,399	214	104	47

Contract Transactions:
Policyowners’ net payments	5,051	4,859	78	98
Policy loans, surrenders and death benefits	(1,575)	(1,031)	(250)	(29)
Mortality and other (net)	(1,270)	(1,165)	(15)	(16)
Transfers from other divisions or sponsor	71,134	62,873	400	473
Transfers to other divisions or sponsor	(69,911)	(57,855)	(307)	(615)
Net increase (decrease) in net assets resulting from contract transactions	3,429	7,681	(94)	(89)

Net increase (decrease) in net assets	5,828	7,895	10	(42)

Net Assets:
Beginning of period	31,485	23,590	776	818
End of period	$37,313	$31,485	$786	$776

Units issued during the period	2,977	2,799	29	46
Units redeemed during the period	(2,849)	(2,502)	(33)	(50)
Net units issued (redeemed) during period	128	297	(4)	(4)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Aggressive Strategy Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$316	$178	$123	$96
Net realized gains (losses)	392	58	322	107
Net change in unrealized appreciation/(depreciation)	476	245	142	250
Net increase (decrease) in net assets resulting from operations	1,184	481	587	453

Contract Transactions:
Policyowners’ net payments	956	893	264	393
Policy loans, surrenders and death benefits	(60)	(280)	(196)	(951)
Mortality and other (net)	(178)	(133)	(77)	(72)
Transfers from other divisions or sponsor	1,245	5,751	2,243	2,935
Transfers to other divisions or sponsor	(2,080)	(2,218)	(2,315)	(3,338)
Net increase (decrease) in net assets resulting from contract transactions	(117)	4,013	(81)	(1,033)

Net increase (decrease) in net assets	1,067	4,494	506	(580)

Net Assets:
Beginning of period	7,652	3,158	3,479	4,059
End of period	$8,719	$7,652	$3,985	$3,479

Units issued during the period	92	515	115	155
Units redeemed during the period	(94)	(332)	(120)	(197)
Net units issued (redeemed) during period	(2)	183	(5)	(42)

	LifePoints Equity Aggressive Strategy Division
	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$66	$31
Net realized gains (losses)	67	81
Net change in unrealized appreciation/(depreciation)	154	51
Net increase (decrease) in net assets resulting from operations	287	163

Contract Transactions:
Policyowners’ net payments	189	182
Policy loans, surrenders and death benefits	(11)	(170)
Mortality and other (net)	(51)	(45)
Transfers from other divisions or sponsor	729	1,007
Transfers to other divisions or sponsor	(723)	(850)
Net increase (decrease) in net assets resulting from contract transactions	133	124

Net increase (decrease) in net assets	420	287

Net Assets:
Beginning of period	1,445	1,158
End of period	$1,865	$1,445

Units issued during the period	53	73
Units redeemed during the period	(47)	(67)
Net units issued (redeemed) during period	6	6

The Accompanying Notes are an Integral Part of the Financial Statements.

Notes to Financial Statements

1.	Organization

Northwestern Mutual Variable Life Account II (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company “Northwestern Mutual” or “sponsor”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Columbia Funds Variable Insurance Trust, Credit Suisse Trust, Fidelity Variable Insurance Products Fund, John Hancock Variable Insurance Trust, Neuberger Berman Advisers Management Trust, and Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the Account indirectly bears exposure to the market, credit and liquidity risks of the Fund in which it invests.

Variable Universal Life Plus and Executive Variable Universal Life II policies were offered starting November 11, 2019. Survivorship Variable Universal Life Plus policies were offered starting July 1, 2025. New sales of Custom Variable Universal Life, Executive Variable Universal Life and Survivorship Variable Universal Life which invest in the Account were discontinued in 2019; however, premium payments made by policyowners existing at that date will continue to be recorded by the Account.

The following Division names changed in 2025:

Former Name	New Name	Effective Date
Inflation Protection Division	Inflation Managed Division	September 15, 2025
Balanced Division	Active/Passive Balanced Division	July 1, 2025
Asset Allocation Division	Active/Passive Moderate Division	July 1, 2025
AMT Sustainable Equity Division	AMT Quality Equity Division	July 28, 2025
LifePoints Growth Strategy Division	LifePoints Aggressive Strategy Division	May 1, 2025
LifePoints Equity Growth Strategy Division	LifePoints Equity Aggressive Strategy Division	May 1, 2025

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

B.

Investment Valuation – Shares of the Funds are valued at each Fund’s offering and redemption prices per share. As of December 31, 2025, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurements and Disclosure Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

Notes to Financial Statements

C.

Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are reinvested in additional shares of the respective portfolios of the Funds and are recorded on the ex–date of the dividends. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any policy dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.	Due to Participants – Upon notification of death of the policyowner, a liability is recorded and is included in Due to Participants in the accompanying financial statements.

E.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Currently, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

F.

Segment Reporting – Collectively, the Variable Insurance Product Underlying Funds Committee and Vice President of Insurance Solutions of Northwestern Mutual, act as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM periodically reviews information regarding each Division’s net assets, net cash flows, and total return. The CODM has determined that each Division is a single operating segment based on the fact that the CODM monitors the operating results of each Division as a whole. The financial information provided to and reviewed by the CODM is consistent with that presented within each Division’s Statement of Operations, Statements of Changes in Net Assets, and Financial Highlights.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2025 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$11,003	$10,048
Focused Appreciation Division	34,367	17,564
Large Cap Core Stock Division	8,239	4,079
Large Cap Blend Division	2,304	1,299
Index 500 Stock Division	342,133	147,587
Large Company Value Division	4,817	2,103
Domestic Equity Division	46,059	15,199
Equity Income Division	12,298	4,109
Mid Cap Growth Stock Division	7,954	3,534
Index 400 Stock Division	69,121	20,229
Mid Cap Value Division	26,555	9,628
Small Cap Growth Stock Division	20,486	8,001
Index 600 Stock Division	37,456	13,313
Small Cap Value Division	6,380	3,445
International Growth Division	40,242	18,740
Research International Core Division	43,666	24,768
International Equity Division	49,644	36,943

Notes to Financial Statements

Fund Name	Purchases	Sales
Emerging Markets Equity Division	$42,212	$28,577
Government Money Market Division	152,235	150,960
Short-Term Bond Division	11,756	6,830
Select Bond Division	33,949	18,368
Long-Term U.S. Government Bond Division	3,166	1,807
Inflation Managed Division	7,519	3,586
High Yield Bond Division	9,987	5,228
Multi-Sector Bond Division	21,523	10,441
Active/Passive Conservative Division	290	2
Active/Passive Balanced Division	4,043	2,181
Active/Passive Moderate Division	842	550
Active/Passive Aggressive Division	2,493	74
Active/Passive Very Aggressive Division	7,428	989
Growth Division	5,783	225
Global Growth Division	5,794	261
New World Division	3,053	95
The Bond Division of America	1,208	40
Capital World Bond Division	778	3
American High-Income Trust Division	1,076	18
International Index V.I. Division	13,700	538
Total Return V.I. Division	504	48
CVP Small Cap Value Division	2,139	38
Credit Suisse Trust Commodity Return Strategy Division	22,285	10,932
Fidelity VIP Mid Cap Division	14,101	4,812
Fidelity VIP Contrafund Division	53,553	21,841
Fidelity VIP Value Strategies Division	3,146	95
Fidelity VIP Healthcare Division	374	6
Fidelity VIP Technology Division	5,651	409
Fidelity VIP Bond Index Division	162	84
Disciplined Value International Trust Division	1,846	133
Real Estate Securities Trust Division	2,526	265
Strategic Income Opportunities Trust Division	7	-
AMT Quality Equity Division	22,274	9,759
U.S. Strategic Equity Division	2,053	1,551
U.S. Small Cap Equity Division	1,822	2,040
Global Real Estate Securities Division	31,773	11,649
International Developed Markets Division	8,492	6,007
Strategic Bond Division	9,752	4,723
LifePoints Moderate Strategy Division	446	507
LifePoints Balanced Strategy Division	1796	1263
LifePoints Aggressive Strategy Division	1098	902
LifePoints Equity Aggressive Strategy Division	869	623

Notes to Financial Statements

4.	Expenses and Related Party Transactions

A monthly deduction for policy and service charges is paid to Northwestern Mutual. This monthly deduction includes charges for the cost of insurance, administrative fees, underwriting, and other charges for optional benefits.The charges are reflected as a reduction in units and are included in Mortality and other (net) on the Statements of Changes in Net Assets.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed death benefit.

For Custom Variable Universal Life policies, a sales load of 5.20% is deducted. There is a monthly administrative charge that ranges from $5.00 to $27.00. A state premium tax charge is deducted for 2.00% from each premium payment.

For Executive Variable Universal Life policies, a sales load is deducted up to 36.70% and is dependent upon the issuer age and age of policy. There is a monthly administrative charge that ranges from $8.00 to $26.00. A state premium tax charge is deducted for 2.00% from each premium payment.

For Survivorship Variable Universal Life policies, a sales load is deducted up to 6.40%. There is a monthly administrative charge deducted for $8.00. A state premium tax charge is deducted for 2.00% from each premium payment.

For Variable Universal Life policies a sales load is deducted up to 6.95%. There is a monthly administrative charge deducted that varies based on factors including but not limited to the insured’s issue age, underwriting classification on the date of issue, and the policy year. A state premium tax charge is deducted for 2.00% from each premium payment.

For Executive Variable Universal Life II policies, a sales load is deducted up to 36.70% and is dependent upon the issuer age and age of policy. There is a monthly administrative charge deducted that varies based on factors including but not limited to the insured’s issue age, underwriting classification on the date of issue, and the policy year. A state premium tax charge is deducted for 2.00% from each premium payment.

For Survivorship Variable Universal Life Plus policies, a sales load is deducted up to 6.95%. There is a monthly administrative charge deducted that ranges from $9.00-$23.00. A state premium tax charge is deducted for 2.00% from each premium payment.

5.	Subsequent Events

Effective April 1, 2026, the name of the Credit Suisse Trust Commodity Return Strategy Division was changed to the Cantor Fitzgerald Commodity Return Strategy Division.

6.	Financial Highlights

The following is a summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for each contract that had outstanding units as of and for the period ended December 31, 2025. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios.

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
				Dividend
				Income as
	Units			a % of
	Outstanding		Net Assets	Average Net	Expense	Total
	(000’s)	Unit Value	(000’s)	Assets	Ratio (1)	Return (1)
Growth Stock Division
2025	220	$229.686303	$50,484	0.09%	0.00%	19.40%
2024	219	192.362205	42,268	0.10	0.00	37.82
2023	210	139.569955	29,372	0.04	0.00	49.69
2022	188	93.238655	17,635	0.00	0.00	(38.70)
2021	162	152.095850	24,574	0.00 (2)	0.00	16.67
Focused Appreciation Division
2025	551	$182.715018	$100,725	0.00%	0.00%	14.91%
2024	522	159.010652	83,019	0.00	0.00	34.43
2023	484	118.287914	57,112	0.00	0.00	50.99
2022	455	78.340181	35,657	0.01	0.00	(27.83)
2021	363	108.543824	39,390	0.17	0.00	18.90
Large Cap Core Stock Division
2025	187	$145.980943	$27,281	0.60%	0.00%	16.59%
2024	183	125.213871	23,075	0.70	0.00	22.16
2023	173	102.503654	17,779	1.02	0.00	25.78
2022	166	81.491845	13,529	0.89	0.00	(18.88)
2021	162	100.458713	16,334	0.80	0.00	25.10
Large Cap Blend Division
2025	135	$40.799051	$5,492	0.52%	0.00%	14.34%
2024	125	35.681932	4,437	0.82	0.00	23.86
2023	120	28.807476	3,464	0.85	0.00	20.61
2022	114	23.885115	2,719	0.63	0.00	(13.78)
2021	104	27.701179	2,889	0.66	0.00	18.46
Index 500 Stock Division
2025	2,945	$408.698720	$1,203,604	1.08%	0.00%	17.64%
2024	2,537	347.412989	881,892	1.22	0.00	24.75
2023	2,152	278.486028	599,362	1.39	0.00	26.04
2022	1,717	220.942531	379,418	1.30	0.00	(18.28)
2021	1,296	270.376034	350,068	1.28	0.00	28.45
Large Company Value Division
2025	405	$32.973091	$13,344	2.37%	0.00%	14.58%
2024	347	28.778577	9,970	1.87	0.00	10.69
2023	310	25.998412	8,047	3.53	0.00	3.80
2022	268	25.046912	6,738	3.29	0.00	(0.34)
2021	221	25.131615	5,543	1.21	0.00	21.92
Domestic Equity Division
2025	2,330	$53.649511	$124,996	1.95%	0.00%	14.43%
2024	1,934	46.883092	90,641	2.00	0.00	7.07
2023	1,563	43.787653	68,429	1.98	0.00	3.71
2022	1,175	42.219400	49,651	1.75	0.00	(2.99)
2021	978	43.518946	42,556	1.86	0.00	22.71
Equity Income Division
2025	502	$69.988153	$35,106	1.93%	0.00%	14.48%
2024	429	61.137682	26,212	2.13	0.00	11.88
2023	422	54.647956	23,021	2.46	0.00	9.68
2022	405	49.822897	20,134	2.08	0.00	(3.22)
2021	381	51.480302	19,694	2.08	0.00	25.70

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2) Ratio is less than 0.005%

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
				Dividend
				Income as
	Units			a % of
	Outstanding		Net Assets	Average Net	Expense	Total
	(000’s)	Unit Value	(000’s)	Assets	Ratio (1)	Return (1)
Mid Cap Growth Stock Division
2025	94	$219.337178	$20,627	0.00%	0.00%	8.32%
2024	88	202.486497	18,040	0.09	0.00	8.21
2023	81	187.130343	15,059	0.25	0.00	14.96
2022	75	162.785136	12,221	0.15	0.00	(23.77)
2021	65	213.536458	13,831	0.15	0.00	10.18
Index 400 Stock Division
2025	1,774	$114.873856	$203,828	1.25%	0.00%	7.24%
2024	1,451	107.123025	155,293	1.26	0.00	13.63
2023	1,222	94.269524	115,257	1.35	0.00	16.21
2022	984	81.117713	79,905	1.13	0.00	(13.31)
2021	763	93.570328	71,431	0.94	0.00	24.46
Mid Cap Value Division
2025	965	$76.939667	$74,192	2.53%	0.00%	9.16%
2024	816	70.483078	57,535	2.09	0.00	8.65
2023	661	64.869457	42,867	2.48	0.00	6.26
2022	506	61.046817	30,941	1.97	0.00	(1.15)
2021	412	61.756931	25,398	1.19	0.00	23.27
Small Cap Growth Stock Division
2025	562	$111.059508	$62,375	0.00%	0.00%	6.93%
2024	463	103.862828	48,203	0.37	0.00	13.18
2023	403	91.769113	36,963	0.03	0.00	18.36
2022	320	77.536313	24,759	0.00	0.00	(28.49)
2021	229	108.425869	24,760	0.02	0.00	4.11
Index 600 Stock Division
2025	2,592	$42.598863	$110,410	1.24%	0.00%	5.78%
2024	2,131	40.271432	85,825	1.20	0.00	8.43
2023	1,698	37.141211	63,107	1.10	0.00	15.76
2022	1,297	32.084276	41,611	1.04	0.00	(16.37)
2021	938	38.363170	35,995	0.78	0.00	26.22
Small Cap Value Division
2025	301	$77.434521	$23,275	0.78%	0.00%	7.41%
2024	291	72.091245	20,939	0.77	0.00	10.36
2023	278	65.324744	18,135	0.53	0.00	13.85
2022	240	57.377496	13,805	0.28	0.00	(18.53)
2021	205	70.431381	14,456	0.40	0.00	23.00
International Growth Division
2025	3,125	$45.877239	$143,353	0.91%	0.00%	18.70%
2024	2,760	38.648665	106,658	0.89	0.00	5.30
2023	2,307	36.704176	84,673	0.89	0.00	20.77
2022	1,896	30.392880	57,625	0.60	0.00	(23.13)
2021	1,335	39.539175	52,809	0.54	0.00	15.92
Research International Core Division
2025	7,036	$21.416615	$150,696	1.79%	0.00%	22.98%
2024	6,278	17.414904	109,346	1.85	0.00	3.25
2023	5,150	16.866535	86,841	1.77	0.00	12.95
2022	3,984	14.933069	59,507	2.31	0.00	(17.16)
2021	2,681	18.026460	48,334	1.15	0.00	12.07

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
				Dividend
				Income as
	Units			a % of
	Outstanding		Net Assets	Average Net	Expense	Total
	(000’s)	Unit Value	(000’s)	Assets	Ratio (1)	Return (1)
International Equity Division
2025	21,393	$9.223653	$197,319	2.64%	0.00%	38.35%
2024	20,481	6.666887	136,535	2.95	0.00	3.94
2023	16,896	6.414223	108,372	3.10	0.00	16.09
2022	14,315	5.525225	79,104	2.48	0.00	(6.83)
2021	11,683	5.930327	69,282	2.39	0.00	5.00
Emerging Markets Equity Division
2025	10,871	$17.372625	$188,854	1.22%	0.00%	34.19%
2024	9,981	12.946145	129,213	1.55	0.00	4.02
2023	7,833	12.445253	97,483	2.25	0.00	6.91
2022	5,851	11.640958	68,131	1.31	0.00	(25.28)
2021	3,640	15.578805	56,729	0.53	0.00	(4.55)
Government Money Market Division
2025	681	$50.470550	$34,377	3.95%	0.00%	4.03%
2024	691	48.515467	32,881	4.80	0.00	4.99
2023	534	46.208287	24,671	4.70	0.00	4.84
2022	674	44.076838	29,584	1.35	0.00	1.36
2021	473	43.483468	20,583	0.00 (2)	0.00	0.01
Short-Term Bond Division
2025	1,194	$15.556454	$18,581	3.78%	0.00%	5.70%
2024	911	14.717839	13,413	3.61	0.00	5.04
2023	980	14.012154	13,705	2.23	0.00	5.26
2022	704	13.311816	9,354	1.52	0.00	(4.52)
2021	439	13.941366	6,111	2.02	0.00	(0.10)
Select Bond Division
2025	412	$265.496176	$109,269	4.51%	0.00%	7.45%
2024	369	247.096448	91,123	4.07	0.00	1.76
2023	291	242.814128	70,713	2.72	0.00	6.19
2022	237	228.662825	54,644	1.76	0.00	(13.33)
2021	199	263.835614	52,645	2.18	0.00	(1.59)
Long-Term U.S. Government Bond Division
2025	355	$18.547941	$6,590	3.44%	0.00%	6.15%
2024	289	17.472664	5,052	3.11	0.00	(5.78)
2023	327	18.544732	6,059	2.34	0.00	3.33
2022	133	17.947739	2,380	1.67	0.00	(29.53)
2021	53	25.468271	1,352	0.63	0.00	(5.37)
Inflation Managed Division
2025	1,321	$17.950803	$23,710	4.43%	0.00%	6.51%
2024	1,154	16.853807	19,430	3.18	0.00	1.96
2023	1,011	16.529226	16,705	4.86	0.00	3.90
2022	916	15.909250	14,593	3.46	0.00	(12.96)
2021	678	18.278682	12,404	0.96	0.00	6.61
High Yield Bond Division
2025	489	$77.343202	$37,835	6.12%	0.00%	8.49%
2024	453	71.289348	32,376	6.59	0.00	6.38
2023	395	67.010934	26,504	5.85	0.00	13.24
2022	336	59.175445	19,882	5.71	0.00	(11.33)
2021	295	66.738383	19,695	5.40	0.00	5.31

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2) Ratio is less than 0.005%

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
				Dividend
				Income as
	Units			a % of
	Outstanding		Net Assets	Average Net		Expense	Total
	(000’s)	Unit Value	(000’s)	Assets		Ratio (1)	Return (1)
Multi-Sector Bond Division
2025	3,119	$24.358729	$75,980	5.63%		0.00%	10.00%
2024	2,810	22.143446	62,210	5.25		0.00	6.42
2023	2,396	20.807544	49,858	2.61		0.00	9.71
2022	1,923	18.966369	36,494	4.26		0.00	(15.39)
2021	1,538	22.416380	34,478	2.20		0.00	(0.08)
Active/Passive Conservative Division
2025*	270	$1.048073	$283	8.20	%**	0.00%	4.70%
Active/Passive Balanced Division
2025	39	$349.400146	$13,706	2.96%		0.00%	12.19%
2024	36	311.423909	11,102	2.23		0.00	7.43
2023	31	289.897985	8,926	2.11		0.00	13.07
2022	36	256.387829	9,131	3.83		0.00	(14.14)
2021	32	298.595878	9,812	2.55		0.00	7.56
Active/Passive Moderate Division
2025	88	$44.925643	$3,959	2.36%		0.00%	14.46%
2024	86	39.248830	3,350	1.85		0.00	9.72
2023	96	35.773230	3,447	1.89		0.00	15.24
2022	94	31.043666	2,939	3.10		0.00	(14.83)
2021	68	36.450275	2,457	2.30		0.00	10.45
Active/Passive Aggressive Division
2025*	2,262	$1.082205	$2,448	4.84	%**	0.00%	7.90%
Active/Passive Very Aggressive Division
2025*	5,955	$1.098085	$6,538	5.08	%**	0.00%	9.48%
Growth Division
2025*	5,065	$1.133110	$5,740	0.00	%**	0.00%	10.45%
Global Growth Division
2025*	5,067	$1.128521	$5,718	3.31	%**	0.00%	9.83%

* For the period July 1, 2025 (commencement of operations) to December 31, 2025.

** Computed on an annualized basis.

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
				Dividend
				Income as
	Units			a % of
	Outstanding		Net Assets	Average Net		Expense	Total
	(000’s)	Unit Value	(000’s)	Assets		Ratio (1)	Return (1)
New World Division
2025*	2,697	$1.136777	$3,066	3.44	%**	0.00%	11.20%
The Bond Division of America
2025*	1,089	$1.044694	$1,138	25.66	%**	0.00%	3.04%
Capital World Bond Division
2025*	739	$1.025277	$758	8.91	%**	0.00%	0.64%
American High-Income Trust Division
2025*	957	$1.056051	$1,011	55.32	%**	0.00%	3.92%
International Index V.I. Division
2025*	12,281	$1.109302	$13,623	8.60	%**	0.00%	9.40%
Total Return V.I. Division
2025*	436	$1.051083	$458	2.38	%**	0.00%	3.59%
CVP Small Cap Value Division
2025*	1,806	$1.187042	$2,144	0.00	%**, (2)	0.00%	14.74%
Credit Suisse Trust Commodity Return Strategy Division
2025	9,659	$7.716443	$74,535	4.06%		0.00%	15.68%
2024	8,445	6.670393	56,328	2.90		0.00	5.12
2023	6,270	6.345301	39,790	18.82		0.00	(8.90)
2022	4,591	6.964941	31,984	15.32		0.00	16.34
2021	4,222	5.986523	25,272	5.89		0.00	28.49

* For the period July 1, 2025 (commencement of operations) to December 31, 2025.

** Computed on an annualized basis.

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2) Ratio is less than 0.005%

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
				Dividend
				Income as
	Units			a % of
	Outstanding		Net Assets	Average Net		Expense	Total
	(000’s)	Unit Value	(000’s)	Assets		Ratio (1)	Return (1)
Fidelity VIP Mid Cap Division
2025	357	$114.000450	$40,753	0.48%		0.00%	11.75%
2024	309	102.011340	31,409	0.56		0.00	17.49
2023	302	86.823851	26,190	0.63		0.00	15.08
2022	274	75.449401	20,754	0.53		0.00	(14.74)
2021	244	88.496791	21,649	0.63		0.00	25.60
Fidelity VIP Contrafund Division
2025	1,942	$71.987452	$139,826	0.15%		0.00%	21.48%
2024	1,754	59.258452	103,880	0.19		0.00	33.79
2023	1,629	44.291798	72,094	0.52		0.00	33.45
2022	1,370	33.189569	45,476	0.60		0.00	(26.31)
2021	957	45.041088	43,124	0.05		0.00	27.83
Fidelity VIP Value Strategies Division
2025*	2,675	$1.132373	$3,029	6.96	%**	0.00%	9.03%
Fidelity VIP Healthcare Division
2025*	310	$1.214403	$376	0.76	%**	0.00%	18.67%
Fidelity VIP Technology Division
2025*	4,621	$1.189176	$5,494	0.00	%**	0.00%	16.14%
Fidelity VIP Bond Index Division
2025*	74	$1.037700	$77	8.96	%**	0.00%	3.03%
Disciplined Value International Trust Division
2025*	1,532	$1.134203	$1,737	3.20	%**	0.00%	11.61%
Real Estate Securities Trust Division
2025*	2,197	$1.022922	$2,248	4.97	%**	0.00%	2.50%

* For the period July 1, 2025 (commencement of operations) to December 31, 2025.

** Computed on an annualized basis.

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
				Dividend
				Income as
	Units			a % of
	Outstanding		Net Assets	Average Net	Expense	Total
	(000’s)	Unit Value	(000’s)	Assets	Ratio (1)	Return (1)
Strategic Income Opportunities Trust Division
2025*	6	$1.044440	$7	11.67%**	0.00%	3.25%
AMT Quality Equity Division
2025	1,352	$54.693942	$73,956	0.00%	0.00%	13.74%
2024	1,183	48.086216	56,880	0.23	0.00	25.84
2023	1,088	38.211229	41,534	0.36	0.00	26.90
2022	876	30.111716	26,355	0.49	0.00	(18.47)
2021	615	36.931533	22,711	0.40	0.00	23.48
U.S. Strategic Equity Division
2025	154	$59.063921	$9,091	0.69%	0.00%	14.43%
2024	160	51.614127	8,248	0.92	0.00	20.50
2023	167	42.832166	7,106	0.79	0.00	26.29
2022	155	33.915304	5,230	0.60	0.00	(20.86)
2021	149	42.853358	6,412	0.56	0.00	20.40
U.S. Small Cap Equity Division
2025	109	$59.517751	$6,460	0.69%	0.00%	8.34%
2024	118	54.934915	6,505	1.71	0.00	8.53
2023	103	50.617177	5,195	0.69	0.00	13.61
2022	97	44.554659	4,297	0.20	0.00	(15.96)
2021	87	53.013410	4,630	0.24	0.00	25.79
Global Real Estate Securities Division
2025	1,572	$63.592642	$99,987	4.31%	0.00%	8.59%
2024	1,305	58.560099	76,465	2.21	0.00	1.42
2023	1,093	57.742240	63,068	1.79	0.00	10.55
2022	813	52.232355	42,483	1.30	0.00	(26.77)
2021	600	71.324137	42,755	4.90	0.00	27.19
International Developed Markets Division
2025	817	$36.225708	$29,599	1.99%	0.00%	28.64%
2024	809	28.161237	22,775	3.05	0.00	2.78
2023	720	27.400732	19,736	1.34	0.00	16.26
2022	653	23.567997	15,401	0.00	0.00	(13.04)
2021	564	27.103303	15,291	2.56	0.00	12.66
Strategic Bond Division
2025	1,347	$27.705348	$37,313	4.67%	0.00%	7.35%
2024	1,219	25.807502	31,485	5.22	0.00	0.83
2023	922	25.595678	23,590	3.02	0.00	4.02
2022	737	24.607660	18,151	2.53	0.00	(14.28)
2021	641	28.706174	18,381	0.93	0.00	(1.82)
LifePoints Moderate Strategy Division
2025	34	$22.894820	$786	4.13%	0.00%	12.24%
2024	38	20.398355	776	3.58	0.00	6.48
2023	42	19.156108	818	1.52	0.00	11.32
2022	42	17.208370	734	1.81	0.00	(15.65)
2021	38	20.401736	791	6.25	0.00	8.23

* For the period July 1, 2025 (commencement of operations) to December 31, 2025.

** Computed on an annualized basis.

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
				Dividend
				Income as
	Units			a % of
	Outstanding		Net Assets	Average Net	Expense	Total
	(000’s)	Unit Value	(000’s)	Assets	Ratio (1)	Return (1)
LifePoints Balanced Strategy Division
2025	331	$26.347710	$8,719	3.74%	0.00%	14.96%
2024	333	22.919261	7,652	2.89	0.00	9.48
2023	150	20.934448	3,158	1.42	0.00	14.52
2022	173	18.279960	3,162	1.78	0.00	(16.35)
2021	164	21.853460	3,600	5.39	0.00	13.04
LifePoints Aggressive Strategy Division
2025	138	$28.800587	$3,985	3.32%	0.00%	17.45%
2024	143	24.522311	3,479	2.50	0.00	11.94
2023	185	21.906336	4,059	0.82	0.00	17.96
2022	183	18.571091	3,394	1.41	0.00	(17.20)
2021	160	22.430026	3,572	4.69	0.00	17.44
LifePoints Equity Aggressive Strategy Division
2025	66	$28.245345	$1,865	4.00%	0.00%	18.47%
2024	60	23.842459	1,445	2.20	0.00	13.09
2023	54	21.082246	1,158	0.63	0.00	19.52
2022	57	17.639237	999	1.18	0.00	(17.68)
2021	51	21.427646	1,100	6.05	0.00	19.61

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Policyowners of Northwestern Mutual Variable Life Account II

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of Northwestern Mutual Variable Life Account II indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of Northwestern Mutual Variable Life Account II as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division (1)	Small Cap Growth Stock Division (1)	Inflation Managed Division (1)	The Bond Division of America (2)
Focused Appreciation Division (1)	Index 600 Stock Division (1)	High Yield Bond Division (1)	Capital World Bond Division (2)
Large Cap Core Stock Division (1)	Small Cap Value Division (1)	Multi-Sector Bond Division (1)	American High-Income Trust Division (2)
Large Cap Blend Division (1)	International Growth Division (1)	Active/Passive Conservative Division (2)	International Index V.I. Division (2)
Index 500 Stock Division (1)	Research International Core Division (1)	Active/Passive Balanced Division (1)	Total Return V.I. Division (2)
Large Company Value Division (1)	International Equity Division (1)	Active/Passive Moderate Division (1)	CVP Small Cap Value Division (2)
Domestic Equity Division (1)	Emerging Markets Equity Division (1)	Active/Passive Aggressive Division (2)	Credit Suisse Trust Commodity Return Strategy Division (1)
Equity Income Division (1)	Government Money Market Division (1)	Active/Passive Very Aggressive Division (2)	Fidelity VIP Mid Cap Division (1)
Mid Cap Growth Stock Division (1)	Short-Term Bond Division (1)	Growth Division (2)	Fidelity VIP Contrafund Division (1)
Index 400 Stock Division (1)	Select Bond Division (1)	Global Growth Division (2)	Fidelity VIP Value Strategies Division (2)
Mid Cap Value Division (1)	Long-Term U.S. Government Bond Division (1)	New World Division (2)	Fidelity VIP Healthcare Division (2)
LifePoints Moderate Strategy Division (1)	LifePoints Balanced Strategy Division (1)	LifePoints Aggressive Strategy Division (1)	LifePoints Equity Aggressive Strategy Division (1)

Fidelity VIP Technology Division (2)	Real Estate Securities Trust Division (2)	U.S. Strategic Equity Division (1)	International Developed Markets Division (1)
Fidelity VIP Bond Index Division (2)	Strategic Income Opportunities Trust Division (2)	U.S. Small Cap Equity Division (1)	Strategic Bond Division (1)
Disciplined Value International Trust Division (2)	AMT Quality Equity Division (1)	Global Real Estate Securities Division (1)
(1) Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025, and 2024
(2) Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the year ended December 31, 2025

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of Northwestern Mutual Variable Life Account II based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of Northwestern Mutual Variable Life Account II in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the custodians and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 24, 2026

We have served as the auditor of one or more of the divisions of Northwestern Mutual Variable Life Account II since 2007.

The Northwestern Mutual

Life Insurance Company

Statutory Financial Statements and

Supplementary Information

December 31, 2025, 2024 and 2023

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of financial position as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in surplus, and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the statements of financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

February 17, 2026

The Northwestern Mutual Life Insurance Company

Statutory Statements of Financial Position

(in millions)

	December 31,
	2025	2024

Assets:
Bonds	$210,008	$201,544
Mortgage loans	60,066	57,078
Policy loans	21,044	20,039
Common and preferred stocks	3,768	3,340
Real estate	2,963	2,791
Other investments	35,715	30,865
Cash and short-term investments	5,089	8,052

Total investments	338,653	323,709

Due and accrued investment income	3,126	2,898
Net deferred tax assets	3,334	2,876
Deferred premium and other assets	6,054	5,047
Admitted disallowed interest maintenance reserve	3,452	3,122
Separate account assets	44,395	40,672

Total assets	$399,014	$378,324

Liabilities and surplus:
Policy benefit reserves	$277,135	$264,219
Deposit funds	17,453	15,798
Policyowner dividends payable	9,260	8,255
Asset valuation reserve	9,184	8,350
Other liabilities	8,188	9,256
Separate account liabilities	44,395	40,672

Total liabilities	365,615	346,550

Surplus:
Surplus notes	5,496	4,491
Special surplus fund	3,452	3,122
Unassigned surplus	24,451	24,161

Total surplus	33,399	31,774

Total liabilities and surplus	$399,014	$378,324

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Operations

(in millions)

	For the years ended
	December 31,

	2025	2024	2023

Revenue:
Premiums	$24,691	$23,318	$22,003
Net investment income	15,485	13,815	13,224
Other income	1,043	976	896

Total revenue	41,219	38,109	36,123

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	14,715	15,956	12,818
Net additions to policy benefit reserves	13,469	10,592	11,973
Net transfers from separate accounts	(1,474)	(1,499)	(1,007)

Total benefits	26,710	25,049	23,784

Commissions and operating expenses	4,379	4,245	4,216

Total benefits and expenses	31,089	29,294	28,000

Gain from operations before dividends and taxes	10,130	8,815	8,123

Policyowner dividends	9,275	8,256	7,371

Gain from operations before taxes	855	559	752
Income tax expense (benefit)	24	(98)	5

Net gain from operations	831	657	747
Net realized capital losses	(334)	(96)	(36)

Net income	$497	$561	$711

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Changes in Surplus

(in millions)

	For the years ended

	December 31,
	2025	2024	2023

Beginning of year balance	$31,774	$30,310	$29,885

Net income	497	561	711

Change in net unrealized capital gains and losses	564	807	117

Change in net deferred tax assets	490	195	608

Change in nonadmitted assets	(123)	96	(305)

Change in asset valuation reserve	(835)	(464)	(709)

Change in surplus notes	1,005	5	5

Other surplus changes	27	264	(2)

Net increase in surplus	1,625	1,464	425

End of year balance	$33,399	$31,774	$30,310

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Cash Flows

(in millions)

	For the years ended December 31,
	2025	2024	2023

Cash flows from operating activities:
Premiums and other income received	$17,491	$16,934	$15,560
Investment income received	13,668	12,600	11,466
Benefit and dividend payments to policyowners and beneficiaries	(14,351)	(15,315)	(12,301)
Net transfers from separate accounts	1,433	1,462	968
Commissions, expenses and taxes paid	(3,700)	(3,198)	(3,558)

Net cash provided by operating activities	14,541	12,483	12,135

Cash flows applied to investing activities:
Proceeds from investments sold or matured:
Bonds	51,024	44,983	36,091
Mortgage loans	4,039	3,607	4,025
Common and preferred stocks	604	229	403
Real estate	161	391	112
Other investments	4,085	3,333	1,995

Subtotal proceeds from investments	59,913	52,543	42,626

Cost of investments acquired:
Bonds	(59,383)	(56,318)	(40,581)
Mortgage loans	(7,002)	(7,454)	(5,603)
Common and preferred stocks	(1,866)	(420)	(356)
Real estate	(317)	(174)	(77)
Other investments	(9,885)	(3,211)	(4,213)

Subtotal cost of investments acquired	(78,453)	(67,577)	(50,830)

Net outflows of policy loans	(708)	(808)	(1,107)

Net cash applied to investing activities	(19,248)	(15,842)	(9,311)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	1,000	-	-
Net inflows on deposit-type contracts	1,257	2,355	1,713
Other cash provided (applied)	(513)	230	(187)

Net cash provided by financing and miscellaneous sources	1,744	2,585	1,526

Net (decrease) increase in cash and short-term investments	(2,963)	(774)	4,350

Cash and short-term investments, beginning of year	8,052	8,826	4,476

Cash and short-term investments, end of year	$5,089	$8,052	$8,826

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Cash Flows (supplemental)

(in millions)

	For the years ended
	December 31,
	2025	2024	2023

Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the statutory statements of cash flows:

Operating:
Dividends used to pay premiums and loans	$7,911	$7,072	$6,543
Capitalized interest and payment in-kind investment income	1,071	994	890
Other policyowner contract activity	432	409	380
Employee benefit and compensation plan expenses	219	210	200

Investing:
Net asset transfers with affiliated entities	3,233	393	2,017
Bond refinancings and exchanges	2,124	1,199	1,787
Mortgage loan refinancings and transfers	1,657	1,577	788
Revised statutory accounting investment definitions	778	-	-
Net policy loan activity	373	381	359
Net premium loan activity	118	136	144
Other investment exchanges	15	355	1,174

Financing and Miscellaneous:
Deposit-type contract deposits and interest credited	289	326	349

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

1.	Basis of Presentation

The accompanying statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the Company). The Company offers life, annuity and disability insurance products to the personal, business and estate markets throughout the United States of America.

As part of an affiliated reinsurance agreement, the Company assumes the risks associated with the long-term care policies issued by its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (NLTC). See Note 9 for more information regarding reinsurance and its impacts on the Company’s statutory financial statements.

These statutory financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI) (statutory basis of accounting or SAP), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (NAIC). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statutory statements of operations, are defined differently, (5) majority-owned subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted, (8) current expected credit losses (CECL) are based on expected credit losses rather than incurred losses, and (9) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s statutory financial statements attributable to the differences between the statutory basis of accounting and GAAP are expected to be material.

Permitted Accounting Practice

The Company has been granted a permitted accounting practice from the Office of the Commissioner of Insurance of the State of Wisconsin, originally effective December 31, 2022, that allows for the full admissibility of the Company’s net negative interest maintenance reserve (IMR) balance. During 2023, the NAIC adopted Interpretation 23-01 Net Negative (Disallowed) Interest Maintenance Reserve (INT 23-01), which allows the admission of a net negative IMR balance up to 10% of adjusted general account capital and surplus (10% Surplus Threshold), subject to certain conditions. Subsequent to this adoption, the Company’s permitted practice was amended (effective December 31, 2023, until further notice) to reflect the Company being subject to the terms of the INT 23-01 provisions and to permit the continued full admission of the Company’s total net negative IMR above the 10% Surplus Threshold.

As of December 31, 2025 and 2024, the Company’s adjusted capital and surplus as determined under INT 23-01 was $26.8 billion and $25.6 billion, respectively. As of December 31, 2025, the Company’s net negative IMR balance exceeded the 10% Surplus Threshold by $774 million and its net negative IMR balance of $3,452 million was fully admitted. The Company’s net negative IMR balance represents 13% of its adjusted capital and surplus as of December 31, 2025. The Company allocated an amount equal to its admitted net negative IMR balance of $3,452 million to a special surplus fund as of December 31, 2025 as required by INT 23-10. The Company does not maintain separate account IMR.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The permitted practice is subject to certain conditions, which were and have been met by the Company. As of December 31, 2025 and 2024, if the Company had not used the above permitted practice, a risk-based capital regulatory event would not have been triggered. A reconciliation of the Company’s net income and surplus between NAIC SAP and practices prescribed and permitted by the state of Wisconsin is shown below:

	For the year ended December 31,
	2025	2024	2023
	(in millions)
Net Income, Wisconsin State Basis	$497	$561	$711

State Permitted Practices:
Allowance of net negative IMR in excess of 10% Surplus Threshold	-	-	-

Net Income, NAIC SAP	$497	$561	$711

	December 31,
	2025	2024
	(in millions)
Statutory Surplus, Wisconsin State Basis	$33,399	$31,774
State Permitted Practices:
Allowance of net negative IMR in excess of 10% Surplus Threshold	(774)	(567)

Statutory Surplus, NAIC SAP	$32,625	$31,207

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies. Policy loans earn interest at either a fixed or variable rate, based on either an election that is made by the policyowner or, for certain policies, as specified by the contract. If a variable rate is elected or specified by the contract, the rate will be reset annually. Policy loans are reported at the unpaid principal balance, which approximates fair value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Cash and Short-term Investments

Cash and short-term investments include cash deposits, securities that have maturities of one year or less at purchase, money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Most variable annuity and certain variable universal life policyowners also have the option to invest in fixed-rate investment options, which are supported by the assets held in the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Policy Benefit Reserves

Policy benefit reserves generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the OCI. These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s policy benefit reserves.

Deposit Funds

Deposit funds include liabilities for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. See Note 5 for more information regarding the Company’s deposit funds.

Policyowner Dividends

All life and disability insurance policies and certain annuity policies issued by the Company are participating. All long-term care insurance policies issued by NLTC are also participating. Annually, the Company’s Board of Trustees (at its discretion) approves the amount and allocation, if any, of dividends among groups of policies issued by the Company, based on management’s recommendation. The payment of dividends on any particular policy is not guaranteed. Dividends are accrued and charged to operations when approved. The liability for policyowner dividends includes the estimated amount of annual and termination dividends. Termination dividends are additional dividends payable on whole life insurance policies upon surrender, maturity or, for policies issued in one state, death. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, or use them as follows: reduce future premiums due, purchase additional insurance benefits, repay policy loans, or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay premiums are reported as premiums in the statutory statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the statutory statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of annual dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of annual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year. The fact that the Company guarantees a minimum aggregate payment of annual dividends in one year does not obligate the Company to declare a dividend in future years or to guarantee any portion of dividends that may be declared in future years.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Interest Maintenance Reserve

The Company is required to maintain an IMR. The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the hedged item. See Note 1 for disclosure of the impact of the Company’s application of a permitted accounting practice with regard to its net negative IMR balance.

INT 23-01 requires the following disclosures related to the admittance of net negative IMR. The following statements apply for the periods ending December 31, 2025 and 2024:

a. Fixed income investments generating IMR losses comply with the Company’s documented investment or liability management policies.

b. IMR losses for fixed income related derivatives are all in accordance with prudent and documented risk management procedures, in accordance with the Company’s derivative use plan and reflect symmetry with historical treatment in which unrealized derivative gains were reversed to IMR and amortized in lieu of being recognized as realized gains upon derivative termination.

c. Any deviation to the above statements was either because of a temporary and transitory timing issue or related to a specific event, such as a reinsurance transaction, that mechanically made the cause of IMR losses not reflective of reinvestment activities.

d. Asset sales were not compelled by liquidity pressures (e.g., to fund significant cash outflows including, but not limited to excess withdrawals and collateral calls).

At December 31, 2025, the unamortized IMR balance included the following capital gains and losses related to derivatives carried at fair value upon termination:

	(in millions)
	Gains	Losses
Unamortized Fair Value Derivative Gains & Losses Realized to IMR - December 31, 2024	$1,609	$(2,220)
Fair Value Derivative Gains & Losses Realized to IMR - Added in 2025	341	(426)
Fair Value Derivative Gains & Losses Amortized in 2025	76	(100)

Unamortized Fair Value Derivative Gains & Losses Realized to IMR - December 31, 2025	$1,875	$(2,545)

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (AVR). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the statutory statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from revenue in the statutory statements of operations. Disability and long- term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with repurchase agreements and interest expense related to the Company’s surplus notes. Accrued investment income more than ninety days past due is a nonadmitted asset. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made. See Note 3 for more information regarding net investment income and repurchase agreements and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, maturity, disability and long-term care benefits, as well as payments on supplementary contracts and income annuities that include life contingencies. Benefit payments on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from benefits in the statutory statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating expenses, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred tax assets and liabilities represent the respective future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the statutory statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the statutory statements of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are charged or credited to operations in the year that such determination is made by the Company. The Company reports interest accrued or released related to contingent tax liabilities in current income taxes or tax benefit.

See Note 10 for more information on the Company’s income taxes.

Information Technology Equipment and Software

The cost of information technology (IT) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $46 million and $44 million at December 31, 2025 and 2024, respectively, are included in other assets in the statutory statements of financial position and are net of accumulated depreciation of $140 million and $115 million, respectively. Non-operating system software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statutory statements of financial position. These amounts were $609 million and $585 million at December 31, 2025 and 2024, respectively. Depreciation expense for IT equipment and software totaled $241 million, $220 million and $198 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statutory statements of financial position. These amounts were $80 million and $86 million at December 31, 2025 and 2024, respectively. Depreciation expense for furniture, fixtures and equipment totaled $12 million, $14 million and $16 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Corporate Owned Life Insurance

The Company holds corporate-owned life insurance (COLI) both directly and indirectly through a wholly-owned subsidiary to provide protection against key-person risk for certain qualified employees and to help fund certain future employee benefit expenses.

See Note 3 for more information regarding COLI held indirectly through a wholly-owned subsidiary which had cash surrender value invested in common stock at both December 31, 2025 and 2024.

During 2025, the Company directly acquired a $1.0 billion policy. This policy is included in deferred premium and other assets in the Statement of Financial Position and carried at cash surrender value with changes in cash surrender value reported in other income in the Statutory Statement of Operations. The policy was purchased in late 2025 and the cash surrender value is expected to be invested in a diversified portfolio that may consist of bonds, stocks and other investments.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), derivatives, prepaid expense, and certain equity-method investments in entities for which audits are not performed, are excluded from assets and surplus in the statutory statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the statutory statements of changes in surplus.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Foreign Currency Translation

The majority of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bonds, mortgage loans, stocks, and other investments denominated in foreign currencies. The Company also has outstanding funding agreements denominated in a foreign currency under the Funding Agreement Backed Note (FABN) program described in Note 5. Investments or funding agreements denominated in a foreign currency are remeasured to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in exchange rates are reported as a change in net unrealized capital gains and losses until the related investment or funding agreement is sold or matures, or if the related investment is determined to be other-than-temporarily impaired, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt or payment of foreign-denominated interest or dividends, are remeasured to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Accounting Pronouncements Adopted

In August 2023, the NAIC adopted revisions to SSAP No. 26 and SSAP No. 43 for the principles-based bond definition, which included consideration of factors to determine whether investments qualify for reporting on an insurer’s statutory financial statements as a bond. Effective January 1, 2025, the Company adopted the new guidance on a prospective basis, along with corresponding changes within these Notes of the Statutory Financial Statements. Upon adoption, the Company reclassified investments with a book adjusted carrying value of $534 million from bonds to different investment types, which resulted in an impact to surplus of ($11) million.

New Asset Type	Statement Value of Securities Reclassified	Surplus Impact
	(in millions)
Mortgage loan	$18	$-
Preferred stock	232	(1)
Other investments	284	(10)

Total	$534	$(11)

Further revisions to SSAP No. 43 - Asset-Backed Securities included changes regarding when a reporting entity may utilize the prospective or retrospective method for assessing cash flows and prepayment assumptions. Under the new guidance, the prospective method can be applied to all asset-backed securities, or reporting entities can elect to utilize the retrospective adjustment method for specific asset-backed securities that are designated as high credit quality. See Note 3 for more information on the methods used to assess cash flows and prepayment assumptions for asset-backed securities.

In March 2024, the NAIC adopted revisions to expand and amend guidance within SSAP No. 93 to include all tax credit investments regardless of structure and type of state or federal tax credit program. On January 1, 2025, the Company adopted the new guidance on a prospective basis and reclassified investments with a book adjusted carrying value of $244 million from bonds to other investments, with no surplus impact. Additionally, per the amended guidance, the Company reported proportional amortization of tax credit investments as an expense component of net investment income in 2025, instead of reducing gross investment income as previously prescribed.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2025 through February 17, 2026, the date these statutory financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that no events subsequent to December 31, 2025 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

3.	Investments

Bonds

Bonds include debt instruments classified as either issuer credit obligations (ICO) or asset-backed securities (ABS). The Securities Valuation Office (SVO) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related designations. Bonds designated as “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the statutory financial statements at amortized cost less any other-than-temporary impairment. Bonds designated “6” (lowest quality) are reported at the lower of amortized cost or fair value. SVO-identified funds include certain SVO approved bond exchange-traded fund investments and are reported at fair value. The interest method is used to amortize any purchase premium or discount to net investment income, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually and are used to adjust net investment income for changes in the estimated yield to maturity. For years ended December 2024 and 2023, prepayment assumptions were updated using the retrospective method. Effective January 1, 2025, following a revision to SSAP No. 43, the Company elected to use the retrospective adjustment method for all agency mortgage-backed securities (MBS) and the prospective adjustment method for all other asset-backed securities. There was no impact to surplus resulting from the election in 2025.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The statement value and fair value of bonds at December 31, 2025 and 2024, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2025	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
Issuer credit obligations
U.S. Government obligations	$3,975	$23	$(84)	$3,914
Non-U.S. sovereign jurisdiction	4,898	89	(111)	4,876
Municipal bonds - general obligations	1,286	15	(64)	1,237
Municipal bonds - special revenue	3,178	20	(318)	2,880
Project finance bonds	4,476	24	(468)	4,032
Corporate bonds	125,678	1,410	(6,982)	120,106
Bonds issued by funds representing operating entities	8,121	61	(470)	7,712
Single entity backed obligations	4,580	40	(229)	4,391
SVO identified funds	1,389	-	-	1,389
Bank loans	3,709	39	(82)	3,666

Total issuer credit obligations	161,290	1,721	(8,808)	154,203
Asset-backed securities
Agency residential MBS (exempt)	1,258	28	(14)	1,272
Agency commercial MBS (non-exempt)	120	2	(1)	121
Agency residential MBS (non-exempt)	14,956	158	(1,152)	13,962
Non-agency commercial MBS	5,801	49	(89)	5,761
Non-agency residential MBS	2,930	25	(67)	2,888
Non-agency - CLOs/CBOs/CDOs (1)	9,118	13	(3)	9,128
Other financial ABS (2)	7,045	56	(57)	7,044
Equity backed - non-self liquidating	1,535	14	(10)	1,539
Lease-backed - practical expedient	1,257	21	(6)	1,272
Lease-backed - full analysis	2,251	31	(38)	2,244
Other non-financial ABS - practical expedient (3)	936	7	(1)	942
Other non-financial ABS - full analysis (3)	1,511	19	(49)	1,481

Total asset-backed securities	48,718	423	(1,487)	47,654

Total bonds	$210,008	$2,144	$(10,295)	$201,857

(1)	Collateralized Loan Obligation (“CLO”)/Collateralized Bond Obligation (“CBO”)/ Collateralized Debt Obligation (“CDO”).
(2)	Includes securities backed by pools of assets such as auto loans, student loans, and credit card loans.
(3)	Includes securities backed by cash generating non-financial assets such as franchising fees, royalties and intellectual property.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

December 31, 2024	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$4,228	$2	$(138)	$4,092
States, territories, and possessions	938	3	(64)	877
Political subdivisions	293	2	(17)	278
Special revenue and assessments	20,142	41	(2,241)	17,942
All foreign governments	3,606	3	(255)	3,354
Hybrid securities	681	9	(6)	684
SVO-identified funds	280	—	—	280
Industrial and miscellaneous	171,376	815	(12,239)	159,952

Total bonds	$201,544	$875	$(14,960)	$187,459

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Statement value of bonds by NAIC designation category at December 31, 2025 and 2024 was as follows:

December 31, 2025	NAIC Designation

	1	2	3	4	5	6	Total
	(in millions)

Issuer credit obligations

U.S. Government obligations	$3,975	$-	$-	$-	$-	$-	$3,975

Non-U.S. sovereign jurisdiction	1,906	2,911	81	-	-	-	4,898

Municipal bonds - general obligations	1,286	-	-	-	-	-	1,286

Municipal bonds - special revenue	3,089	89	-	-	-	-	3,178

Project finance bonds	1,084	3,186	117	76	-	13	4,476

Corporate bonds	63,301	53,094	6,015	2,400	810	58	125,678

Bonds issued by funds representing operating entities	3,861	4,148	60	27	25	-	8,121

Single entity backed obligations	3,279	1,137	59	105	-	-	4,580

SVO identified funds	10	453	-	926	-	-	1,389

Bank loans	1	20	517	1,380	1,337	454	3,709

Total issuer credit obligations	81,792	65,038	6,849	4,914	2,172	525	161,290

Asset-backed securities

Agency residential MBS (exempt)	1,258	-	-	-	-	-	1,258

Agency commercial MBS (non-exempt)	83	37	-	-	-	-	120

Agency residential MBS (non-exempt)	14,956	-	-	-	-	-	14,956

Non-agency commercial MBS	5,741	38	-	6	10	6	5,801

Non-agency residential MBS	2,182	698	-	49	-	1	2,930

Non-agency - CLOs/CBOs/ CDOs	9,098	20	-	-	-	-	9,118

Other financial ABS	5,350	1,431	132	125	2	5	7,045

Equity backed - non-self liquidating	1,453	82	-	-	-	-	1,535

Lease-backed - practical expedient	1,029	228	-	-	-	-	1,257

Lease-backed - full analysis	1,888	357	6	-	-	-	2,251

Other non-financial ABS - practical expedient	836	100	-	-	-	-	936

Other non-financial ABS - full analysis	322	1,160	29	-	-	-	1,511

Total asset-backed securities	44,196	4,151	167	180	12	12	$48,718

Total bonds	$125,988	$69,189	$7,016	$5,094	$2,184	$537	$210,008

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

December 31, 2024	NAIC Designation

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$4,228	$-	$-	$-	$-	$-	$4,228

States, territories, and possessions	938	-	-	-	-	-	938

Political subdivisions	293	-	-	-	-	-	293

Special revenue and assessments	20,016	106	20	-	-	-	20,142

All foreign governments	1,407	2,166	33	-	-	-	3,606

Hybrid securities	-	495	171	15	-	-	681

SVO-identified funds	-	280	-	-	-	-	280

Industrial and miscellaneous	92,489	66,362	5,680	3,848	2,602	395	171,376

Total bonds	$119,371	$69,409	$5,904	$3,863	$2,602	$395	$201,544

Based on statement value, 93% and 94% of the Company’s bond portfolio was designated investment grade (i.e., designated 1 or 2 by the NAIC) as of December 31, 2025 and 2024, respectively.

Statement value and fair value of asset-backed securities at December 31, 2025 and structured securities at December 31, 2024, aggregated by investment grade or below investment grade (i.e., designated 3, 4, 5 or 6 by the NAIC), were as follows:

December 31, 2025	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)
Residential mortgage-backed:
Agency	$16,214	$15,234	$ -	$ -	$ 16,214	$15,234
Other prime	238	227	-	-	238	227
Other non-prime	2,642	2,611	50	50	2,692	2,661
Commercial mortgage-backed:
Agency	120	121	-	-	120	121
Non-agency	5,779	5,742	22	19	5,801	5,761
Non-agency - CLOs/CBOs/CDOs	9,118	9,128	-	-	9,118	9,128
Financial asset-backed
Equity backed	1,535	1,539	-	-	1,535	1,539
Other financial ABS	6,782	6,782	264	263	7,046	7,045
Non-financial asset-backed
Lease-backed	3,502	3,511	6	5	3,508	3,516
Other non-financial ABS	2,417	2,393	29	30	2,446	2,423

Total asset-backed securities	$48,347	$47,288	$371	$367	$48,718	$47,655

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

December 31, 2024	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)
Residential mortgage-backed:
U.S. Government agencies	$16,159	$14,450	$ -	$ -	$16,159	$14,450
Other prime	193	189	1	1	194	190
Other below-prime	2,160	2,094	26	25	2,186	2,119
Commercial mortgage-backed:
U.S. Government agencies	20	18	-	-	20	18
Conduit	5,272	5,048	26	20	5,298	5,068
Other asset-backed	20,520	20,226	340	325	20,860	20,551

Total structured securities	$44,324	$42,025	$ 393	$371	$44,717	$42,396

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2025 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees. Securities without a maturity date, which are payable on demand and in good standing, are included within the one year or less category.

	Statement	Fair
	Value	Value

	(in millions)

Due in one year or less	$13,274	$13,256

Due after one year through five years	52,653	52,390

Due after five years through ten years	52,196	51,717

Due after ten years through twenty years	36,023	34,026

Due after twenty years	59,794	54,401

Total	$213,940	$205,790

Mortgage Loans

Mortgage loans consist primarily of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $182 million and $128 million at December 31, 2025 and 2024, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2025 and 2024 was as follows:

December 31, 2025	United States of America
	East	Midwest	South	West	Foreign	Total
	(in millions)

Apartment	$10,816	$3,020	$7,202	$11,468	$-	$32,506

Office	2,140	326	1,177	2,930	-	6,573

Retail	886	304	1,030	1,140	-	3,360

Warehouse/Industrial	4,546	1,494	1,190	4,951	248	12,429

Manufactured housing	280	322	1,789	1,860	200	4,451

Other	196	249	159	143	-	747

Total	$18,864	$5,715	$12,547	$22,492	$448	$60,066

December 31, 2024	United States of America
	East	Midwest	South	West	Foreign	Total

	(in millions)

Apartment	$10,522	$3,203	$6,512	$10,899	$-	$31,136

Office	2,439	345	1,171	3,024	-	6,979

Retail	1,086	299	1,011	1,171	-	3,567

Warehouse/Industrial	3,679	1,271	787	4,222	111	10,070

Manufactured housing	297	325	2,082	1,735	186	4,625

Other	155	263	162	121	-	701

Total	$18,178	$5,706	$11,725	$21,172	$297	$57,078

The Company has mortgage loans where co-lending or participation arrangements are in place with unaffiliated third parties. Mortgage loans with co-lending or participation arrangements totaled $1.3 billion and $2.0 billion at December 31, 2025 and 2024, respectively.

Interest rates and loan-to-value (LTV) ratio information for the Company’s mortgage loans originated or refinanced during 2025 and 2024 is summarized below.

For mortgage loans originated or refinanced during:	2025	2024

Minimum interest rate	4.40%	4.80%

Maximum interest rate	7.69%	8.13%

Weighted-average LTV	55%	55%

Maximum LTV	74%	66%

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. At December 31, 2025 and 2024, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 55% and 56%, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2025 and 2024 was as follows:

December 31, 2025	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)

Apartment	$9,251	$20,203	$2,723	$329	$32,506

Office	2,726	1,915	709	1,223	6,573

Retail	1,433	1,643	232	52	3,360

Warehouse/Industrial	4,769	7,456	204	-	12,429

Manufactured housing	2,831	1,620	-	-	4,451

Other	359	377	-	11	747

Total	$21,369	$33,214	$3,868	$1,615	$60,066

December 31, 2024	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)

Apartment	$8,322	$19,341	$3,209	$264	$31,136

Office	1,879	2,858	1,026	1,216	6,979

Retail	1,147	2,008	271	141	3,567

Warehouse/Industrial	3,823	6,084	163	-	10,070

Manufactured housing	2,446	2,159	20	-	4,625

Other	420	227	-	54	701

Total	$18,037	$32,677	$4,689	$1,675	$57,078

The aggregate statement value of mortgage loans with LTV in excess of 100% was $842 million and $1,028 million at December 31, 2025 and December 31, 2024, respectively.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company reported no realized capital losses related to troubled debt restructuring of mortgage loans for the year ended December 31, 2025, and reported $12 million in 2024. The Company had one restructured mortgage loan at the end of December 31, 2025 and none at the end of December 31, 2024.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the statutory statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at December 31, 2025 or 2024. The Company had no foreclosed mortgage loans at December 31, 2025 and had three foreclosed mortgage loans at December 31, 2024. All remaining mortgage loans were current on principal payments and contractual interest as of December 31, 2025 and December 31, 2024 The Company recognized other-than-temporary impairment losses on mortgage loans of $91 million and $43 million for the years ended December 31, 2025 and 2024, respectively.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $2,906 million and $2,727 million included in the statutory statements of financial position at December 31, 2025 and 2024, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated subsidiaries.

Redeemable preferred stocks designated 1, 2 or 3 by the NAIC are reported at amortized cost. Redeemable preferred stocks designated 4, 5 or 6 by the NAIC are reported at the lower of amortized cost or fair value. Perpetual preferred stocks are reported at the lower of fair value or the currently effective call price for the stock. At December 31, 2025 and 2024, the statutory statements of financial position included $862 million and $613 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach.

See Note 14 for more information regarding the fair value of the Company’s investments in common and preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income or the present value of future cash flows generated by the property.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2025 and 2024 was as follows:

December 31, 2025	East	Midwest	South	West	Total

	(in millions)

Apartment	$297	$132	$235	$482	$1,146

Office	217	960	45	-	1,222

Warehouse/Industrial	269	-	-	197	466

Other	16	21	92	-	129

Total	$799	$1,113	$372	$679	$2,963

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

December 31, 2024	East	Midwest	South	West	Total

	(in millions)

Apartment	$297	$136	$241	$560	$1,234

Office	207	696	47	-	950

Warehouse/Industrial	278	-	-	198	476

Other	16	20	95	-	131

Total	$798	$852	$383	$758	$2,791

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $958 million and $696 million at December 31, 2025 and 2024, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (JVs) and limited liability companies (LLCs). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. Whether held directly by the Company or indirectly through its investment holding companies, partnerships, JVs, and LLCs are reported in the statutory statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The statement value of other investments held directly or indirectly by the Company at December 31, 2025 and 2024 was as follows:

	December 31,
	2025	2024

	(in millions)

Securities partnerships and LLCs	$13,989	$12,488

Common and preferred stocks	6,811	4,127

Bonds	3,842	4,135

Real estate JVs, partnerships and LLCs	3,670	3,757

COLI	1,627	1,345

Wholly owned real estate	1,200	1,146

Residential mortgage LLCs	1,181	-

Derivative instruments	1,157	1,849

Tax credit investments	978	763

Cash and short-term investments	727	679

Structured settlements	597	604

Other net assets (liabilities)	(64)	(28)

Total	$35,715	$30,865

For securities partnerships and LLCs, residential mortgage LLCs, bonds, common and preferred stocks, COLI, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. See Note 4 for more information regarding the Company’s use of derivatives. For real estate related investments (including JVs, partnerships and LLCs), structured settlements, and tax credit investments, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit investments support affordable

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

housing, economic development, and revitalization in underserved areas. The amount of tax credits and other tax benefits recognized for 2025 and 2024 was $221 million and $167 million, respectively. The amount of unused tax credits for 2025 was $200 million. Full utilization of the unused tax credits is expected based on forecasts of future taxable income which account for future reversals of taxable temporary differences, as well as future taxable income exclusive of reversing temporary differences and carryforwards. The projected generation of non-transferable tax credits for each of the next 5 years and thereafter is as follows:

Projected generation of non- transferable tax credits
(in millions)
Year 1	$225
Year 2	$186
Year 3	$169
Year 4	$149
Year 5	$132
Thereafter	$413

See Note 10 for more information regarding the Company’s use of tax credits.

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (SCAs) are reported in the statutory statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2025 and 2024, the value of wholly-owned SCA investments were as follows:

	December 31, 2025			December 31, 2024

	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value
	(in millions)

NM Wealth Management Company	$277	$-	$277	$268	$-	$268

Total common stock SCAs [1]	277	-	277	268	-	268

NML Securities Holdings, LLC	17,021	-	17,021	15,938	-	15,938

NM TES, LLC	2,327	-	2,327	-	-	-

NML Real Estate Holdings, LLC	1,150	-	1,150	1,243	-	1,243

QOZ Holding Company, LLC ³	454	3	451	478	18	460

NM Investment Services, LLC	448	42	406	223	-	223

NM GP Holdings, LLC ³	188	127	61	190	131	59

NM Pebble Valley, LLC	170	-	170	137	-	137

Lake Emily Holdings, LLC ³	46	-	46	32	-	32

NM Strategic Asset Holdings, LLC	31	-	31	-	-	-

Wysh Holdings, LLC ³	20	3	17	33	5	28

NM Investment Management Company, LLC	19	19	-	18	18	-

Mason Street Advisors, LLC	8	8	-	8	8	-

GRO-SUB, LLC	3	3	-	3	3	-

NM Career Distribution Holdings, LLC	2	2	-	1	1	-

NM-SAS, LLC ³	1	-	1	-	-	-

Total other investment SCAs [2]	21,888	207	21,681	18,304	184	18,120

Total investments in SCAs	$22,165	$207	$21,958	$18,572	$184	$18,388

[1]	Reported in common and preferred stocks in the statutory statements of financial position.
[2]	Reported in other investments in the statutory statements of financial position.
[3]	The Company utilizes the look-through approach in valuing its investments in these non-audited entities.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Investment filings for all common stock SCAs were submitted to the NAIC during 2025. In all cases, the NAIC accepted the statement value. For all subsidiaries that are not audited and use the look-through approach permitted in SSAP No.97, the Company has admitted the value of underlying joint ventures, partnerships or LLC that have audited financial statements and any adjustments required by SSAP No. 97 or SSAP No. 48 have been made.

Net Investment Income

The sources of net investment income for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the years ended December 31,

	2025	2024	2023

		(in millions)

Bonds	$9,534	$9,024	$8,044

Mortgage loans	2,662	2,327	2,123

Common and preferred stocks	293	225	196

Real estate	291	314	322

Other investments	2,998	2,040	2,532

Policy loans	1,398	1,327	1,224

Amortization of IMR	(355)	(278)	(61)

Gross investment income	16,821	14,979	14,380

Less: investment expenses	1,336	1,164	1,156

Net investment income	$15,485	$13,815	$13,224

For the years ended December 31, 2025, 2024 and 2023 bond investment income included $50 million, $35 million and $12 million of prepayment fees, respectively, generated as a result of 129, 98 and 43 securities, respectively, tendered or otherwise redeemed as a result of a callable feature. At December 31, 2025 and 2024, the Company had $578 million and $539 million, respectively, of aggregate cumulative paid-in-kind interest included in the current principal value of bonds and mortgage loans in the statement of financial position. The amount of tax credit investment amortization recognized as a component of investment expenses during 2025 was $178 million.

Realized Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the statutory statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Realized capital gains and losses for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the year ended			For the year ended			For the year ended

	December 31, 2025			December 31, 2024			December 31, 2023

			Net			Net			Net

			Realized			Realized			Realized

	Realized	Realized	Gains	Realized	Realized	Gains	Realized	Realized	Gains

	Gains	Losses	(Losses)	Gains	Losses	(Losses)	Gains	Losses	(Losses)

	(in millions)

Bonds	$444	$(1,533)	$(1,089)	$383	$(1,698)	$(1,315)	$202	$(2,868)	$(2,666)
Mortgage loans	71	(176)	(105)	-	(58)	(58)	3	(41)	(38)
Common and preferred stocks	74	(40)	34	52	(37)	15	104	(21)	83
Real estate	96	-	96	150	(2)	148	58	-	58
Other investments	932	(1,072)	(140)	1,254	(1,273)	(19)	821	(1,073)	(252)

Subtotal	$1,617	$(2,821)	(1,204)	$1,839	$(3,068)	(1,229)	$1,188	$(4,003)	(2,815)

Less: IMR net gains (losses) before taxes			(866)			(1,192)			(2,921)
Less: Capital gains tax expense (benefit)			(4)			59			142

Net realized capital gains (losses)			$(334)			$(96)			$(36)

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $30 billion, $26 billion, and $26 billion for the years ended December 31, 2025, 2024 and 2023, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary impairment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the years ended December 31,
	2025	2024	2023
		(in millions)

Bonds	$(161)	$(16)	$(80)

Common and preferred stocks	(25)	(33)	(10)

Mortgage loans	(91)	(43)	(37)

Real estate JVs	(165)	(83)	(32)

Other investments	(121)	-	-

Total	$(563)	$(175)	$(159)

In addition to the realized capital losses above, $161 million, $108 million and $99 million of other-than-temporary impairments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2025, 2024 and 2023, respectively. The decline in the Company’s equity in these subsidiaries resulting from these impairments is reported in changes in net unrealized capital gains and losses in the statutory statements of changes in surplus.

Unrealized Capital Gains and Losses

Unrealized capital gains and losses include changes in the fair value of common stock, some bonds and some preferred stocks, other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans and are reported net of any related changes in deferred taxes in the statutory statements of changes in surplus. Changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated subsidiaries are also reported as changes in unrealized capital gains and losses. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

Changes in net unrealized capital gains and losses for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the years ended December 31,

	2025	2024	2023
		(in millions)

Bonds	$1,333	$(568)	$462

Mortgage loans	23	(22)	6

Common and preferred stocks	161	282	221

Deposit funds	(109)	45	(24)

Other investments	(812)	1,095	(487)

Subtotal	596	832	178

Change in deferred taxes	(32)	(25)	(61)

Change in net unrealized capital gains and (losses)	$564	$807	$117

Changes in net unrealized capital gains and losses for the years ended December 31, 2025, 2024 and 2023 included the reversal of previously unrealized capital gains of $2,088 million, $1,177 million and $1,920 million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated subsidiaries.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The amortized cost and fair value of bonds, common and preferred stocks, and other investments for which fair value declined and remained below cost at December 31, 2025 and 2024 were as follows:

	December 31, 2025

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)

Issuer credit obligations	$13,579	$13,169	$(410)	$78,309	$69,556	$(8,753)

Asset-backed securities	3,787	3,771	(16)	14,960	13,475	(1,485)

Common and preferred stocks	90	77	(13)	342	312	(30)
Other investments	—	—	—	29	27	(2)

Total	$17,456	$17,017	$(439)	$93,640	$83,370	$(10,270)

	December 31, 2024

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$39,899	$38,666	$(1,233)	$89,817	$77,300	$(12,517)

Structured securities	7,962	7,868	(94)	18,567	16,180	(2,387)

Common and preferred stocks	164	151	(13)	253	219	(34)

Total	$48,025	$46,685	$(1,340)	$108,637	$93,699	$(14,938)

Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances. These declines in fair value were primarily attributable to the impact of higher market interest rates with no specific credit concerns. As of December 31, 2025, the Company does not intend to sell these securities and believes it has the ability to hold these securities until the anticipated recovery of the remaining amortized cost basis.

For securities without a full SVO credit analysis performed that are current on principal and interest the statutory basis of accounting allows the Company to assign a NAIC designation of “5GI” to such securities for reporting purposes. At December 31, 2025 and 2024, the statement and fair values of NAIC 5GI securities were as follows:

	December 31, 2025
	Number of Securities	Statement Value	Fair Value
	($ in millions)
Issuer credit obligations	68	$1,516	$1,469
Preferred stock	3	13	13
Asset-backed securities	1	—	—

Total	72	$1,529	$1,482

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

	December 31, 2024
	Number of Securities	Statement Value	Fair Value
	($ in millions)
Bonds	84	$1,864	$1,802
Preferred stock	5	51	51
Structured securities	3	49	46

Total	92	$1,964	$1,899

Repurchase Agreements

The Company participates in bilateral and tri-party repurchase programs with U.S. domiciled unaffiliated third parties. The agreements under these programs require the Company to sell securities and simultaneously agree to repurchase the same (or substantially the same) securities prior to the securities reaching their maturity. These repurchase agreements are intended to enhance the yield of the Company’s investment portfolio. The agreements are accounted for as collateralized borrowings with the transferred security proceeds recorded as other liabilities in the statutory statements of financial position while the underlying securities continue to be recorded as investments by the Company. Investment earnings are recorded as net investment income and the difference between the transferred security proceeds and the amount at which the securities will be subsequently reacquired is amortized into net investment income as interest expense in the statutory statements of operations.

The Company manages counterparty and other risks associated with its repurchase program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 97% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received.

Cash collateral received, and the liability to return that collateral which is included within other liabilities in the statutory statements of financial position, had the following characteristics during 2025 and 2024:

For the quarter ended:	Maximum Balance	Ending Balance

	(in millions)

March 31, 2025	$3,225	$3,220

June 30, 2025	$3,237	$3,185

September 30, 2025	$3,190	$2,589

December 31, 2025	$2,603	$2,591

March 31, 2024	$2,518	$2,483

June 30, 2024	$3,059	$2,946

September 30, 2024	$3,306	$3,254

December 31, 2024	$3,256	$3,208

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

During 2025 and 2024, securities sold under repurchase agreements included the following characteristics:

For the quarter ended:	Maximum Balance (Fair Value)	Ending Balance (Fair Value)	Ending Balance (Statement Value)
For the quarter ended:	(Fair Value)	(Fair Value)	(Statement Value)
	(in millions)
March 31, 2025	$3,299	$3,287	$3,220
June 30, 2025	$3,305	$3,252	$3,185
September 30, 2025	$3,266	$2,643	$2,589
December 31, 2025	$2,661	$2,636	$2,591
March 31, 2024	$2,568	$2,537	$2,483
June 30, 2024	$3,130	$3,130	$2,946
September 30, 2024	$3,379	$3,321	$3,254
December 31, 2024	$3,331	$3,271	$3,208

The repurchase agreements have overnight contractual maturities. Securities sold under the repurchase agreements consisted of U.S. Treasury securities and U.S. Government agency-issued residential mortgage-backed securities. All securities sold had NAIC designations of 1.

The amortized cost, fair value and remaining term to maturity of reinvested repurchase agreement collateral held by the Company at December 31, 2025 and 2024 was as follows:

	December 31, 2025		December 31, 2024
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)
30 days or less	$597	$527	$721	$721
31-60 days	225	225	352	352
61-90 days	195	195	352	352
91-120 days	109	108	146	146
121-180 days	131	131	397	397
181-365 days	150	150	202	202
1-2 years	475	476	450	451
2-3 years	225	226	581	578
Over 3 years	488	489	5	5

Total	$2,595	$2,527	$3,206	$3,204

If the securities sold under the repurchase agreements or the reinvested collateral become less liquid, the Company has the liquidity resources within its general account available to meet potential cash demands when securities are required to be repurchased.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with the Federal Home Loan Bank of Chicago and other counterparties in connection with repurchase agreements and derivative transactions.

At December 31, 2025 and 2024, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. All restricted assets in the below table are admitted assets in 2025 and 2024. See Note 4 for more information regarding the Company’s derivative portfolio.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The statement value of restricted assets at December 31, 2025 and 2024, summarized by type of restriction, was as follows:

	December 31,
	2025	2024
	(in millions)
Loaned securities - repurchase agreements	$2,591	$3,208
Federal Home Loan Bank of Chicago pledged collateral	11,190	10,391
Derivative transactions	451	422
Federal Home Loan Bank of Chicago stock	149	158
Securities on deposit with states	3	3

Total restricted assets	$14,384	$14,182

Collateral Assets Received

The statement and fair values of collateral received at December 31, 2025 and 2024 were as follows:

	December 31, 2025		December 31, 2024

	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)		(in millions)
Repurchase agreement collateral	$2,591	$2,636	$3,208	$3,271
Derivative collateral	616	616	1,414	1,414
Mortgage loan escrow	126	126	135	135
Real estate escrow and security deposits	6	6	4	4

Total collateral assets	$3,339	$3,384	$4,761	$4,824

At both December 31, 2025 and 2024, derivative collateral received was less than $1 million related to the separate accounts. The obligation to return all other collateral received is reported as other liabilities in the statutory statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes, or otherwise do not meet the qualifications for statutory hedge accounting, are reported at fair value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The fair value of collateral held by the Company under derivative support agreements at December 31, 2025 and 2024 was as follows:

	December 31,
	2025	2024
	(in millions)
Bonds:
General Account	$546	$320
Separate Accounts	-	-

Total bond collateral	$546	$320

Cash:
General Account	$616	$1,414
Separate Accounts	-	-

Total cash collateral	$616	$1,414

Bond collateral held in the general account is not reported in the statutory statements of financial position. Cash collateral held in the general account is reported as cash and short-term investments in the statutory statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. Separate account cash collateral assets and related liabilities is reported in the separate account assets and liabilities, respectively, in the statutory statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The fair value of collateral posted by the Company at December 31, 2025 and 2024 was as follows:

	December 31,
	2025	2024
	(in millions)
Bonds posted for derivative support agreements:
General Account	$160	$116
Separate Accounts	1	2
Bonds posted for futures agreements:
General Account	123	89
Separate Accounts	15	14

Total bond collateral	$299	$221

Cash posted for derivative support agreements:
General Account	$137	$187
Separate Accounts	6	5
Cash posted for futures agreements:
General Account	-	-
Separate Accounts	9	9

Total cash collateral	$152	$201

Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the statutory statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow or fair value hedges, with the related derivative instrument reported at amortized cost in the statutory statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness.

Interest rate swaps are used to mitigate interest rate risk for investments in fixed and variable interest rate bonds and fixed rate liabilities over a period of up to 12 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans and liabilities denominated in foreign currencies over a period of up to 30 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans or those owed on liabilities for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the statutory statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The average fair value of outstanding derivative assets not designated as hedging instruments was $501 million and $506 million for the years ended December 31, 2025 and 2024, respectively. The average fair value of outstanding derivative liabilities not designated as hedging instruments was $104 million and $148 million for the years ended December 31, 2025 and 2024, respectively.

Interest rate caps and floors are used to mitigate the risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s debt instruments and insurance and annuity products. Interest rate caps and floors entitle the Company to pay or receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts paid or received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 10 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (TBA) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to purchase a substantially similar security for later settlement. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to 10 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Amounts received or paid on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Investment Replications

Interest rate swap replications are used to replicate a bond investment through the use of cash market instruments combined with an interest rate swap. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate and a specified fixed interest rate applied to the notional amount of the contract. Interest rate swap replications, including the derivative components, are reported at amortized cost.

Bond forward replications are used to replicate a long-term bond investment through the use of cash market instruments combined with a U.S. Treasury bond forward. U.S. Treasury bond forwards obligate the Company to buy or sell from a counterparty a specified security at a specified price at a future date. Bond forward replications, including the derivative components, are reported at amortized cost.

The effects of the Company’s use of derivative instruments on the statutory statements of financial position at December 31, 2025 and 2024 were as follows:

	December 31, 2025

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate swaps	$2,179	$-	$-	$10	$(31)

Foreign exchange contracts:

Foreign currency swaps	17,893	668	(654)	1,218	(465)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,375	6	-	6	-

Interest rate floors	1,666	8	-	8	-

Interest rate swaps	14,253	88	(85)	88	(85)

Swaptions	5,024	385	-	385	-

Fixed income futures	9,434	-	-	-	-

Fixed income forwards	719	2	-	2	-

Foreign exchange contracts:

Foreign currency swaps	32	-	(4)	-	(4)

Investment replications

Interest rate contracts:

Interest rate swaps	200	-	-	-	(6)

Bond forwards:

Bond forwards	3,231	-	-	20	(174)

Total derivatives		$1,157	$(743)	$1,737	$(765)

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

	December 31, 2024

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate swaps	$2,151	$-	$-	$1	$(87)

Foreign exchange contracts:

Foreign currency swaps	16,717	1,310	(81)	1,628	(121)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,705	19	-	19	-

Interest rate floors	2,319	15	-	15	-

Interest rate swaps	11,245	118	(127)	118	(127)

Swaptions	4,778	379	-	379	-

Fixed income futures	11,966	-	-	-	-

Fixed income forwards	442	-	(1)	-	(1)

Foreign exchange contracts:

Foreign currency swaps	76	8	(1)	8	(1)

Investment replications

Interest rate contracts:

Interest rate swaps	673	-	-	4	-

Bond forwards:

Bond forwards	1,971	-	-	-	(212)

Total derivatives		$1,849	$(210)	$2,172	$(549)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the statutory statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The effects of the Company’s use of derivative instruments on the statutory statements of operations and changes in surplus for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the year ended December 31, 2025
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate swaps	$-	$-	$(49)

Foreign exchange contracts:

Foreign currency swaps	(1,215)	20	169

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(12)	-	(2)

Interest rate floors	(2)	-	(4)

Interest rate swaps	12	-	(7)

Swaptions	1	-	(10)

Fixed income futures	(49)	-	-

Fixed income forwards	3	10	-

Foreign exchange contracts:

Foreign currency swaps	(11)	5	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	6	1

Bond forwards:

Bond forwards	-	(28)	-

Total derivatives	$(1,273)	$13	$98

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

	For the year ended December 31, 2024
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate swaps	$-	$-	$(68)

Foreign exchange contracts:

Foreign currency swaps	537	105	159

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(3)	-	6

Interest rate floors	(12)	-	(4)

Interest rate swaps	2	-	(11)

Swaptions	101	-	(10)

Fixed income futures	(165)	(26)	-

Fixed income forwards	(1)	(3)	-

Foreign exchange contracts:

Foreign currency swaps	(2)	4	1

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	(1)

Bond forwards:

Bond forwards	-	(13)	-

Total derivatives	$457	$67	$72

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

	For the year ended December 31, 2023
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate swaps	$3	$-	$(72)

Foreign exchange contracts:

Foreign currency swaps	(462)	48	155

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(24)	-	4

Interest rate floors	3	-	(4)

Interest rate swaps	(3)	-	(5)

Swaptions	34	-	(10)

Fixed income futures	268	(396)	-

Fixed income forwards	7	(15)	-

Foreign exchange contracts:

Foreign currency swaps	(4)	-	2

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Bond forwards:

Bond forwards	-	(10)	-

Total derivatives	$(178)	$(373)	$70

There were no changes in net unrealized gains or losses resulting from derivatives that no longer qualify for hedge accounting for the years ended December 31, 2025, 2024 and 2023. Realized gains and losses derived from derivative transactions are reported in Other Investments in the investing activities section of the statutory statements of cash flows.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

5.	Policy Benefit Reserves and Deposit Funds

General account policy benefit reserves at December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024

	(in millions)

Life insurance reserves	$243,021	$232,689

Disability and long-term care active life reserves	9,692	8,972

Disability and long-term care unpaid claims and	6,411	6,169

claim reserves
Annuity reserves	18,011	16,389

Total policy benefit reserves	$277,135	$264,219

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Historically, policy and contract reserves were determined in accordance with standard valuation methods approved by the OCI and were computed in accordance with standard actuarial methodology based on the Commissioners’ Reserve Valuation Method (CRVM) or the net level premium method. The reserves were based on assumptions for interest, mortality and other risks insured. Effective January 1, 2017, the OCI required a principles-based approach (PBR) for the calculation of its policy benefit reserves with a three-year phase-in period from the effective date. PBR requires reserves to be calculated using company experience assumptions with margin subject to a floor based on similar prescribed methods and assumptions used with existing in-force business. The Company adopted PBR for certain new life insurance products issued on or after July 1, 2019 and for all remaining life insurance policies issued on or after January 1, 2020.

Life insurance reserve calculations, using basic data, determine tabular interest, tabular cost, and tabular cost less actual reserves released. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

As of December 31, 2025, the Company had $2.5 trillion of total life insurance in force, including $8 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Additional premiums or charges are assessed for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

At December 31, 2025 and 2024, the account and cash values related to the Company’s general account life reserves were as follows:

	Account Value		Cash Value		Reserves

	December 31,
	2025	2024	2025	2024	2025	2024

			(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$16,052	$14,697	$15,916	$14,544	$15,934	$14,562
Universal life with secondary guarantees	13	13	11	11	43	40
Other permanent cash value life insurance	-	-	207,028	198,911	214,004	205,364
Variable life	-	-	-	-	1,291	1,176
Variable universal life	18	13	18	13	145	101
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	-	-	5,096	5,139
Accidental death benefits	-	-	-	-	8	8
Disability - active lives	-	-	-	-	1,435	1,305
Disability - disabled lives	-	-	-	-	1,769	1,709
Miscellaneous reserves	-	-	-	-	3,123	3,121

Total gross life reserves [1]	16,083	14,723	222,973	213,479	242,848	232,525
Reinsurance ceded	-	-	-	-	1,137	1,112

Total net life insurance	$16,083	$14,723	$222,973	$213,479	$241,711	$231,413

1

This line includes only the Company’s general life reserves, whereas, the life insurance reserves presented in the general account policy benefit reserves table above include life and annuity unpaid claims.

At December 31, 2025 and 2024, the withdrawal characteristics of the Company’s separate account life reserves were as follows:

	Account Value		Cash Value		Reserves

	December 31,
	2025	2024	2025	2024	2025	2024

			(in millions)
Subject to discretionary withdrawal, surrender values or policy loans:
Variable life	$-	$-	$12,008	$10,834	$10,758	$9,701
Variable universal life	4,340	3,306	4,077	3,083	3,950	2,995

Total gross life reserves	4,340	3,306	16,085	13,917	14,708	12,696
Reinsurance ceded	-	-	-	-	-	-

Total net life insurance	$4,340	$3,306	$16,085	$13,917	$14,708	$12,696

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The following are amounts reported as net life insurance reserves in the Company’s Annual Statement, which agree with the amounts reported as net life insurance reserves in the tables above at December 31, 2025 and 2024.

	December 31,
	2025	2024
	(in millions)
From Life, Accident & Health Annual Statement:
Life insurance	$238,434	$228,298
Accidental death benefits	8	8
Disability - active lives	1,435	1,305
Disability - disabled lives	1,766	1,706
Miscellaneous reserves	68	96

Subtotal net life insurance	241,711	231,413

From Separate Accounts Annual Statement:
Life insurance	14,708	12,696

Combined Total	$256,419	$244,109

Annuity Reserves

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioners’ Annuity Reserve Valuation Method (CARVM), Valuation Manual Section 21 (VM-21) for variable annuity products and Actuarial Guideline 33 for all other products. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments. Changes in future policy benefit reserves on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the statutory statements of operations.

Deposit Funds

Deposit fund liabilities at December 31, 2025 and 2024 were $17.5 billion and $15.8 billion, respectively. Deposit funds primarily represent reserves for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a supplementary contract consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a supplementary contract (or if a supplementary contract was not previously elected for the beneficiary by the policy owner), the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates.

The total deposit fund liability for Northwestern Access Fund account balances held by the Company was $240 million and $255 million at December 31, 2025 and 2024, respectively. Accounts were credited with interest at annual rates ranging from 3.28% to 4.24% and 4.00% to 5.18% during 2025 and 2024, respectively. The crediting interest rates changed 46 times and 41 times during 2025 and 2024, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The Company is a member of the Federal Home Loan Bank of Chicago (FHLBC) and issues funding agreements to FHLBC in exchange for cash. Funding agreements are issued through the general account and the sales proceeds are invested in assets which generally have higher yields than the interest charges on the corresponding funding agreements. The Company is required to pledge collateral to the FHLBC in the form of eligible investments when funding agreements are issued. Upon an event of default by the Company, the FHLBC’s recovery on the collateral is limited to the outstanding amount of the Company’s liability to the FHLBC.

At December 31, 2025 and 2024, the Company held $149 million and $158 million of FHLBC activity stock, respectively. The amount of collateral pledged to the FHLBC was as follows:

	Statement Value (1)	Fair Value (1)
	(in millions)
December 31, 2025	$11,190	$10,493
December 31, 2024	10,391	9,287

(1)	Includes amounts in excess of minimum requirements

The maximum amount of collateral pledged to the FHLBC was as follows:

	Statement Value	Fair Value	Amount Borrowed at Time of Max Collateral
		(in millions)
December 31, 2025	$11,954	$10,872	$3,479
December 31, 2024	10,409	9,362	3,311

The amount borrowed from FHLBC, in the form of funding agreements, was as follows:

	December 31,	December 31,
	2025	2024
	(in millions)	(in millions)

Borrowed	$3,320	$3,556

Deposit fund reserves	3,320	3,563

Max borrowed during the year	3,581	3,574

Borrowing capacity as determined by insurer	16,000	16,000

The Company does not have prepayment obligations for these funding agreements.

The Company has established a $20 billion global FABN program. As part of this program, a special purpose entity issues notes (Notes) with a term of three to ten years to investors. Note proceeds are used to purchase funding agreements from the Company. The issued funding agreements have payment terms substantially identical to the Notes. As of December 31, 2025 and 2024, the Company had issued and outstanding funding agreements of $10.2 billion and $8.3 billion, respectively.

The Company has established a funding agreement-backed commercial paper program (the “FACP Program”). Under the FACP Program, a special purpose entity, Northwestern Mutual Short Term Funding, LLC (“NMSTF”), may issue commercial paper and deposit the proceeds with the Company pursuant to a funding agreement issued by the Company to NMSTF. The current maximum aggregate principal amount permitted to be outstanding at any one time under the FACP Program is $8.0 billion. The Company had outstanding FACP Program funding agreements of $235 million as of December 31, 2025 and $251 million outstanding as of December 31, 2024.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

For all deposit type contracts, reserves reflect the accumulated value. For funding agreements with fixed rate interest payments, the Company utilizes valuation interest rates to calculate the present value (floored at the accumulated value) of any future cash flow amounts. Amounts in excess of accumulated values are recorded as an additional reserve and are reported in the deposit fund reserve balance above.

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

At December 31, 2025 and 2024, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	General Account		Separate Account		Total

	December 31,
	2025	2024	2025	2024	2025	2024

	(in millions)
Individual Annuities
Subject to discretionary withdrawal
- with market value adjustment	$232	$216	$-	$-	$232	$216
- at book value less surrender charge of 5% or more	86	79	-	-	86	79
- at fair value	-	-	23,375	21,935	23,375	21,935

Total with market value adjustment or at fair value	318	295	23,375	21,935	23,693	22,230
- at book value without adjustment	1,149	1,295	-	-	1,149	1,295
Not subject to discretionary withdrawal	14,289	12,600	305	281	14,594	12,881

Total gross individual annuities	15,756	14,190	23,680	22,216	39,436	36,406
Reinsurance ceded	-	-	-	-	-	-

Total net individual annuities	$15,756	$14,190	$23,680	$22,216	$39,436	$36,406

Group Annuities
Subject to discretionary withdrawal
- at fair value	$-	$-	$13	$11	$13	$11

Total with market value adjustment or at fair value	-	-	13	11	13	11
Not subject to discretionary withdrawal	2,255	2,199	5,628	5,385	7,883	7,584

Total gross group annuities	2,255	2,199	5,641	5,396	7,896	7,595
Reinsurance ceded	-	-	-	-	-	-

Total net group annuities	$2,255	$2,199	$5,641	$5,396	$7,896	$7,595

Deposit-Type Contracts
Subject to discretionary withdrawal
- with market value adjustment	$390	$419	$-	$-	$390	$419
- at fair value	-	-	35	32	35	32

Total with market value adjustment or at fair value	390	419	35	32	425	451
- at book value without adjustment	2,708	2,829	-	-	2,708	2,829
Not subject to discretionary withdrawal	14,355	12,550	-	-	14,355	12,550

Total gross deposit-type contracts	17,453	15,798	35	32	17,488	15,830
Reinsurance ceded	-	-	-	-	-	-

Total net deposit-type contracts	$17,453	$15,798	$35	$32	$17,488	$15,830

Total annuity reserves and deposit funds	$35,464	$32,187	$29,356	$27,644	$64,820	$59,831

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Of the individual annuity reserves at book value less surrender charge of 5% or more noted above, the Company expects that $2 million of those reserves will have less than a 5% surrender charge and be reported with the amounts at book value without adjustment in 2026.

The following are amounts reported as net annuity reserves in the Company’s Annual Statement, which agree with the amounts reported as net annuity reserves in the table above at December 31, 2025 and 2024.

	December 31,
	2025	2024

	(in millions)
From Life, Accident & Health Annual Statement:
Annuities	$15,924	$14,412
Supplementary contracts with life contingencies	2,087	1,977
Deposit-type contracts	17,453	15,798

Subtotal net annuity reserves	35,464	32,187
From Separate Accounts Annual Statement:
Annuities	29,016	27,331
Supplementary contracts	305	281
Other contract deposit funds	35	32

Subtotal net annuity reserves	29,356	27,644

Combined Total	$64,820	$59,831

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability and long-term care policies are based on the present value of expected benefit payments. The changes in reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies for the years ended December 31, 2025 and 2024 were as follows:

	For the years ended

	December 31,
	2025	2024

	(in millions)

Balance at January 1	$6,169	$5,944

Incurred related to:
Current year	1,275	1,156
Prior years	(112)	(50)

Total incurred	1,163	1,106

Paid related to:
Current year	(59)	(54)
Prior years	(862)	(827)

Total paid	(921)	(881)

Balance at December 31	$6,411	$6,169

Changes in reserves for incurred claims related to prior years are generally the result of differences between claim experience assumed in reserve calculations and subsequent actual claim experience.

Active life reserves are based on the net level premium method for disability policies issued prior to 1987 and the two-year preliminary term method for those issued after 1987. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000. Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (AAT) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2025 and 2024, reserves required as a result of AAT were as follows:

	December 31,
	2025	2024

	(in millions)

Annuities and deposit funds	$25	$50
Life insurance	-	-

Total reserves	$25	$50

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Statutory Minimum Reserves

The Company has the option to establish policy benefit and deposit fund reserves using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $2,137 million and $1,819 million at December 31, 2025 and 2024, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the statutory statements of financial position.

Deferred and uncollected premiums at December 31, 2025 and 2024 were as follows:

	December 31, 2025		December 31, 2024

	Gross	Net	Gross	Net

	(in millions)		(in millions)

Ordinary new business	$339	$207	$346	$214
Ordinary renewal	3,607	2,916	3,536	2,856

Total deferred and uncollected premiums	$3,946	$3,123	$3,882	$3,070

7.	Separate Accounts

Separate account liabilities at December 31, 2025 and 2024 were as follows:

	Variable Life		Variable Annuities		Total

	December 31,
	2025	2024	2025	2024	2025	2024
			(in millions)

Separate account reserves	$14,708	$12,696	$29,356	$27,644	$44,064	$40,340
Non-policy liabilities					331	332

Total separate account liabilities					$44,395	$40,672

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (GMDB) underwritten by the Company. General account policy benefit reserves included $8 million attributable to GMDB at both December 31, 2025 and 2024.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.8 billion and $1.6 billion for the years ended December 31, 2025 and 2024, respectively. These amounts are reported as premiums in the statutory statements of operations. The subsequent transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the statutory statements of operations. The following are amounts reported as transfers to and from separate accounts within the Company’s Separate Account Annual Statement,

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

which agree with the amounts reported as net transfers to (from) separate accounts within these statutory financial statements:

	At and for the years ended December 31,

	2025	2024	2023

	(in millions)
From Separate Account Annual Statement:

Transfers to separate accounts	$1,781	$1,657	$1,557

Transfers from separate accounts	(3,255)	(3,156)	(2,564)

Net transfers from separate accounts	$(1,474)	$(1,499)	$(1,007)

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (ERISA) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2025 and 2024 and does not expect to make a contribution to the plans during 2026.

The Company’s defined benefit pension plans for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula are available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate. The Company’s defined benefit pension plans for financial representatives utilize a formula that is based on the participant’s estimated annual income earned over their career.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of July 31, 2013 for employees and as of December 31, 2013 for financial representatives. Employees or financial representatives hired or contracted after the above dates are not eligible for coverage under the postretirement health plans. Additionally, the Company does not provide a subsidy for retiree health care coverage for employees retiring on or after January 1, 2022.

Medicare-eligible retirees and their dependents are offered health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2025 and 2024, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2025	2024	2025	2024

	(in millions)		(in millions)
Fair value of plan assets at December 31 - prior year	$5,287	$5,364	$59	$70

Changes in plan assets:

Actual return on plan assets	469	128	5	2

Actual plan benefits paid	(222)	(205)	(12)	(13)

Fair value of plan assets at December 31	$5,534	$5,287	$52	$59

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices. The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2025 and 2024 were as follows:

	Target Allocation		Actual Allocation

	2025	2024	2025	2024

Bonds	73%	73%	71%	72%

Equity investments	26%	26%	28%	27%

Other investments	1%	1%	1%	1%

Total assets	100%	100%	100%	100%

At each of December 31, 2025 and 2024, other investments were comprised of cash and short-term investments.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Benefit Plan Obligations

Aggregate projected benefit obligations (PBOs) of the defined benefit pension plans and postretirement benefit plans at December 31, 2025 and 2024 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2025	2024	2025	2024

	(in millions)		(in millions)

Projected benefit obligation at December 31 - prior year	$5,431	$5,673	$418	$457

Changes in benefit obligation:

Service cost of benefits earned	196	205	4	5

Interest cost on projected obligations	284	267	21	20

Projected gross plan benefits paid	(255)	(223)	(26)	(25)

Experience (gains)/losses	48	(491)	$-	(39)

Projected benefit obligation at December 31	$5,704	$5,431	$417	$418

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, the PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (ABO) is similar to the PBO but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $5.5 billion and $5.2 billion for the years ended December 31, 2025 and 2024, respectively. Experience (gains)/losses reflect the impact of changes in the PBO discount rate and census data for the year ended December 31, 2025 and primarily reflect the impact of changes in the PBO discount rate for the year ended December 31, 2024.

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2025 and 2024 and the net periodic benefit cost for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2025	2024	2025	2024
Projected benefit obligation:

Weighted average discount rate	5.45%	5.49%	5.40%	5.47%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%

Cash balance plan interest crediting rate	5.36%	5.46%	n/a	n/a

	Defined Benefit Plans			Postretirement Benefit Plans

	2025	2024	2023	2025	2024	2023
Net periodic benefit cost:
Weighted average discount rate	5.49%	4.80%	5.00%	5.47%	4.79%	4.98%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.25%	6.25%	6.00%	6.25%	6.25%	6.00%
Cash balance plan interest crediting rate	5.46%	4.78%	4.99%	n/a	n/a	n/a

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, internal and third-party capital market expectations and the long-term target asset allocation.

The assumed annual increase in future retiree medical costs used in measuring the obligation for postretirement benefits were as follows:

	December 31,

	2025	2024

Assumed annual increase	5.00%	5.00%

Ultimate rate of annual increase	5.00%	5.00%

Year in which ultimate rate is reached	2026	2025

The Company’s exposure to medical inflation is limited to a maximum annual increase of 3%. In the event annual premiums increase greater than 3% plan participants are responsible for the balance of premiums which exceeded the 3% limit.

Benefit Plan Funded Status

The following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2025 and 2024.

	Defined Benefit Plans		Postretirement Benefit Plans

	2025	2024	2025	2024

	(in millions)		(in millions)

Fair value of plan assets	$5,534	$5,287	$52	$59

Projected benefit obligation	5,704	5,431	417	418

Funded status	(170)	(144)	(365)	(359)

Nonadmitted asset	(986)	(953)	-	-

Financial statement liability	$(1,156)	$(1,097)	$(365)	$(359)

The PBO for defined benefit plans above included $1,156 million and $1,097 million related to unfunded non-qualified plans at December 31, 2025 and 2024, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 122% of the projected benefit obligations of these plans at both December 31, 2025 and 2024.

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other changes in surplus in the statutory statements of changes in surplus.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2025 and 2024:

	For the year ended December 31, 2025

	Defined Benefit Plans			Postretirement Benefit Plans
	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits

	(in millions)			(in millions)
Balance at December 31 - prior year	$(489)	$40	$205	$40	$136

Amortization from surplus into net periodic benefit cost	17	(25)	(2)	(3)	(12)

Changes in plan assets and benefit obligations recognized in surplus	79	-	-	(6)	-

Balance at December 31	$(393)	$15	$203	$31	$124

	For the year ended December 31, 2024

	Defined Benefit Plans			Postretirement Benefit Plans
	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits

	(in millions)			(in millions)
Balance at December 31 - prior year	$(777)	$65	$211	$12	$148

Amortization from surplus into net periodic benefit cost	29	(25)	(6)	(1)	(12)

Changes in plan assets and benefit obligations recognized in surplus	259	-	-	29	-

Balance at December 31	$(489)	$40	$205	$40	$136

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2025	2024	2023	2025	2024	2023

	(in millions)			(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$196	$205	$192	$4	$5	$5

Interest cost on projected obligations	284	267	255	21	20	21

Amortization of experience losses	17	29	36	(3)	(1)	(1)

Amortization of prior service (credits) costs	(25)	(25)	(25)	(12)	(12)	(12)

Amortization of initial net asset	(2)	(6)	(31)	-	-	-

Expected return on plan assets	(323)	(329)	(294)	(3)	(4)	(5)

Net periodic benefit cost (credit)	$147	$141	$133	$7	$8	$8

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2026 through 2035 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans

	(in millions)

2026	$241	$26

2027	303	26

2028	312	26

2029	324	26

2030	333	26

2031-2035	1,807	132

Total	$3,320	$262

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company may provide a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2025, 2024 and 2023, the Company expensed total contributions to these plans of $41 million, $40 million and $39 million, respectively. In lieu of making matching contributions to the employee 401(k) plan in 2025, 2024 and 2023, the Company awarded additional cash balance credits.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. In 1999, the Company ceased reinsuring new individual disability policies, but has maintained a portion of the reinsurance ceded on policies issued prior to 1999. The Company cedes between 60 - 80% of the morbidity risk on group disability and 60% of the mortality risk on group life policies.

As part of an affiliated reinsurance agreement, the Company assumes 100% of the net risk associated with NLTC’s long-term care business. At December 31, 2025 and 2024, the net amount due from NLTC under this agreement was $54 million and $53 million, respectively.

Amounts in the statutory financial statements are reported net of the impact of reinsurance. Policy benefit reserves were reported net of ceded reserves of $1.6 billion at both December 31, 2025 and 2024. The Company does not have any reinsurance contracts that are subject to Actuarial Guideline 48.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the years ended December 31,
	2025	2024	2023

	(in millions)

Direct premium revenue	$24,897	$23,532	$22,213

Premiums assumed	941	905	866

Premiums ceded	(1,147)	(1,119)	(1,076)

Premium revenue	$24,691	$23,318	$22,003

Direct benefit expense	$26,450	$24,738	$23,564

Benefits assumed	1,138	1,116	1,017

Benefits ceded	(878)	(805)	(797)

Total benefits	$26,710	$25,049	$23,784

In addition, the Company received $107 million, $111 million and $115 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2025, 2024 and 2023, respectively. These amounts are reported in other income in the statutory statements of operations. For the years ended December 31, 2025, 2024 and 2023, the Company incurred $118 million, $121 million and $113 million, respectively, in expense allowances on reinsurance assumed from NLTC.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2025 and 2024 that were considered by the Company to be uncollectible. No reinsurance contracts were identified which require disclosure under paragraph 79-84 of SSAP No. 61R—Life, Deposit-Type and Accident and Health Reinsurance.

10.	Federal Income Taxes

The results of the Company’s operations are consolidated with the following entities for purposes of filing the Company’s consolidated federal income tax return:

Northwestern Mutual Investment Services, LLC	Mason Street Advisors, LLC
NML Real Estate Holdings, LLC & subsidiaries	NM GP Holdings, LLC & subsidiaries
NML Securities Holdings, LLC & subsidiaries	NM Pebble Valley, LLC
Northwestern Mutual MU TLD Registry, LLC	Northwestern Mutual Registry, LLC
Northwestern Mutual Wealth Management Company	QOZ Holding Co, LLC & subsidiaries
NM Strategic Asset Holdings, LLC & subsidiaries	NM Career Distrib. Holdings, LLC & subsidiaries
GRO-SUB, LLC	NM SAS, LLC & subsidiaries
NM Investment Management Co., LLC & subsidiaries	NM VI Holdings, LLC & subsidiaries
Northwestern Long Term Care Ins. Co	Wysh Holdings, LLC & subsidiaries
Wysh Life & Health Insurance Co. & subsidiaries	Lake Emily Holdings, LLC & subsidiaries
NM TES, LLC

The Company collects from or refunds to these entities their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these entities determine their share of consolidated tax payments or refunds as if each entity filed a separate federal income tax return on a stand-alone basis.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The components of current income tax expense (benefit) in the statutory statements of operations for the years ended December 31, 2025, 2024 and 2023 related to ordinary taxable income (loss) were as follows:

	For the years ended December 31,
	2025	2024	2023

	(in millions)
Tax payable on ordinary income	$224	$290	$220
Low income housing tax credits	(178)	(167)	(167)
Other tax credits	(22)	(221)	(48)
Change in contingent tax liabilities	—	—	—

Total current tax expense (benefit)	$24	$(98)	$5

In addition to current income tax expense (benefit) related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on capital gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads, are deferred to the IMR net of any related tax expense or benefit. Current tax (benefit) expense of $(182) million, $(250) million and $(613) million was included in net IMR deferrals for the years ended December 31, 2025, 2024 and 2023, respectively. In addition, net realized capital gains and losses as reported in the statutory statements of operations included current tax (benefit) expense of $(4) million, $59 million and $142 million for the years ended December 31, 2025, 2024 and 2023, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The table below shows how the Company’s income tax expense or benefit for the years ended December 31, 2025, 2024 and 2023 differs from the amount obtained by applying the statutory rate of 21% to gain (loss) from operations before taxes, including net realized capital gains (losses) before IMR and capital gain tax (benefit):

	For the years ended December 31,
	2025	2024	2023

	(in millions)

Provision computed at statutory rate	$(73)	$(141)	$(433)

Adjustments to the statutory rate:

Subsidiary distributions	(402)	(216)	(376)

Tax credits	(107)	(241)	(247)

Amortization of IMR	75	58	13

Dividends received deduction	(52)	(50)	(41)

Employee benefits	5	9	5

Deferred adjustments	(137)	85	(94)

Other	39	12	98

Total statutory income tax (benefit)	$(652)	$(484)	$(1,075)

Federal income tax (benefit) expense reported on the statutory statements of operations	$24	$(98)	$5

Capital gains tax (benefit), net of IMR transfers	(186)	(191)	(472)

Change in net deferred tax assets	(490)	(195)	(608)

	$(652)	$(484)	$(1,075)

During the year, the Company may make payments to or receive refunds from the Internal Revenue Service (IRS) for federal income taxes that are applicable to current or previous tax years. The Company made (received) net income tax payments (refunds), including subsidiaries, of $111 million, $(391) million and $0 million to (from) the IRS during the years ended December 31, 2025, 2024 and 2023, respectively.

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total capital gain taxes paid for tax years 2025, 2024 and 2023 that are available for recoupment are $18 million, $9 million and $0 million, respectively.

Federal income tax returns for 2018 and prior years are closed as to further assessment of tax. Income taxes payable in the statutory statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date. The Company had no deposits admitted under Section 6603 of the Internal Revenue Code.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Changes in contingent tax liabilities are charged or credited to operations in the year that such determination is made by the company. For the years ended December 31, 2025 and 2024 contingent liabilities were as follows:

For the years ended December 31,
	2025	2024
(in millions)
(in millions)
Balance at January 1	$-	$-
(Reductions) additions for tax positions of prior years	-	-

Balance at December 31	$-	$-

There were no uncertain tax positions or interest-related expense included in contingent tax liabilities at December 31, 2025 and 2024.

The company is an applicable reporting entity under the corporate alternative minimum tax (CAMT) and the accompanying statutory financial statements include an estimated impact of the CAMT of zero for years ended December 31, 2025 and 2024.

On July 4, 2025, the tax and spending bill commonly known as the “One Big Beautiful Bill Act” (OBBBA) was enacted. The provisions of the OBBBA will not have a material impact on surplus.

The components of net deferred tax assets reported in the statutory statements of financial position at December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024	Change

	(in millions)
Deferred tax assets:
Policy acquisition costs	$1,583	$1,468	$115
Investments	817	785	32
Policy benefit liabilities	2,254	2,107	147
Benefit plan obligations	549	531	18
Capitalized R&D	141	180	(39)
Fixed assets	16	20	(4)
Tax credit carryforward	200	34	166
Other	129	98	31

Gross deferred tax assets	5,689	5,223	466

Nonadmitted deferred tax assets	-	-	-

Gross admitted deferred tax assets	5,689	5,223	466

Deferred tax liabilities:
Investments	1,675	1,618	57
Other	680	729	(49)

Gross deferred tax liabilities	2,355	2,347	8

Net deferred tax assets	$3,334	$2,876	$458

The Company exceeded the minimum risk-based capital (RBC) level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2025 and 2024.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Significant components of the calculation of net admitted deferred tax assets at December 31, 2025 and 2024 were as follows (in millions):

	December 31, 2025			December 31, 2024			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$4,872	$817	$5,689	$4,438	$785	$5,223	$434	$32	$466
Statutory valuation allowance adjustment	-	-	-	-	-	-		—	—

Adjusted gross deferred tax assets	4,872	817	5,689	4,438	785	5,223	434	32	466
Deferred tax assets nonadmitted	-	-	-	-	-	-	-	-	-

Subtotal net admitted deferred tax asset	4,872	817	5,689	4,438	785	5,223	434	32	466
Deferred tax liabilities	680	1,675	2,355	729	1,618	2,347	(49)	57	8

Net admitted deferred tax asset/ (liability)	$4,192	$(858)	$3,334	$3,709	$(833)	$2,876	$483	$(25)	$458

	December 31, 2025			December 31, 2024			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$9	$9	$-	$-	$-	$-	$9	$9
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	2,981	368	3,349	2,582	312	2,894	399	56	455
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,891	440	2,331	1,856	473	2,329	35	(33)	2

Total deferred tax assets admitted as the result of application of SSAP No. 101	$4,872	$817	$5,689	$4,438	$785	$5,223	$434	$32	$466

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$3,349			$2,894			$455

b. Adjusted gross deferred tax assets allowed per limitation threshold			$4,503			$4,328			$175

Ratio percentage used to determine recovery period and threshold limitation amount			1017%			1058%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$30,018			$28,855

All gross deferred tax liabilities have been recognized at December 31, 2025 and 2024. The Company did not employ tax planning strategies in its valuation allowance assessment at December 31, 2025 and 2024. The Company employed tax planning strategies that rely on the use of reinsurance in its determination of the net admitted ordinary DTAs at December 31, 2025 and 2024. At December 31, 2025 and 2024, the percentage of ordinary character net DTAs admitted as a result of tax planning strategies was 5% and 4%, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

11.	Commitments and Contingencies

Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate acquisitions, mortgage loans and other investments. These forward commitments aggregated to $10.7 billion and $8.7 billion at December 31, 2025 and 2024, respectively, and were extended at market interest rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2025.

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives and financial representative programs (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than 1 year to 13 years at December 31, 2025.

The following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2025 and 2024, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2025			December 31, 2024

Nature of guarantee	Maximum potential amount of future payments		Financial statement liability	Maximum potential amount of future payments		Financial statement liability

		(in millions)			(in millions)
Guarantees of future minimum compensation	$112		$14	$93		$9

Guarantees of real estate obligations	686		7	552		6

Guarantees issued on behalf of wholly-owned subsidiaries	381		-	47		-

Guarantees on behalf of field loan support program	133		-	100		-

Total guarantees	$1,312		$21	$792		$15

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

12.	Related Party Transactions

The Company has a capital support and guarantee of benefits agreement that requires it to maintain the capital and surplus (as defined) of NLTC at a minimum level based upon a formula applied to NLTC’s earned premium and policy benefit reserves, or 150% of its company action level of RBC as prescribed by the NAIC, whichever is lower. In addition, the Company guarantees NLTC’s policyowners its ability to pay all policy benefits due and owed pursuant to contracts of insurance sold by NLTC during the term of the agreement. This agreement was amended during 2025 to extend the length of the agreement through December 31, 2030 and increase the aggregate capital contribution limit from $300 million to $450 million. The Company contributed $15 million of capital to NLTC in each of the years ended December 31, 2025 and 2024. The Company has contributed a total of $275 million to NLTC through December 31, 2025. The Company reported a payable to NLTC of $76 million and $73 million at December 31, 2025 and 2024, respectively, which is reported in other liabilities in the statutory statements of financial position at each of those dates. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.

13.	Surplus Notes

The following table summarizes the surplus notes issued by the Company and outstanding at December 31, 2025:

Description	Issue date	Principal amount	Statement value	Interest paid current year	Cumulative interest paid	Interest rate	Maturity date
			(in millions)
2010 Notes	3/26/2010	$1,224	$1,224	$74	$1,454	6.063%	3/30/2040
2017 Notes	9/26/2017	1,200	1,198	46	370	3.850%	9/30/2047
2019 Notes	9/20/2019	1,347	1,177	49	294	3.625%	9/30/2059
2021 Notes	3/22/2021	900	897	31	148	3.450%	3/30/2051
2025 Notes	5/21/2025	1,000	1,000	36	36	6.170%	5/29/2055

	Total	$5,671	$5,496	$236	$2,302

On May 21, 2025, the Company issued surplus notes (“2025 notes”) with a principal balance of $1.0 billion bearing an interest rate of 6.170% and having a maturity date of May 29, 2055.

Each series of notes was distributed pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended. Interest on the 2010, 2017, and 2019 notes is payable semi-annually on March 30 and September 30 while interest on the 2021 and 2025 notes is payable semi-annually on June 30 and December 30. All interest payments are subject to approval by the OCI. SAP requires recognition of interest expense on the notes upon OCI approval of semi-annual interest payments.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company and do not repay principal prior to maturity, with principal payment at maturity subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder but are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.20% (2017, 2021 and 2025 notes) and 0.25% (2010 and 2019 notes). The entire amount of the 2017, 2019, 2021 and 2025 notes are redeemable, at par, in the event of certain defined tax events.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

No affiliates of the Company hold any portion of the notes, which are generally held of record at the Depository Trust Company by bank custodians on behalf of investors.

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Accounting Principles No. 100—Revised, Fair Value Measurements (SSAP 100R). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“Level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“Level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“Level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

For financial instruments included in the scope of SSAP 100R, the statement value and fair value at December 31, 2025 and 2024 were as follows:

	December 31, 2025

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(Level 1)	(Level 2)	(Level 3)	(NAV)

			(in millions)
General account investment assets:
Bonds
Issuer credit obligations	$161,290	$154,203	$5,303	$129,276	$19,624	$-
Asset-backed securities	48,718	47,654	-	42,438	5,216	-

Total bonds	210,008	201,857	5,303	171,714	24,840	-
Mortgage loans	60,066	58,035	-	-	58,035	-
Common and preferred stocks	3,183	3,212	1,907	783	522	-
Policy loans	21,044	21,044	-	-	21,044	-
Other investments	2,106	2,687	-	2,278	409	-
Cash and short-term investments	5,089	5,089	1,157	3,932	-	-

Separate account assets	44,395	44,395	40,324	2,674	762	635

General account liabilities:
Investment-type insurance reserves	18,820	18,345	-	-	18,345	-
Liabilities for repurchase agreements	2,591	2,591	-	2,591	-	-
Derivative liabilities	743	765	-	765	-	-

Separate account liabilities	44,395	44,395	40,324	2,674	762	635

	December 31, 2024

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(Level 1)	(Level 2)	(Level 3)	(NAV)

			(in millions)
General account investment assets:
Bonds	$201,544	$187,459	$4,021	$161,712	$21,726	$-
Mortgage loans	57,078	52,939	-	-	52,939	-
Common and preferred stocks	2,789	2,797	1,761	531	505	-
Policy loans	20,039	20,039	-	-	20,039	-
Other investments	2,303	2,591	-	2,373	218	-

Cash and short-term investments	8,052	8,052	1,211	6,841	-	-

Separate account assets	40,672	40,672	36,774	2,584	776	538
General account liabilities:
Investment-type insurance reserves	17,218	16,840	-	-	16,840	-
Liabilities for repurchase agreements	3,208	3,208	-	3,208	-	-
Derivative liabilities	210	549	-	549	-	-

Separate account liabilities	40,672	40,672	36,774	2,584	776	538

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Bonds

Bonds classified as Level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private issuer credit obligations such as, corporate bonds and municipal bonds, and asset-backed securities, are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist primarily of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Common and Preferred Stock

Common and preferred stocks classified as Level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities include stocks that are valued based on prices obtained from independent pricing services or internally-developed pricing models utilizing observable inputs and stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as Level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. See Note 4 for more information regarding the Company’s derivative investments.

Other Investments

Other investments primarily consist of derivative assets (as described above), the Company’s investment in surplus note issuances of other mutual insurance companies, capital notes, debt securities that do not qualify as bonds and residual tranches. The surplus note instruments, capital notes and debt securities that do not qualify as bonds are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. The fair value of residual tranches is derived using non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs and therefore is classified as Level 3.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market mutual funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers net asset value or amortized cost to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as Level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value. Separate account assets for which fair value is determined by a Net Asset Value (NAV) are mutual funds for which the NAV is used as a practical expedient as allowed under SSAP 100R.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100R are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies, funding agreements and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Repurchase Agreement Liabilities

See Note 3 for information regarding repurchase agreement activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the statutory statements of financial position at December 31, 2025 and 2024.

	December 31, 2025

	Quoted prices in	Significant	Significant	Net

	active markets for	observable	unobservable	Asset

	identical assets	inputs	inputs	Value

	(Level 1)	(Level 2)	(Level 3)	(NAV)	Total

		(in millions)
General account:
Bonds
Issuer credit obligations	$1,389	$-	$180	$-	$1,569
Asset-backed securities	-	8	-	-	8

Total bonds	1,389	8	180	-	1,577
Common and preferred stocks	1,907	125	435	-	2,467
Money market mutual funds	1,008	-	-	-	1,008
Other investments	-	521	280	-	801
Derivative liabilities	-	89	-	-	89

Total general account	$4,304	$743	$895	$-	$5,942

Separate accounts:
Mutual fund investments	$38,752	$-	$-	$-	$38,752
Other benefit plan assets/liabilities	21	26	6	5	58
Pension and postretirement assets:
Bonds	564	2,559	79	-	3,202
Common and preferred stock	914	3	55	630	1,602
Cash and short-term securities	29	75	-	-	104
Other assets/liabilities	44	11	622	-	677

Subtotal pension and postretirement assets	1,551	2,648	756	630	5,585

Total separate accounts	$40,324	$2,674	$762	$635	$44,395

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

	December 31, 2024

	Quoted prices in	Significant	Significant	Net

	active markets for	observable	unobservable	Asset

	identical assets	inputs	inputs	Value

	(Level 1)	(Level 2)	(Level 3)	(NAV)	Total

		(in millions)
General account:
Bonds	$280	$1	$294	$-	$575
Common and preferred stocks	1,761	1	479	-	2,241
Money market mutual funds	1,162	-	-	-	1,162
Other investments	-	539	206	-	745
Derivative liabilities	-	129	-	-	129

Total general account	$3,203	$670	$979	$-	$4,852

Separate accounts:
Mutual fund investments	$35,244	$-	$-	$-	$35,244
Other benefit plan assets/liabilities	46	29	6	3	84
Pension and postretirement assets:
Bonds	566	2,458	112	-	3,136
Common and preferred stock	834	1	74	535	1,444
Cash and short-term securities	34	88	-	-	122
Other assets/liabilities	50	8	584	-	642

Subtotal pension and postretirement assets	1,484	2,555	770	535	5,344

Total separate accounts	$36,774	$2,584	$776	$538	$40,672

During 2025 and 2024, transfers into Level 3 are the result of observable market data, such as public ratings, no longer being available and transfers out of Level 3 are the result of observable market data, including 3rd party vendor prices and public ratings, being available and utilized in the determination of the fair market value of the securities.

The following tables summarize the changes in fair value of Level 3 financial instruments for the years ended December 31, 2025 and 2024.

For the year ended December 31, 2025	General account common and preferred stock	General account bonds	General account other investments	Separate account assets

		(in millions)
Fair value, beginning of period	$479	$294	$206	$776

Realized gains/(losses)	(5)	(101)	(48)	41

Unrealized gains/(losses)	(15)	16	55	6

Purchases	55	14	184	92

Sales	(79)	(43)	(120)	(155)

Net discount/premium	-	-	-	1

Transfers into Level 3	-	109	10	2

Transfers out of Level 3	-	(109)	(7)	(1)

Fair value, end of period	$435	$180	$280	$762

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

For the year ended December 31, 2024	General account common and preferred stock	General account bonds	General account other investments	Separate account assets

	(in millions)
Fair value, beginning of period	$475	$219	$120	$777

Realized gains/(losses)	(28)	(8)	-	40

Unrealized gains/(losses)	10	14	(18)	6

Issuances	-	-	-	-

Purchases	104	14	120	86

Sales	(82)	(16)	(16)	(136)

Settlements	-	-	-	-

Net discount/premium	-	-	-	1

Transfers into Level 3	-	136	-	3

Transfers out of Level 3	-	(65)	-	(1)

Fair value, end of period	$479	$294	$206	$776

The fair values of Level 3 financial instruments are sensitive to changes in significant unobservable inputs. Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks and derivatives, are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (EBITDA). The use of EBITDA normalizes for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

We have audited the statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”) as of December 31, 2025 and for the year then ended and our report thereon is presented in this document. That audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental selected statutory financial data, investment risk interrogatories, and summary investment schedule (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2025 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

February 17, 2026

The Northwestern Mutual Life Insurance Company

Selected Statutory Financial Data

As of and for the year ended December 31, 2025

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Office of the Commissioner of Insurance of Wisconsin subjected to audit procedures by independent auditors.

(in millions)
Investment Income Earned:

U.S. Government bonds	$179

Other bonds (unaffiliated)	9,355

Bonds of affiliates	—

Preferred stocks (unaffiliated)	46

Preferred stocks of affiliates	—

Common stocks (unaffiliated)	75

Common stocks of affiliates	173

Mortgage loans	2,662

Real estate	291

Premium notes, policy loans and liens	1,398

Cash on hand and on deposit	2

Short-term investments	324

Other investments	2,565

Derivative instruments	98

Aggregate write-ins for investment income	9

Gross investment income	$17,177

Real Estate Owned - Book Value less Encumbrances	$2,963

Mortgage Loans - Book Value:

Farm mortgages	$—

Residential mortgages	—

Commercial mortgages	60,066

Total mortgage loans	$60,066

Mortgage Loans by Standing - Book Value:

Good standing	$60,015

Good standing with restructured terms	$52

Interest overdue more than 90 days, not in foreclosure	$—

Foreclosure in process	$—

Other Long Term Assets - Statement Value	$34,373

Collateral Loans	$—

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:

Bonds	$—

Preferred stocks	$—

Common stocks	$584

The Northwestern Mutual Life Insurance Company

Selected Statutory Financial Data

As of and for the year ended December 31, 2025

(in millions)
Bonds and Short-Term Investments by NAIC Designation and Maturity:

Bonds by Maturity - Statement Value:

Due within one year or less	$19,940

Over 1 year through 5 years	71,806

Over 5 years through 10 years	56,156

Over 10 years through 20 years	28,487

Over 20 years	36,162

No Maturity Date	1,389

Total by Maturity	$213,940

Bonds by NAIC Designation - Statement Value:

NAIC 1	$127,770

NAIC 2	71,339

NAIC 3	7,017

NAIC 4	5,094

NAIC 5	2,184

NAIC 6	536

Total by NAIC Designation	$213,940

Total Bonds Publicly Traded	$113,193

Total Bonds Privately Placed	$100,747

Preferred stocks - Statement Value	$862

Common stocks - Market Value	$2,906

Short Term Investments - Book Value	$649

Options, Caps & Floors Owned - Statement Value	$399

Options, Caps & Floors Written and In Force - Statement Value	$—

Collar, Swap & Forward Agreements Open - Statement Value	$14

Futures Contracts Open - Current Value	$—

Cash on deposit	$149

Life Insurance In Force:

Industrial	$—

Ordinary	$2,473,454

Credit life	$—

Group life	$8,692

The Northwestern Mutual Life Insurance Company

Selected Statutory Financial Data

As of and for the year ended December 31, 2025

(in millions)
Amount of Accidental Death Insurance in

Force Under Ordinary Policies	$3,870

Life Insurance Policies with Disability Provisions In Force

Industrial	$—

Ordinary	$1,437,981

Credit life	$—

Group life	$7,673

Supplementary Contracts In Force:

Ordinary - Not Involving Life Contingencies:

Amount on deposit	$2,138

Income payable	$84

Ordinary - Involving Life Contingencies

Income payable	$184

Group - Not Involving Life Contingencies

Amount of deposit	$—

Income payable	$—

Group Involving Life Contingencies

Income payable	$—

Annuities - Ordinary:

Immediate - amount of income payable	$795

Deferred - fully paid account balance	$619

Deferred - not fully paid - account balance	$24,189

Annuities - Group:

Amount of income payable	$—

Fully paid account balance	$965

Not fully paid - account balance	$6,931

Accident and Health Insurance - Premiums In Force:

Group	$123

Other	$1,524

Credit	$—

The Northwestern Mutual Life Insurance Company

Selected Statutory Financial Data

As of and for the year ended December 31, 2025

(in millions)
Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$14,454

Dividend accumulations - account balance	$54

Claim Payments - 2025:

Group Accident and Health

Year Ended December 31, 2025:
2025	$5

2024	$4

2023	$3

2022	$2

2021	$1

Prior	$11

Other Accident and Health:
2025	$54

2024	$136

2023	$118

2022	$83

2021	$67

Prior	$437

Other coverages that use developmental methods to calculate

Claims Reserves:
2025	$—

2024	$—

2023	$—

2022	$—

2021	$—

Prior	$—

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2025

Answer the following interrogatories by stating the applicable U.S. Dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments as shown on the Summary Investment Schedule. All reporting entities must answer interrogatories 1, 2, 3, 4, 11 and, if applicable 20 through 24. Answer each of the interrogatories 5 through 19 (except 11) only if the reporting entity’s aggregate holding in the gross investment category addressed in that interrogatory equals or exceeds 2.5% of the reporting entity’s total admitted assets. For Life, Health and Fraternal blanks, responses are to exclude Separate Accounts.

1. State the reporting entity’s total admitted assets as reported on Page 2 of this Annual Statement.	$354,618

2.

State by investment category the 10 largest exposures to a single issuer/borrow/investment, excluding U.S. Government, U.S. government agency securities and those U.S. Government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as, exempt, property occupied by the company and policy loans.

	1	2	2	3
	Issuer	Description of Exposure	Amount	Percentage of Total
			(in millions)	Admitted Assets
2.01	Comcast Corp	Public Private Bonds, Stocks, TCI	$1,190	0.3%
2.02	Unitedhealth Group Inc	Public Bonds, Stocks	$1,148	0.3%
2.03	Meta Platforms Inc	Public Bonds, Stocks	$1,175	0.3%
2.04	Southern Co	Public Private Bonds, Stocks	$1,127	0.3%
2.05	Golden Road It Pd 1 Llc	Private Equity	$1,062	0.3%
2.06	Enbridge Inc	Public Private Bonds	$1,058	0.3%
2.07	Bank Of America Corp	Public Private Bonds, TCI	$1,041	0.3%
2.08	Sempra Energy	Public Bonds, Stocks	$1,031	0.3%
2.09	Oracle Corp	Public Bonds, Stocks	$1,015	0.3%
2.10	Exelon Corp	Public Private Bonds, Stocks	$993	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC designations.

Bonds	1	2	Preferred Stocks	3	4
	(in millions)			(in millions)
NAIC-1	$127,770	36.0%	NAIC-1	$453	0.1%
NAIC-2	$71,339	20.1%	NAIC-2	$243	0.1%
NAIC-3	$7,017	2.0%	NAIC-3	$81	—%
NAIC-4	$5,094	1.4%	NAIC-4	$6	—%
NAIC-5	$2,184	0.6%	NAIC-5	$71	—%

NAIC-6	$537	0.2%	NAIC-6	$8	—%

4.

State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 86 – Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions), including

4.01	Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets Yes ( ) No (X)
		1	2
		(in millions)
4.02	Total admitted assets held in foreign investments	$33,963	9.6%
4.03	Foreign-currency denominated investments of	$—	— %
4.04	Insurance liabilities denominated in that same foreign currency	$—	— %

If response to 4.01 above is yes, detail is not required for interrogatories 5 – 10.

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2025

5.	Aggregate foreign investment exposure categorized by NAIC sovereign designation:

		1	2

		(in millions)

5.01	NAIC-1	$29,907	8.4%

5.02	NAIC-2	$3,930	1.1%

5.03	NAIC-3 or below	$126	—%

6.	Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign designation:

		1	2
	Countries designated NAIC – 1:	(in millions)

6.01	UNITED KINGDOM	$11,743	3.3%

6.02	AUSTRALIA	$5,859	1.7%

	Countries designated NAIC-2

6.03	MEXICO	$1,132	0.3%

6.04	ITALY	$459	0.1%

	Countries designated NAIC – 3 or below:

6.05	BRAZIL	$40	0.0%

6.06	LIBERIA	$30	0.0%

	1	2
	(in millions)

7. Aggregate unhedged foreign currency exposure:	$254	0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:

		1	2
		(in millions)

8.01	Countries designated NAIC-1	$254	0.1%

8.02	Countries designated NAIC-2	$—	0.0%

8.03	Countries designated NAIC-3 or below	$—	0.0%

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

9.	Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign

		1	2
	Countries designated NAIC – 1:	(in millions)
9.01	IRELAND	$121	0.0%
9.02	UNITED KINGDOM	$93	0.0%

	Countries designated NAIC-2
9.03		$—	0.0%
9.04		$—	0.0%

	Countries designated NAIC – 3 or below:
9.05		$—	0.0%
9.06		$—	0.0%

10.	List the 10 largest non-sovereign (i.e. non-governmental) foreign issues:

	1	2	3	4

				Percentage of Total

	Issuer	NAIC	Amount	Admitted Assets
		Designation
			(in millions)

10.01	BROOKFIELD INFRASTRUCTURE PART	2	$570	0.2%

10.02	HEATHROW FUNDING LTD	2	$568	0.2%

10.03	CHANEL LTD	1	$531	0.2%

10.04	PFIZER INC	1	$515	0.2%

10.05	QUADGAS HOLDINGS TOPCO LIMITED	2	$477	0.1%

10.06	SCOTTISH MORTGAGE INVESTMENT	1	$476	0.1%

10.07	RIO TINTO PLC	1	$439	0.1%

10.08	BANCO SANTANDER SA	2	$435	0.1%

10.09	UNIVERSITY OF EDINBURGH	1	$425	0.1%

10.10	VODAFONE GROUP PLC	2	$325	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 11?                              Yes (X) No ( )

(in millions)

$—	0.0%

$—	0.0%

$—	0.0%

$—	0.0%

12.

Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions (defined as investments having restrictions that prevent investments from being sold within 90 days).

12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 12?                    Yes (X) No ( )

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2025

	1	2	3
(in millions)

12.02	Aggregate statement value of investments with contractual sales restrictions Largest 3 investments with contractual sales restrictions	$—	0.0%

	12.03	$—	0.0%

	12.04	$—	0.0%

	12.05	$—	0.0%

13.

Amounts and percentages of admitted assets held in the largest 10 equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities, and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1).

13.01 Assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 13?                                       Yes ()  No (X)

1	3	4
Issuer	Amount	Percentage of Total Admitted Assets
	(in millions)
13.02 NML SECURITIES HOLDINGS LLC	$17,021	4.8%
13.03 NM TES LLC	$2,327	0.7%
13.04 NML REAL ESTATE HOLDINGS LLC	$1,150	0.3%
13.05 GOLDEN ROAD IT PD 1 LLC	$1,062	0.3%
13.06 NMC PRIV EQUITY PARTNERS LP	$648	0.2%
13.07 ARES PATHFINDER CORE FUND LP	$524	0.2%
13.08 QOZ Holding Company, LLC	$454	0.1%
13.09 NMIS LLC	$448	0.1%
13.10 NORTHWESTERN LONG TERM CARE	$308	0.1%
13.11 NM WEALTH MANAGEMENT CO	$277	0.1%

14.

Amounts and percentages of the reporting entity’s total admitted held in nonaffiliated, privately placed equities (included in other equity securities) and excluding securities eligible for sale under Securities Exchange Commission (SEC) Rule 144a or SEC Rule 144 without volume restrictions.

14.01 Assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 14?                         Yes (X)  No ( )

1	2	3
(in millions)
14.02 Aggregate statement value of investments held in nonaffiliated, privately placed equities	$—	0.0%
Largest 3 investments held in nonaffiliated, privately placed equities:
14.03	$—	0.0%
14.04	$—	0.0%
14.05	$—	0.0%

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2025

15.	Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests (included in other equity securities).

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 15                               Yes (X)  No ( )

1	2	3
(in millions)

15.02 Aggregate statement value of investments held in general partnership interests	$—	0.0%

Largest 3 investments in general partnership interests:

15.03	$—	0.0%

15.04	$—	0.0%

15.05	$—	0.0%

16.	Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans (reported in Schedule B).

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 16?                                Yes ( )  No (X)

Largest 10 aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

1		2	3

Type (Residential, Commercial, Agricultural)		Amount	Percentage of Total Admitted Assets
		(in millions)
16.02	Commercial	$429	0.1%
16.03	Commercial	$405	0.1%
16.04	Commercial	$330	0.1%
16.05	Commercial	$301	0.1%
16.06	Commercial	$300	0.1%
16.07	Commercial	$300	0.1%
16.08	Commercial	$296	0.1%
16.09	Commercial	$270	0.1%
16.10	Commercial	$265	0.1%
16.11	Commercial	$260	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

		1	2
		(in millions)
16.12	Construction Loans	$2,384	0.7%
16.13	Mortgage loans over 90 days past due	$—	— %
16.14	Mortgage loans in the process of foreclosure	$—	— %
16.15	Mortgage loans foreclosed	$—	— %
16.16	Restructured mortgage loans	$52	0.0%

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2025

17.	Aggregate mortgage loans having the following loan-to-value ratios are determined from the most current appraisal as of the Annual Statement date:

Loan-to-Value	Residential		Commercial		Agricultural

	1	2	3	4	5	6

	(in millions)		(in millions)		(in millions)

17.01 above 95%	$—	—%	$1,356	0.4%	$—	—%

17.02 91 to 95%	$—	—%	$260	0.1%	$—	—%

17.03 81 to 90%	$—	—%	$998	0.3%	$—	—%

17.04 71 to 80%	$—	—%	$2,870	0.8%	$—	—%

17.05 below 71%	$—	—%	$54,583	15.4%	$—	—%

18.

Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate (reported in Schedule A, excluding property occupied by the company).

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 18?                               Yes (X)  No ( )

Largest five investments in any one parcel or group of contiguous parcels of real estate:

1	2	3
(in millions)

	$—	—%

	$—	—%

	$—	—%

	$—	—%

	$—	—%

19.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 19?                      Yes (X)  No ( )

1	2	3

(in millions)
19.02 Aggregate statement value of investments held in mezzanine real estate loans:	$—	—%

Largest three investments held in mezzanine real estate loans:

19.03	$—	—%
19.04	$—	—%
19.05	$—	—%

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2025

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

	At Year End		At End of Each Quarter (Unaudited)

			1st Qtr	2nd Qtr	3rd Qtr

	1	2	3	4	5

	(in millions)		(in millions)	(in millions)	(in millions)
20.01 Securities lending (do not include asset held as collateral for such transactions)	$—	—%	$—	$—	$—
20.02 Repurchase agreements	$2,591	0.7%	$3,220	$3,185	$2,589
20.03 Reverse repurchase agreements	$—	—%	$—	$—	$—
20.04 Dollar repurchase agreements	$—	—%	$—	$—	$—
20.05 Dollar reverse repurchase agreements	$—	—%	$—	$—	$—

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
	1		2	3	4
	(in millions)			(in millions)
21.01 Hedging	$—		—%	$—	—%
21.02 Income generation	$—		—%	$—	—%
21.03 Other	$—		—%	$—	—%

22.

Amounts and percentages of the reporting entity’s total admitted assets of potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards:

	At Year End		At End of Each Quarter (unaudited)

			1st Qtr	2nd Qtr	3rd Qtr

	1	2	3	4	5

	(in millions)		(in millions)	(in millions)	(in millions)
22.01 Hedging	$369	0.1%	$356	$363	$382
22.02 Income generation	$—	—%	$—	$—	$—
22.03 Replications	$27	0.0%	$21	$30	$28
22.04 Other	$—	—%	$—	$—	$—

23.

Amounts and percentages of the reporting entity’s total admitted assets of potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for future contracts:

	At Year End		At End of Each Quarter (unaudited)

			1st Qtr	2nd Qtr	3rd Qtr

	1	2	3	4	5

	(in millions)		(in millions)	(in millions)	(in millions)
23.01 Hedging	$223	0.1%	$164	$171	$211
23.02 Income generation	$—	—%	$—	$—	$—
23.03 Replications	$—	—%	$—	$—	$—
23.04 Other	$—	—%	$—	$—	$—

The Northwestern Mutual Life Insurance Company

Summary Investment Schedule

December 31, 2025

(in millions)

Investment Categories	Gross Investment Holdings: Amount	Gross Investment Holdings: Percentage of Column 1 Line 14	Admitted Assets as Reported in the Annual Statement: Amount	Admitted Assets as Reported in the Annual Statement: Securities Lending Reinvested Collateral Amount	Admitted Assets as Reported in the Annual Statement: Total (Col. 3 + 4) Amount	Admitted Assets as Reported in the Annual Statement: Percentage of Column 5 Line 14

Issuer credit obligations (Schedule D, Part 1, Section 1): U.S. government obligations	$3,975	1.17%	$3,975	$—	$3,975	1.17%

Issuer credit obligations (Schedule D, Part 1, Section 1): Other U.S. government obligations	—	— %	—	—	—	— %

Issuer credit obligations (Schedule D, Part 1, Section 1): Non-U.S. sovereign jurisdiction securities	4,898	1.45%	4,898	—	4,898	1.45%

Issuer credit obligations (Schedule D, Part 1, Section 1): Municipal bonds - general obligations (direct & guaranteed)	1,287	0.38%	1,287	—	1,287	0.38%

Issuer credit obligations (Schedule D, Part 1, Section 1): Municipal bonds - special revenue	3,178	0.94%	3,178	—	3,178	0.94%

Issuer credit obligations (Schedule D, Part 1, Section 1): Project finance bonds issued by operating entities	4,476	1.32%	4,476	—	4,476	1.32%

Issuer credit obligations (Schedule D, Part 1, Section 1): Corporate bonds	125,679	37.09%	125,679	—	125,679	37.11%

Issuer credit obligations (Schedule D, Part 1, Section 1): Mandatory convertible bonds	—	— %	—	—	—	— %

Issuer credit obligations (Schedule D, Part 1, Section 1): Single entity backed obligations	4,580	1.35%	4,580	—	4,580	1.35%

Issuer credit obligations (Schedule D, Part 1, Section 1): SVO-Identified bond exchange traded funds-fair value	1,389	0.41%	1,389	—	1,389	0.41%

Issuer credit obligations (Schedule D, Part 1, Section 1): SVO-Identified bond exchange traded funds-systematic value	—	— %	—	—	—	— %

Issuer credit obligations (Schedule D, Part 1, Section 1): Bonds issued by funds representing operating entities	8,120	2.40%	8,120	—	8,120	2.40%

Issuer credit obligations (Schedule D, Part 1, Section 1): Bank loans-issued	—	— %	—	—	—	— %

Issuer credit obligations (Schedule D, Part 1, Section 1): Bank loans - acquired	3,709	1.09%	3,709	—	3,709	1.10%

Issuer credit obligations (Schedule D, Part 1, Section 1): Mortgages loans that qualify as SVO-Identified credit tenant loans	—	— %	—	—	—	— %

Issuer credit obligations (Schedule D, Part 1, Section 1): Certificates of deposit	—	— %	—	—	—	— %

Issuer credit obligations (Schedule D, Part 1, Section 1): Other issuer credit obligations	—	— %	—	—	—	— %

Issuer credit obligations (Schedule D, Part 1, Section 1): Total issuer credit obligations	161,290	47.60%	161,290	—	161,290	47.63%

Asset-backed securities (Schedule D, Part 1, Section 2): Financial asset- backed securities-self-liquidating	41,228	12.17%	41,228	—	41,228	12.17%

Asset-backed securities (Schedule D, Part 1, Section 2): Financial asset- backed securities-not self-liquidating	1,535	0.45%	1,535	—	1,535	0.45%

Asset-backed securities (Schedule D, Part 1, Section 2): Non-financial asset- backed securities	5,954	1.76%	5,954	—	5,954	1.76%

Asset-backed securities (Schedule D, Part 1, Section 2): Total asset-backed securities	48,718	14.38%	48,718	—	48,718	14.39%

Preferred stocks (Schedule D, Part 2, Section 1): Industrial and miscellaneous (Unaffiliated)	862	0.25%	862	—	862	0.25%

Preferred stocks (Schedule D, Part 2, Section 1): Parent, subsidiaries and affiliates	—	— %	—	—	—	— %

Preferred stocks (Schedule D, Part 2, Section 1): Total preferred stocks	862	0.25%	862	—	862	0.25%

Common stocks (Schedule D, Part 2, Section 2): Industrial and miscellaneous - publicly traded (unaffiliated)	1,691	0.50%	1,691	—	1,691	0.50%

Common stocks (Schedule D, Part 2, Section 2): Industrial and miscellaneous - other (unaffiliated)	384	0.11%	384	—	384	0.11%

Common stocks (Schedule D, Part 2, Section 2): Parent, subsidiaries and affiliates-publicly traded	—	— %	—	—	—	— %

Common stocks (Schedule D, Part 2, Section 2): Parent, subsidiaries and affiliates-other	584	0.17%	584	—	584	0.17%

Common stocks (Schedule D, Part 2, Section 2): Mutual funds	—	— %	—	—	—	— %

Common stocks (Schedule D, Part 2, Section 2): Unit investment trusts	—	— %	—	—	—	— %

Common stocks (Schedule D, Part 2, Section 2): Closed-end funds	—	— %	—	—	—	— %

Common stocks (Schedule D, Part 2, Section 2): Exchange traded funds	246	0.07%	246	—	246	0.07%

Common stocks (Schedule D, Part 2, Section 2): Total common stocks	2,906	0.86%	2,906	—	2,906	0.86%

Mortgage loans (Schedule B): Farm mortgages	—	— %	—	—	—	— %

The Northwestern Mutual Life Insurance Company

Summary Investment Schedule

December 31, 2025

(in millions)

Mortgage loans (Schedule B): Residential mortgages	—	— %	—	—	—	— %

Mortgage loans (Schedule B): Commercial mortgages	59,309	17.50%	59,309	—	59,309	17.51%

Mortgage loans (Schedule B): Mezzanine real estate loans	758	0.22%	758	—	758	0.22%

Mortgage loans (Schedule B): Total valuation allowance	—	— %	—	—	—	— %

Mortgage loans (Schedule B): Total mortgage loans	60,066	17.73%	60,066	—	60,066	17.74%

Real estate (Schedule A): Properties occupied by company	958	0.28%	958	—	958	0.28%

Real estate (Schedule A): Properties held for production of income	2,005	0.59%	2,005	—	2,005	0.59%

Real estate (Schedule A): Properties held for sale	—	— %	—	—	—	— %

Real estate (Schedule A): Total real estate	2,963	0.87%	2,963	—	2,963	0.87%

Cash, cash equivalents and short-term investments: Cash (Schedule E, Part 1)	149	0.04%	149	—	149	0.04%

Cash, cash equivalents and short-term investments: Cash equivalents (Schedule E, Part 2)	4,291	1.27%	4,291	—	4,291	1.27%

Cash, cash equivalents and short-term investments: Short-term investments (Schedule DA)	649	0.19%	649	—	649	0.19%

Cash, cash equivalents and short-term investments: Total cash, cash equivalents and short-term investments	5,089	1.50%	5,089	—	5,089	1.50%

Contract loans	21,045	6.21%	21,044	—	21,044	6.21%

Derivatives (Schedule DB)	1,157	0.34%	1,157	—	1,157	0.34%

Other invested assets (Schedule BA)	34,596	10.21%	34,373	—	34,373	10.15%

Receivables for securities	47	0.01%	47	—	47	0.01%

Securities Lending (Schedule DL, Part 1)	—	— %		—	—	— %

Other invested assets (Page 2, Line 11)	137	0.04%	137	—	137	0.04%

Total invested assets	$338,877	100.00%	$338,653	—	$338,653	100.00%

PART C
OTHER INFORMATION
Item 30. Exhibits
Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)	Resolution of Board of Trustees of The Northwestern Mutual Life Insurance Company establishing the Account, dated March 22, 2006	Exhibit (a) to Form N-6 initial Registration Statement, File No. 333-136124, filed July 28, 2006
(b)	Not Applicable
(c)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 initial Registration Statement, File No. 333-136124, filed July 28, 2006
(d)1	Northwestern Mutual Flexible Premium Variable Adjustable Life Insurance Policy, UU. VULP. (1019) NY	Exhibit (d)1 to Form N-6 Pre-Effective Amendment No. 1, File No. 333-233805, filed November 22, 2019
(d)2(a)	Waiver Benefit: Payment of Selected Monthly Premium Upon Total Disability, UU.VUL.UL.SMP.(1019)	Exhibit (d)2(a) to Form N-6 initial Registration Statement File No. 333-231043, filed March 8, 2019
(d)2(b)	Change of Insured Benefit, UU.VUL.COI.(1019)	Exhibit (d)2(b) to Form N-6 initial Registration Statement File No. 333-231043, filed March 8, 2019
(d)2(c)	Additional Purchase Benefit, UU.VULP.APB.(1019)	Exhibit (d)2(c) to Form N-6 initial Registration Statement File No. 333-231043, filed March 8, 2019
(e)	Northwestern Mutual Life Insurance Application, 90-1 L.I.(0198) with Application Supplement, (90- 1.VULP.Supp.(1019)	Exhibit (e) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-233805, filed November 22, 2019
(f)1	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	Exhibit B(1) to Form N-4 Post-Effective Amendment No. 6, File No. 33-58476, filed November 13, 1995
(f)2	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-6 Post-Effective Amendment No. 8, File No. 333-36865, filed February 28, 2003
(g)(1)	Reinsurance Agreement dated December 19, 2013 between RGA Reinsurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(1) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(2)	Reinsurance Agreement dated December 19, 2013 between Munich American Reassurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(2) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(3)	Reinsurance Agreement dated December 22, 2015 between Munich American Reassurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(3) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(4)	Reinsurance Agreement dated November 7, 2013 between Swiss Re Life & Health American Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (g)(4) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(5)	Reinsurance Agreement dated December 22, 2015 between Swiss Re Life & Health American Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (g)(5) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(6)	Reinsurance Agreement dated December 23, 2013 between General Re Life Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (g)(6) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(7)	Reinsurance Agreement dated December 22, 2013 between Hannover Life Reassurance Company of American and The Northwestern Mutual Life Insurance Company	Exhibit (g)(7) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(8)	Reinsurance Agreement dated December 2, 2013 between SCOR Global Life USA Reinsurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(8) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(h)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66, File No. 2-29240, filed on April 28, 2005
(h)(a)(2)
Amendment No. 1 dated December 17, 2020 to the
Participation Agreement dated March 16, 1999 Among
Russell Insurance Funds, Russell Fund Distributors, Inc.
and The Northwestern Mutual Life Insurance Company
Exhibit (h)(a)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-13380, filed on April 26, 2021

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(h)(a)(3)
Amendment No. 2 dated July 24, 2024 to the Participation
Agreement dated March 16, 1999, among Russell
Investment Funds, and Russell Investments Financial
Services, LLC (f/k/a Russell Fund Distributors, Inc.) and
The Northwestern Mutual Life Insurance Company
Exhibit (h)(a)(3) to Form N-6 Post-Effective Amendment No. 12 for Northwestern Mutual Variable Life Account II, File No. 333-230143, filed on February 14, 2025
(h)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66, File No. 2-29240, filed April 28, 2005
(h)(b)(2)
Amendment No. 1 dated October 18, 2006 to
Participation Agreement dated May 1, 2003, by and
among The Northwestern Mutual Life Insurance
Company, Fidelity Distributors Corporation, and each of
Variable Insurance Products Fund, Variable Insurance
Products Fund II, and Variable Insurance Products Fund
III
Exhibit (h)(1)(b)(2) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-136124, filed December 13, 2006
(h)(b)(3)
Amendment No. 2 dated February 9, 2021 to Participation
Agreement dated May 1, 2003, by and among The
Northwestern Mutual Life Insurance Company, Fidelity
Distributors Corporation, and each of Variable Insurance
Products Fund, Variable Insurance Products Fund II, and
Variable Insurance Products Fund III
Exhibit (h)(b)(3) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(b)(4)
Amendment No. 2 dated July 24, 2024, to Participation
Agreement dated May 1, 2003, by and among The
Northwestern Mutual Life Insurance Company, Fidelity
Distributors Company LLC (formerly Fidelity
Distributors Corporation) and each of Variable Insurance
Products Fund, Variable Insurance Products Fund II, and
Variable Insurance Products III, and Variable Insurance
Products Fund V
Exhibit (h)(b)(4) to Form N-6 Post-Effective Amendment No. 12 for Northwestern Mutual Variable Life Account II, File No. 333-230143, filed on February 14, 2025
(h)(b)(5)
Amended and Restated Participation Agreement dated
May 1, 2025 by and among The Northwestern Mutual
Life Insurance Company, Fidelity Distributors Company
LLC, and each of Variable Insurance Products Fund,
Variable Insurance Products Fund II, Variable Insurance
Products Fund III, Variable Insurance Products Fund IV
and Variable Insurance Products Fund V
Exhibit (h)(b)(5) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(h)(b)(6)
Amendment dated May 1, 2025 to the Amended and
Restated Participation Agreement dated May 1, 2025 by
and among The Northwestern Mutual Life Insurance
Company, Fidelity Distributors Company LLC, and each
of Variable Insurance Products Fund, Variable Insurance
Products Fund II, Variable Insurance Products Fund III,
Variable Insurance Products Fund IV and Variable
Insurance Products Fund V
Exhibit (h)(b)(6) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(h)(c)(1)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (h)(e) to Form N-6 Post-Effective Amendment No. 7, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on April 26, 2012
(h)(c)(2)	Amendment to Participation Agreement dated January 4, 2021 among Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (h)(c)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(c)(3)
Amendment No. 2 to Participation Agreement dated
July 24, 2024, among Neuberger Berman Advisers
Management Trust, Neuberger Berman BD LLC
(formerly Neuberger Berman Management, Inc.), and The
Northwestern Mutual Life Insurance Company
Exhibit (h)(c)(3) to Form N-6 Post-Effective Amendment No. 12 for Northwestern Mutual Variable Life Account II, File No. 333-230143, filed on February 14, 2025

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(h)(d)(1)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (h)(b)(4) to Form N-6 Post-Effective Amendment No. 10 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on October 1, 2013
(h)(d)(2)
Amendment to Participation Agreement dated
January 4, 2021 among Credit Suisse Trust, Credit Suisse
Asset Management, LLC, Credit Suisse Securities (USA)
LLC, and The Northwestern Mutual Life Insurance
Company
Exhibit (h)(d)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(d)(3)	Assignment and Assumption Agreement dated April 24, 2024 among Credit Suisse Securities (USA) LLC, and UBS Asset Management (US) Inc.	Exhibit (h)(d)(3) to Form N-6 Post-Effective Amendment No. 12 for Northwestern Mutual Variable Life Account II, File No.333-230143, filed on February 14, 2025
(h)(d)(4)
Amendment #2 to Participation Agreement dated
July 24, 2024, among Credit Suisse Trust, UBS Asset
Management (Americas) LLC (formerly Credit Suisse
Asset Management, LLC), and UBS Asset Management
(US) Inc. (formerly Credit Suisse Securities (USA) LLC),
and The Northwestern Mutual Life Insurance Company
Exhibit (h)(d)(4) to Form N-6 Post-Effective Amendment No. 12 for Northwestern Mutual Variable Life Account II, File No.333-230143, filed on February 14, 2025
(h)(d)(5)
Assignment and Assumption Agreement and Amendment
dated March 13, 2026 among The Northwestern Mutual
Life Insurance Company, Cantor Fitzgerald Variable
Insurance Trust (formerly Credit Suisse Trust), UBS Asset
Management (Americas) LLC, O’Connor Alternative
Investments, LLC, UBS Asset Management (US) Inc.,
and Ultimus Fund Distributors LLC
Filed herewith
(h)(e)
Fund Participation and Service Agreement dated
May 1, 2025 among The Northwestern Mutual Life
Insurance Company, Capital Client Group, Inc., American
Funds Insurance Series, American Funds Service
Company and Capital Research and Management
Company
Exhibit (h)(e) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(h)(f)
Fund Participation Agreement dated May 1, 2025 by and
among The Northwestern Mutual Life Company,
BlackRock Investments, LLC, and each of BlackRock
Variable Series Funds, Inc. and BlackRock Variable Series
Funds II, Inc.
Exhibit (h)(f) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(h)(g)
Fund Participation Agreement dated May 1, 2025 by and
among The Northwestern Mutual Life Company,
Columbia Funds Variable Insurance Trust, Columbia
Funds Variable Series Trust II, Columbia Management
Investment Advisers, LLC and Columbia Management
Investment Distributors, Inc.
Exhibit (h)(g) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(h)(h)
Participation Agreement dated May 1, 2025 among The
Northwestern Mutual Life Insurance Company,
Northwestern Mutual Investment Services, LLC, John
Hancock Variable Insurance Trust and John Hancock
Distributors, LLC
Exhibit (h)(h) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(i)	Not Applicable
(i)(a)	Administrative Services Agreement dated April 23, 2007 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (h)(e)(1) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(i)(b)(1)	Service Agreement dated May 1, 2003 between The Northwestern Mutual Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc.	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1, File No. 333-133380, filed August 8, 2006
(i)(b)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between The Northwestern Mutual Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc.	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1, File No. 333-133380, filed August 8, 2006

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(i)(b)(3)	Amended and Restated Service Agreement dated May 1, 2025 between The Northwestern Mutual Life Insurance Company and Fidelity Investments Institutional Operations Company LLC	Exhibit (i)(b)(3) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(i)(c)	Administrative Services Agreement dated October 1, 2013 between Credit Suisse Securities (USA) LLC and The Northwestern Mutual Life Company	Exhibit (h)(h)(1) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(i)(d)	Administrative Services Agreement dated May 1, 2025 between The Northwestern Mutual Life Insurance Company and BlackRock Advisors, LLC	Exhibit (i)(d) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(i)(e)	Variable Portfolio Administrative Services Agreement dated May 1, 2025 between The Northwestern Mutual Life Insurance Company and Columbia Management Investment Services Corp.	Exhibit (i)(e) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(i)(f)	Administrative Services Agreement dated May 1, 2025 between The Northwestern Mutual Life Insurance Company and John Hancock Variable Trust Advisers LLC	Exhibit (i)(f) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(j)(a)	Shareholder Information Agreement dated April 13, 2007 among Russell Investment Management Company on behalf of Russell Investment Funds and The Northwestern Mutual Life Insurance Company	Exhibit (j)(a) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(b)
Amendment No. 1 dated October 20, 2008 to Shareholder
Information Agreement dated April 13, 2007 among
Russell Fund Services Company on behalf of Russell
Investment Funds and The Northwestern Mutual Life
Insurance Company
Exhibit (j)(b) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(c)
Shareholder Information Agreement dated April 13, 2007
among Fidelity Distributors Corporation on behalf of
Fidelity® Variable Insurance Products Fund and The
Northwestern Mutual Life Insurance Company
Exhibit (j)(c) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(d)	Shareholder Information Agreement dated April 16, 2007 among Northwestern Mutual Series Fund, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (j)(d) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(e)	Shareholder Information Agreement dated October 16, 2007 among Neuberger Berman Management Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (j)(e) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(f)	Shareholder Information Agreement dated September 27, 2013 among Credit Suisse Securities (USA) LLC and The Northwestern Mutual Life Insurance Company	Exhibit (j)(f) to Form N-6 Post-Effective Amendment No. 10 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on October 1, 2013
(j)(g)	Power of Attorney	Exhibit (j)(g) to Form N-6 Post-Effective Amendment No. 15 for Northwestern Mutual Variable Life Account II, File No. 333-230143, filed on February 13, 2026
(j)(h)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(j)(i)	Rule 22c-2 Agreement dated April 9, 2025 among The Northwestern Mutual Life Insurance Company, American Funds Insurance Series and American Funds Service Company	Exhibit (j)(i) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(j)(j)
Business Agreement dated May 1, 2025 by and among
The Northwestern Mutual Life Insurance Company,
Northwestern Mutual Investment Services, LLC, Client
Capital Group, Inc. and Capital Research and
Management Company
Exhibit (j)(j) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(k)	Opinion and Consent of Counsel	Filed herewith
(l)	Not Applicable
(m)	Not Applicable
(n)	Consent of PricewaterhouseCoopers LLP	Filed herewith

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(o)	Not Applicable
(p)	Not Applicable
(q)	Memorandum describing Issuance, Transfer and Redemption Procedures	Filed herewith
(r)	Form of Initial Summary Prospectus (ISP)	Filed herewith
101.INS XBRL	Instance Document
101.SCH XBRL	Taxonomy Extension Schema Document
101.CAL XBRL	Taxonomy Extension Calculation Linkbase Document
101.DEF XBRL	Taxonomy Extension Definition Linkbase Document
101.LAB XBRL	Taxonomy Extension Label Linkbase Document
101.PRE XBRL	Taxonomy Extension Presentation Linkbase Document
Item 31. Directors and Officers of the Depositor
The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company without regard to their activities relating to variable life insurance policies or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.
TRUSTEES – As of April 1, 2026
Name	Address
Anne F. Ackerley	Retired Managing Director - BlackRock (Retirement Group) BlackRock 225 W. 86th Street, Apt. #1005 New York, NY 10024

Teresa M. Bitetti	President, Global Oncology Business Unit Takeda Pharmaceuticals International, Inc. 40 Lansdowne Street, 7th Floor Cambridge, MA 02139

Nicholas E. Brathwaite	Founding Managing Partner Celesta Capital 1850 Gateway Drive, Suite 450 San Mateo, CA 94404

Andrew T. Feldstein	Retired CEO & CIO BlueMountain Capital Management (n/k/a Assured Investment Management) 20 Tompkins Road Scarsdale, NY 10583

Timothy J. Gerend	Chairman, President & Chief Executive Officer Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Andrew J. Harmening	President and Chief Executive Officer Associated Bank Associated Bank River Center 111 E. Kilbourn Ave, 2nd Floor, Suite 200 Milwaukee, WI 53202

Name	Address
David P. Hollander	Retired Principal, Global Insurance Sector Leader Ernst & Young, LLP 180 Golf House Road Haverford, PA 19041

Randolph W. Melville	Retired Senior Vice President Frito-Lay North America 7901 Windrose Avenue, Unit 604 Plano, TX 75024

Jaime Montemayor	Chief Digital, Technology and Transformation Officer General Mills One General Mills Boulevard Minneapolis, MN 55426

Timothy H. Murphy	Vice Chair Mastercard, Inc. 2000 Purchase Street Purchase, NY 10577

Andrew N. Nunemaker	Chief Executive Officer Groupware Technologies 10437 W. Innovation Drive, Suite 306 Wauwatosa, WI 53226

Anne M. Paradis	Retired Chief Executive Officer MicroTek, Inc. 69A Howland Street Provincetown, MA 02657

Sandra R. Rogers	Retired Vice President – Supply Chain Hillrom 12363 E. Black Rock Road Scottsdale, AZ 85255

Aarti S. Shah	Retired Senior Vice President, Chief Information and Digital Officer Eli Lilly 13360 Sioux Trail Carmel, IN 46033

Juan C. Zarate	Global Co-Managing Partner & Chief Strategy Officer K2 Integrity 1050 Connecticut Avenue NW, Suite 680 Washington, DC 20036
EXECUTIVE OFFICERS – As of April 1, 2026
Timothy J. Gerend	Chairman, President & Chief Executive Officer
John E. Bentley	Executive Vice President & Chief Investment Officer
Kelly I. Culler	Executive Vice President & Chief People Officer
Todd M. Jones	Executive Vice President & Chief Financial Officer
Raymond J. Manista	Executive Vice President, Chief Legal & Public Affairs Officer
John C. Roberts	Executive Vice President & Chief Field Officer
Bethany M. Rodenhuis	Executive Vice President & Chief Operating Officer and Business Architect
Jeffrey D. Sippel	Executive Vice President & Chief Strategy Officer
Kamilah D. Williams-Kemp	Executive Vice President & Chief Product Officer
The business address for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 32. Persons Controlled By or Under Common Control with the Depositor or Registrant
The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of December 31, 2025 are shown below. In addition to the subsidiaries shown below, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:
1.
NML Variable Annuity Account A
2.
NML Variable Annuity Account B
3.
NML Variable Annuity Account C
4.
Northwestern Mutual Variable Life Account
5.
Northwestern Mutual Variable Life Account II
NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1)
(as of December 31, 2025)
Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
Mason Street Advisors LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Investment Management Company LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Investment Services LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Wealth Management Company(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
All Other Subsidiaries
1838938 Alberta Ltd(2)	Canada	The Northwestern Mutual Life Insurance Company	100.00
200 12th Street LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
720 East LLC(2)	Delaware	Northwestern Mutual Investment Management Company LLC	100.00
777 North Van Buren Apartments LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Parking LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Retail LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
AC 2020 NMTC Investor LLC(2)	Louisiana	The Northwestern Mutual Life Insurance Company	99.00
Aliyah Apartment Owner LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	90.00
Amber LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
Baraboo Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Bayridge LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
BCC Cancer Center Venture LP(2)	Delaware	NM Cancer Center GP LLC	0.01
		NM Imperial LLC	83.99
		RE Corp	16.00
Bell Road Venture Partners LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	90.00
Bishop Square LLC(2)	Delaware	NM BSA LLC	100.00
Brandywine Distribution LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Burgundy LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
C - Land Fund LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
Capitol View Joint Venture(2)	Tennessee	C-Land Fund LLC	85.00
Capitol View JV-D(2)	Tennessee	C-Land Fund LLC	80.00
Capitol View JV-E(2)	Tennessee	C-Land Fund LLC	70.00
Cedarstone LLC(2)	Delaware	Baraboo Inc	100.00
Chateau LLC(2)	Delaware	NML Securities Holdings LLC	100.00
Coral Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Cortona Holdings LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
Cream City Venture Capital LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	99.00
		NML Development Corporation	1.00
Crosland Greens LLC(2)	North Carolina	C-Land Fund LLC	85.00
Crown Farm Partners LLC(2)	Maryland	NM Imperial LLC	99.00
		RE Corp	1.00
Dortmund LLC(2)	Delaware	NML Securities Holdings LLC	100.00
Ellington Residential LLC(2)	Maryland	Crown Farm Partners, LLC	100.00
Fairfield Potomac Club LLC(2)	Delaware	NM Imperial LLC	99.00
		RE Corp	1.00
FC JCAF VI NM GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
FES LLC(2)	Delaware	NML Securities Holdings LLC	100.00
Fifth and Lavaca Republic Square Limited Partnership(2)	Delaware	The Northwestern Mutual Life Insurance Company	94.05
		NM Twin Creeks GP LLC	0.95
GRO-SUB LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Hazel Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Higgins Inc(2)	Delaware	NML Securities Holdings LLC	100.00
High Street Station Square Pittsburgh I LLC(2)	Delaware	NM Imperial LLC	89.00
		NM High Street 1 LLC	11.00
Hobby Inc(2)	Delaware	NML Securities Holdings LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Hollenberg 1 Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Iron Key Insurance Services LLC(2)	Delaware	Lake Emily Holdings LLC	100.00
Lake Emily Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Lakelands Associates LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	85.00
Logan Inc(2)	Delaware	NML Real Estate Holdings LLC	100.00
Los Alamitos Corporate Center Joint Venture LLC(2)	California	NM Imperial LLC	99.00
		RE Corp	1.00
Maroon Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Mason & Marshall Inc(2)	Delaware	NML Securities Holdings LLC	100.00
MCC Castro Station LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	98.50
Model Portfolios LLC(2)	Delaware	NML Securities Holdings LLC	100.00
Network Office Cashiership LLC(2)	Delaware	NM Career Distribution Holdings LLC	100.00
Nicolet Inc(2)	Delaware	NML Securities Holdings LLC	100.00
NM BSA LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM Cancer Center GP LLC(2)	Delaware	NM Imperial LLC	100.00
NM Career Distribution Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM CLO Inc(2)	Delaware	NML Securities Holdings LLC	100.00
NM DFW Lewisville LLC(2)	Delaware	NM Majestic Holdings LLC	100.00
NM Eagle I LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM Finance Partners LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM Gen LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM GP Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Green LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM High Street 1 LLC(2)	Delaware	NM Imperial LLC	89.00
		NM High Street 2 LLC	11.00
NM High Street 2 LLC(2)	Delaware	NM Imperial LLC	100.00
NM Imperial LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM Investment Holdings LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM Lion LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
NM Majestic Holdings LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM Neptune LLC(2)	Delaware	NM Regal LLC	100.00
NM Network Office 135 Insurance Agency LLC(2)	Delaware	NM Career Distribution Holdings LLC	100.00
NM Pebble Valley LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Pioneer LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM QOZ Fund II LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM QOZ Fund III LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM QOZ Fund IV LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM QOZ Fund LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM Raven LLC(2)	Delaware	NM Strategic Asset Holdings LLC	100.00
NM RE Funds LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM Regal LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM Royal LLC(2)	Delaware	NM Strategic Asset Holdings LLC	100.00
NM Strategic Asset Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM TES LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Twin Creeks GP LLC(2)	Delaware	NM Imperial LLC	100.00
NM Van Buren LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM VI Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-808 West LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NMC JCAF VI CARRY LP(2)	Delaware	Northwestern Mutual Investment Management Company LLC	35.71
NMC V GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NMC VI GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NM-Hemlock LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Jasper LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NML Development Corporation(2)	Delaware	NML Securities Holdings LLC	100.00
NML Real Estate Holdings LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
NML Securities Holdings LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
NMLSP1 LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM-MNO LLC(2)	Delaware	NM Career Distribution Holdings LLC	100.00
NMPE I GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NMPE II GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NMPE III GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NMPE IV GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NMPE V GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NM-Port Royale LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-RESA LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NMRM Holdings LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM-SAS LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Target Distribution Center 1 LLC(2)	Delaware	NM-Target.com Distribution Center LLC	89.00
		NM-Target Distribution Center -2 LLC	11.00
NM-Target Distribution Center 2 LLC(2)	Delaware	NM-Target.com Distribution Center LLC	100.00
NM-Target Distribution Center Property Owner LLC(2)	Delaware	NM-Target.com Distribution Center LLC	89.00
		NM-Target Distribution Center -1 LLC	11.00
NM-Target.com Distribution Center LLC(2)	Delaware	NM Imperial LLC	100.00
Northwestern Mutual Capital Equity Fund VII LP(2)	Delaware	The Northwestern Mutual Life Insurance Company	13.38
Northwestern Mutual Capital Equity Fund VII-A LP(2)	Delaware	The Northwestern Mutual Life Insurance Company	39.00
Northwestern Mutual Capital Equity GP VII LP(2)	Delaware	NM GP Holdings LLC	50.00
Northwestern Mutual Capital GP III LLC(2)	Delaware	NM GP Holdings LLC	100.00
Northwestern Mutual Capital GP IV LLC(2)	Delaware	NM GP Holdings LLC	100.00
Northwestern Mutual MU TLD Registry LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Registry LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Series Fund, Inc(3)	Maryland	The Northwestern Mutual Life Insurance Company	100.00
NP Keystone Building 1 LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	82.75
NP Keystone Building 20 LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	91.00
NP Keystone Building 3 LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	84.00
NP Keystone Building 5 LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	93.50
Osprey Links Golf Course LLC(2)	Delaware	Osprey Links LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Osprey Links LLC(2)	Delaware	NM Imperial LLC	99.00
		RE Corp	1.00
Plantation Oaks MHC-NM LLC(2)	Delaware	NM Imperial LLC	100.00
Pompano Property Partners LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	90.00
QOZ Holding Company LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
RE Corp(2)	Delaware	NML Real Estate Holdings LLC	100.00
Realen Valley Forge Greenes Associates(2)	Pennsylvania	The Northwestern Mutual Life Insurance Company	95.93
Russet Inc(2)	Delaware	NML Real Estate Holdings LLC	100.00
Scaleybark Phase I LLC(2)	Delaware	C-Land Fund LLC	85.00
Seattle Network Office LLC(2)	Delaware	NM Career Distribution Holdings LLC	100.00
Seazen GP LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Seazen Rocky Point LP(2)	Delaware	The Northwestern Mutual Life Insurance Company	99.90
		Seazen GP LLC	0.10
Tampa Mariner Street Apts LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	90.00
Tupelo Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Two Con Holdings LLC(2)	Delaware	Bishop Square LLC	100.00
Two Con LLC(2)	Delaware	Two Con Holdings LLC	100.00
Two Con SPE LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
Variable Innovation LLC(2)	Delaware	NM VI Holdings LLC	100.00
Ventura Lakes MHC-NM LLC(2)	Delaware	NM Imperial LLC	100.00
Vienna Metro Joint Venture LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	85.00
Walden OC LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
Waterside Lanier Venture Partners LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	91.00
Wells Street LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Westpark Corporate Center LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	44.50
		NM GP Holdings LLC	44.50
White Oaks Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Wysh Financial LLC(2)	Delaware	Wysh Holdings LLC	100.00
Wysh Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Wysh Life and Health Insurance Company(2)	Wisconsin	Wysh Holdings LLC	100.00
Wysh LLC(2)	New York	Wysh Holdings LLC	100.00

(1)
Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2025, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.
(2)
Subsidiary included in the consolidated financial statements.
(3)
Northwestern Mutual Series Fund, Inc. consists of 30 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Active/Passive Conservative Portfolio, Active/Passive Balanced Portfolio, Active/Passive Moderate Portfolio, Active/Passive Aggressive Portfolio, Active/Passive Very Aggressive Portfolio, Domestic Equity Portfolio, Emerging Markets Portfolio, Equity Income Portfolio, Focused Appreciation Portfolio, Government Money Market Portfolio, Growth Stock Portfolio, High Yield Bond Portfolio, Index 400 Stock Portfolio, Index 500 Stock Portfolio, Index 600 Stock Portfolio, Inflation Managed Portfolio, International Equity Portfolio, International Growth Portfolio, Large Cap Blend Portfolio, Large Cap Core Stock Portfolio, Large Company Value Portfolio, Long-Term U.S. Government Bond Portfolio, Mid Cap Growth Stock Portfolio, Mid Cap Value Portfolio, Multi-Sector Bond Portfolio, Research International Core Portfolio, Select Bond Portfolio, Short-Term Bond Portfolio, Small Cap Growth Stock Portfolio, and Small Cap Value Portfolio.
Item 33. Indemnification
(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.
(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:
B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.
This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.
This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.
The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriters
(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS also acts as the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account B (811-1668), the NML Variable Annuity Account C (811-21886),  Northwestern Mutual Variable Life Account (811-3989), and the Trust for Professional Managers (811-10401).
(b) As of April 1, 2026, the directors and officers of NMIS are as follows:
Name	Position
Brett Albers	Treasurer, Financial and Operations Principal
Quentin M. Doll	Director
Bradley L. Eull	Secretary
Betsy Heisler	Vice President - Risk Products
Thomas R. Hendricks	Vice President - Wealth Qualified Programs
Dean M. Hopp	Vice President - IPS Investment Programs
Dawn M. Kalinowski	Chief Operating Officer
Susan K. Limbach	Assistant Treasurer
Nicole E. Lund	Vice President - NMIS Compliance, Chief Compliance Officer
Kelly L. Martin	Assistant Treasurer
Alyssa G. Meyer	Senior Director - IPS Oversight and Controls
Alaka S. Mishal	Chief Technology Officer
Blaire L. Puls	Variable Investment Product Consultant
John C. Roberts	Executive Vice President, Chief Distribution Officer
Michelle A. Rossi-Weida	NMIS Anti-Money Laundering Officer
Deborah A. Schultz	Director
Justin Stipan	Distribution Performance Principal
Oritse J. Uku	Chief Information Security Officer
Laila M. Valters	President
Jonathan P. Viard	Vice President, Supervision Programs
Becki Williams	Vice President - Advanced Markets
Kamilah D. Williams-Kemp	Executive Vice President – New Business
Terry R. Young	Assistant Secretary
Erik W. Zipp	Vice President, Advisor Transitions
The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
(c) NMIS, the principal underwriter, received $166,344,953 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year.
Item 35. Location of Accounts and Records
All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 36. Management Services
There are no management-related service contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $15,000 or more were made during any of the last three fiscal years.

Item 37. Fee Representation
The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the variable universal life insurance policies which are the subject of this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the policies.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Northwestern Mutual Variable Life Account II, certifies that it meets all the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on April 27, 2026.
Northwestern Mutual Variable Life Account II
(Registrant)
By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ Raymond J. Manista
Raymond J. Manista Executive Vice President, Chief Legal & Public Affairs Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the Depositor on April 27, 2026.
THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)
By:	/s/ Raymond J. Manista
Raymond J. Manista Executive Vice President, Chief Legal & Public Affairs Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor and on the dates indicated:
Signature	Date	Title
/s/ Timothy J. Gerend	April 27, 2026	Chairman, Trustee and Chief Executive Officer; Principal Executive Officer
Timothy J. Gerend
/s/ Todd M. Jones	April 27, 2026	Executive Vice President and Chief Financial Officer; Principal Financial Officer
Todd M. Jones
/s/ Charles S. Mondesir	April 27, 2026	Vice President, Chief Accounting Officer and Controller; Principal Accounting Officer
Charles S. Mondesir

Signature	Title
/s/ Anne F. Ackerley*	Trustee
Anne F. Ackerley
/s/ Teresa M. Bitetti*	Trustee
Teresa M. Bitetti
/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite
/s/ Andrew T. Feldstein*	Trustee
Andrew T. Feldstein
/s/ Andrew J. Harmening*	Trustee
Andrew J. Harmening
/s/ David P. Hollander*	Trustee
David P. Hollander
/s/ Randolph W. Melville*	Trustee
Randolph W. Melville
/s/ Jaime Montemayor*	Trustee
Jaime Montemayor
/s/ Timothy H. Murphy*	Trustee
Timothy H. Murphy
/s/ Andrew N. Nunemaker*	Trustee
Andrew N. Nunemaker
/s/ Anne M. Paradis*	Trustee
Anne M. Paradis
/s/ Sandra R. Rogers*	Trustee
Sandra R. Rogers
/s/ Aarti S. Shah*	Trustee
Aarti S. Shah
/s/ Juan C. Zarate*	Trustee
Juan C. Zarate

*By:	/s/ Raymond J. Manista

Raymond J. Manista, Attorney in fact, pursuant to the Power of Attorney Exhibit (j)(g) to Form N-6 Post-Effective Amendment No. 15
for Northwestern Mutual Variable Life Account II, File No. 333-230143, filed on February 13, 2026.

Each of the signatures is affixed as of April 27, 2026.

EXHIBIT INDEX
EXHIBITS FILED WITH FORM N-6
POST-EFFECTIVE AMENDMENT NO. 9 TO
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
FOR
Northwestern Mutual Variable Life Account II
Exhibit	Description
(h)(d)(5)
Assignment and Assumption Agreement and Amendment
dated TBD among The Northwestern Mutual Life
Insurance Company, Cantor Fitzgerald Variable Insurance
Trust (formerly Credit Suisse Trust), UBS Asset
Management (Americas) LLC, O’Connor Alternative
Investments, LLC, UBS Asset Management (US) Inc.,
and Ultimus Fund Distributors LLC
Filed herewith
(k)	Opinion and Consent of Counsel	Filed herewith
(n)	Consent of PricewaterhouseCoopers LLP	Filed herewith
(q)	Memorandum describing Issuance, Transfer and Redemption Procedures	Filed herewith
(r)	Form of Initial Summary Prospect (ISP)	Filed herewith